2019 QUARTERLY REPORT
Russell Investment Funds
September 30, 2019
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 8
International Developed Markets Fund 20
Strategic Bond Fund 29
Global Real Estate Securities Fund 65
Notes to Schedules of Investments 70
Notes to Quarterly Report 72
Russell Investment Funds
Quarterly Report
September 30, 2019 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 15.7%
Amazon.com, Inc.(Æ) 2,162 3,753
Amerco , Inc. 627 245
Aramark 7,331 319
Bright Horizons Family Solutions, Inc.(Æ) 1,559 238
Carnival Corp. 3,338 146
CBS Corp. Class B 3,691 149
Charter Communications, Inc. Class A(Æ)(Ñ) 15,901 6,552
Choice Hotels International, Inc. 3,017 268
Comcast Corp. Class A 31,372 1,414
Costco Wholesale Corp. 2,319 668
Darden Restaurants, Inc. 2,689 318
Dollar Tree, Inc.(Æ) 65,179 7,440
Domino's Pizza, Inc. 12,290 3,006
DR Horton, Inc. 36,722 1,936
eBay, Inc. 25,675 1,001
Expedia Group, Inc. 1,917 258
Extended Stay America, Inc. 10,010 147
Ford Motor Co. 55,821 511
Garmin, Ltd. 2,496 211
General Motors Co. 96,227 3,607
Gentex Corp. 21,806 600
Genuine Parts Co. 2,261 225
Goodyear Tire & Rubber Co. (The) 16,183 233
Hasbro, Inc. 59,403 7,050
Home Depot, Inc. (The) 4,703 1,091
Lennar Corp. Class A 4,925 275
Liberty Global PLC Class A(Æ)(Ñ) 35,213 872
Liberty Global PLC Class C(Æ) 187,489 4,459
Liberty Media Corp.-Liberty SiriusXM Class
A(Æ) 4,607 192
Liberty SiriusXM Group Class C(Æ) 5,113 215
Macy's, Inc. 7,883 123
McDonald's Corp. 3,745 804
Mohawk Industries, Inc.(Æ) 16,801 2,085
Netflix, Inc.(Æ) 15,494 4,147
Nike, Inc. Class B 4,493 422
Norwegian Cruise Line Holdings, Ltd.(Æ) 28,088 1,454
Omnicom Group, Inc. 2,604 204
Penske Automotive Group, Inc. 3,280 155
PulteGroup, Inc. 57,639 2,107
Ross Stores, Inc. 2,048 225
Royal Caribbean Cruises, Ltd. 2,133 231
Sensata Technologies Holding PLC(Æ) 5,004 251
Starbucks Corp. 5,646 499
Tapestry, Inc. 5,818 152
Target Corp. 3,723 398
TJX Cos., Inc. 3,703 206
TripAdvisor, Inc.(Æ) 78,968 3,054
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 781 196
Viacom, Inc. Class B 6,398 154
WABCO Holdings, Inc.(Æ) 3,992 534
Walmart, Inc. 8,120 964
Walt Disney Co. (The) 7,128 929
66,693
Consumer Staples - 5.1%
Archer-Daniels-Midland Co. 8,634 355
Coca-Cola Co. (The) 18,596 1,012
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Constellation Brands, Inc. Class A 33,708 6,987
CVS Health Corp. 39,308 2,479
Ingredion, Inc. 20,937 1,711
JM Smucker Co. (The) 3,096 341
Molson Coors Brewing Co. Class B(Ñ) 48,137 2,768
Mondelez International, Inc. Class A 9,921 549
PepsiCo, Inc. 7,499 1,028
Procter & Gamble Co. (The) 15,537 1,932
Tyson Foods, Inc. Class A 27,860 2,400
21,562
Energy - 6.1%
BP PLC - ADR 86,591 3,290
Cabot Oil & Gas Corp. 10,541 185
Canadian Natural Resources, Ltd. 143,571 3,824
Chevron Corp. 32,094 3,807
ConocoPhillips 33,772 1,924
Exxon Mobil Corp. 28,423 2,007
Halliburton Co. 111,275 2,098
Magna International, Inc. Class A 36,390 1,941
Marathon Petroleum Corp. 6,147 373
Phillips 66 5,180 530
Royal Dutch Shell PLC Class B - ADR 41,052 2,459
Schlumberger, Ltd. 97,644 3,336
Valero Energy Corp. 2,772 236
26,010
Financial Services - 22.9%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 35,125 1,923
Aflac, Inc. 11,700 612
AGNC Investment Corp.(Æ) 33,682 542
Alliance Data Systems Corp. 2,119 272
Allstate Corp. (The) 3,568 388
Ally Financial, Inc. 7,595 252
American Express Co. 5,408 640
American Homes 4 Rent Class A(ö) 9,422 244
American Tower Corp.(ö) 2,084 461
Annaly Capital Management, Inc.(ö) 195,489 1,720
Apple Hospitality REIT, Inc.(ö) 23,369 387
AvalonBay Communities, Inc.(ö) 1,131 244
Banco Santander SA - ADR(Ñ) 331,428 1,332
Bank of America Corp. 139,525 4,070
Bank of New York Mellon Corp. (The) 20,505 927
BB&T Corp. 8,252 440
Berkshire Hathaway, Inc. Class B(Æ) 30,730 6,392
Broadridge Financial Solutions, Inc. 4,812 599
Brookfield Property REIT, Inc. Class A(ö) 12,292 251
Capital One Financial Corp. 4,190 381
Cboe Global Markets, Inc. 5,550 638
CBRE Group, Inc. Class A(Æ) 6,371 338
Charles Schwab Corp. (The) 113,876 4,763
Chubb, Ltd. 5,065 818
Citigroup, Inc. 87,710 6,059
CME Group, Inc. Class A 23,643 4,997
Comerica, Inc. 5,286 349
Crown Castle International Corp.(ö) 21,258 2,955
CubeSmart (ö) 6,859 239
Discover Financial Services 3,220 261
E*Trade Financial Corp. 33,198 1,450

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equinix , Inc.(Æ)(ö) 1,147 662
Essex Property Trust, Inc.(ö) 782 255
Everest Re Group, Ltd. 934 249
Fidelity National Information Services, Inc. 3,560 473
First Republic Bank 3,665 354
Fiserv, Inc.(Æ) 2,540 263
FleetCor Technologies, Inc.(Æ) 1,063 305
Gaming and Leisure Properties, Inc.(ö) 29,276 1,120
Global Payments, Inc. 4,685 745
Goldman Sachs Group, Inc. (The) 814 169
Hartford Financial Services Group, Inc. 5,215 316
Host Hotels & Resorts, Inc.(ö) 9,213 159
Intercontinental Exchange, Inc. 4,759 439
Invitation Homes, Inc.(ö) 8,610 255
Jack Henry & Associates, Inc. 4,957 724
JPMorgan Chase & Co. 55,406 6,521
KeyCorp 22,751 406
KKR & Co., Inc. Class A 251,316 6,748
Life Storage, Inc.(Æ)(ö) 2,382 251
M&T Bank Corp. 1,471 232
MasterCard, Inc. Class A 27,777 7,543
Medical Properties Trust, Inc.(ö) 10,262 201
Merck & Co., Inc. 14,159 1,192
MetLife, Inc. 4,703 222
MFA Financial, Inc.(ö) 37,864 279
Morgan Stanley 10,225 436
Northern Trust Corp. 3,608 337
PayPal Holdings, Inc.(Æ) 48,382 5,012
People's United Financial, Inc. 14,121 221
PNC Financial Services Group, Inc. (The) 3,270 458
Prudential Financial, Inc. 3,811 343
Public Storage(ö) 963 236
Raymond James Financial, Inc. 4,261 351
Regency Centers Corp.(ö) 3,454 240
Reinsurance Group of America, Inc. Class A 1,509 241
RenaissanceRe Holdings, Ltd. 1,288 249
SLM Corp. 77,467 684
Starwood Property Trust, Inc.(ö) 10,667 258
State Street Corp. 6,730 398
Sun Communities, Inc.(ö) 1,770 263
SunTrust Banks, Inc. 6,518 448
Synchrony Financial 10,463 357
Travelers Cos., Inc. (The) 3,142 467
Two Harbors Investment Corp.(ö) 84,512 1,110
US Bancorp 16,024 887
VEREIT, Inc.(ö) 25,982 254
Virtu Financial, Inc. Class A(Ñ) 10,601 173
Visa, Inc. Class A 41,521 7,142
Wells Fargo & Co. 25,287 1,275
Western Union Co. (The) 11,682 271
WP Carey, Inc.(ö) 2,849 255
97,393
Health Care - 12.6%
Abbott Laboratories 9,311 779
AbbVie, Inc. 23,318 1,766
Agilent Technologies, Inc. 5,840 448
Amgen, Inc. 1,304 252
Anthem, Inc.(Æ) 860 206
AstraZeneca PLC - ADR 27,190 1,212
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baxter International, Inc. 5,260 460
Becton Dickinson and Co. 2,624 664
Biogen, Inc.(Æ) 12,770 2,973
Boston Scientific Corp.(Æ) 5,939 242
Bristol-Myers Squibb Co.(Ñ) 22,803 1,156
Celgene Corp.(Æ) 4,188 416
Centene Corp.(Æ) 2,844 123
Cerner Corp. 5,815 396
Cigna Corp. 2,621 398
Cooper Cos., Inc. (The) 719 214
Eli Lilly & Co. 4,350 486
Gilead Sciences, Inc. 18,993 1,204
HCA Healthcare, Inc. 969 117
Horizon Therapeutics PLC(Æ) 48,983 1,334
Illumina, Inc.(Æ) 17,834 5,425
IQVIA Holdings, Inc.(Æ) 56,653 8,462
Jazz Pharmaceuticals PLC(Æ) 8,287 1,062
Johnson & Johnson 28,556 3,695
Laboratory Corp. of America Holdings(Æ) 2,367 398
MEDNAX, Inc.(Æ) 7,256 164
Medtronic PLC 28,735 3,121
Mylan NV(Æ) 41,697 825
Pfizer, Inc. 102,121 3,669
Qiagen NV(Æ) 5,970 197
Quest Diagnostics, Inc. 2,522 270
Regeneron Pharmaceuticals, Inc.(Æ) 844 234
Steris PLC 1,563 226
Stryker Corp. 1,716 371
Thermo Fisher Scientific, Inc. 2,662 775
UnitedHealth Group, Inc. 29,936 6,506
Universal Health Services, Inc. Class B 3,074 457
Vertex Pharmaceuticals, Inc.(Æ) 726 123
WellCare Health Plans, Inc.(Æ) 1,069 277
Zimmer Biomet Holdings, Inc. 13,542 1,859
Zoetis, Inc. Class A 4,794 597
53,559
Materials and Processing - 5.9%
Air Products & Chemicals, Inc. 2,923 648
AptarGroup, Inc. 1,917 227
Ball Corp. 110,139 8,020
Berry Plastics Group, Inc.(Æ) 4,377 172
Crown Holdings, Inc.(Æ) 37,180 2,457
Dow, Inc. 14,128 673
DowDuPont , Inc. 12,525 893
Eastman Chemical Co. 20,221 1,493
Ecolab, Inc. 5,707 1,130
Freeport-McMoRan, Inc. 73,255 701
Huntsman Corp. 39,454 918
Ingersoll-Rand PLC 4,382 540
International Flavors & Fragrances, Inc.(Ñ) 2,888 354
Lennox International, Inc. 910 221
Linde PLC(Æ) 3,027 586
LyondellBasell Industries NV Class A 3,398 304
NewMarket Corp. 796 376
Newmont Goldcorp Corp. 59,269 2,248
Nucor Corp. 8,267 421
Owens Corning 4,178 264
PPG Industries, Inc. 2,485 294
Reliance Steel & Aluminum Co. 3,054 304

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 6,822 841
Silgan Holdings, Inc. 6,460 194
Sonoco Products Co. 3,596 209
Steel Dynamics, Inc. 5,982 178
Westrock Co. 7,415 270
24,936
Producer Durables - 5.7%
3M Co. 1,529 251
Accenture PLC Class A 4,112 791
AECOM(Æ) 6,434 242
American Airlines Group, Inc. 87,508 2,359
Ametek , Inc. 5,005 460
Automatic Data Processing, Inc. 4,431 715
Boeing Co. (The) 1,463 557
Booz Allen Hamilton Holding Corp. Class A 5,917 420
Carlisle Cos., Inc. 2,402 350
CH Robinson Worldwide, Inc. 3,238 275
Cintas Corp. 1,104 296
CoStar Group, Inc.(Æ) 900 534
CSX Corp. 3,078 213
Cummins, Inc. 3,179 517
Danaher Corp. 4,271 617
Deere & Co. 1,450 245
Delta Air Lines, Inc. 8,188 472
Eaton Corp. PLC 9,790 814
Emerson Electric Co. 3,665 245
Flir Systems, Inc. 4,588 241
Fortive Corp. 3,870 265
General Dynamics Corp. 1,440 263
HD Supply Holdings, Inc.(Æ) 5,959 233
HEICO Corp. 1,206 151
Honeywell International, Inc. 5,527 935
Huntington Ingalls Industries, Inc. 597 126
IDEX Corp. 2,079 341
IHS Markit , Ltd.(Æ) 7,808 522
Illinois Tool Works, Inc. 1,625 254
Johnson Controls International PLC(Æ) 22,161 973
Kansas City Southern 1,960 261
L3Harris Technologies, Inc. 2,993 624
Lockheed Martin Corp. 1,215 474
McGraw Hill Financial, Inc. 1,696 415
Middleby Corp.(Æ) 1,748 204
Northrop Grumman Corp. 1,657 621
PACCAR, Inc. 8,152 571
Paychex, Inc. 7,673 635
Quanta Services, Inc. 6,202 234
Raytheon Co. 3,902 766
Republic Services, Inc. Class A 4,849 420
Roper Technologies, Inc. 1,100 392
Snap-on, Inc. 1,486 233
Southwest Airlines Co. 5,792 313
Textron, Inc. 4,290 210
Toro Co. (The) 4,294 315
Union Pacific Corp. 2,511 407
United Parcel Service, Inc. Class B 2,401 288
United Technologies Corp. 7,689 1,050
Verisk Analytics, Inc. Class A 2,323 367
Waste Management, Inc. 4,708 541
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waters Corp.(Æ) 1,784 398
24,416
Technology - 19.6%
Adobe, Inc.(Æ) 2,856 789
Allegion PLC 2,791 289
Alphabet, Inc. Class A(Æ) 6,847 8,361
Alphabet, Inc. Class C(Æ) 1,712 2,087
Amdocs, Ltd. 10,964 725
Amphenol Corp. Class A 5,894 569
Ansys , Inc.(Æ) 640 142
Apple, Inc. 23,831 5,337
Applied Materials, Inc. 88,482 4,415
Arista Networks, Inc.(Æ) 16,397 3,918
Arrow Electronics, Inc.(Æ) 4,342 324
Autodesk, Inc.(Æ) 28,037 4,141
Black Knight, Inc.(Æ) 3,882 237
Broadcom, Inc. 2,558 706
CDW Corp. 2,415 298
Cisco Systems, Inc. 31,227 1,543
Citrix Systems, Inc. 5,903 570
Cognizant Technology Solutions Corp. Class
A 4,227 255
Corning, Inc. 7,541 215
Corteva , Inc. Class W 39,713 1,112
Cypress Semiconductor Corp. 30,998 723
Dell Technologies, Inc. Class C(Æ) 7,292 378
Dolby Laboratories, Inc. Class A 5,543 358
DXC Technology Co. 3,665 108
F5 Networks, Inc.(Æ) 1,834 258
Facebook, Inc. Class A(Æ) 25,475 4,537
Genpact , Ltd. 15,439 598
Hewlett Packard Enterprise Co. Class H 18,235 277
HP, Inc.(Æ) 25,392 480
Intel Corp. 36,104 1,860
Intuit, Inc. 1,323 352
IPG Photonics Corp.(Æ) 8,734 1,184
Jabil Circuit, Inc. 7,666 274
Juniper Networks, Inc. 16,668 413
Lam Research Corp. 892 206
Leidos Holdings, Inc. 4,285 368
LogMeIn, Inc. 3,186 226
Marvell Technology Group, Ltd. 90,450 2,259
Micron Technology, Inc.(Æ) 7,205 309
Microsoft Corp. 153,574 21,352
Motorola Solutions, Inc. 1,828 312
NVIDIA Corp. 10,781 1,877
ON Semiconductor Corp.(Æ) 7,859 151
Oracle Corp. 12,918 711
Salesforce.com, Inc.(Æ) 4,240 629
SYNNEX Corp. 2,413 272
Synopsys, Inc.(Æ) 3,910 537
Take-Two Interactive Software, Inc.(Æ) 38,512 4,827
Teradyne, Inc. 3,751 217
Texas Instruments, Inc. 8,578 1,109
VMware, Inc. Class A 1,502 225
Zynga, Inc. Class A(Æ) 38,500 224
83,644

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 3.1%
AT&T, Inc. 166,489 6,301
Avangrid , Inc. 3,657 191
CenterPoint Energy, Inc. 10,109 305
Consolidated Edison, Inc. 4,123 389
DTE Energy Co. 1,470 195
Duke Energy Corp. 6,335 607
Evergy , Inc. 9,509 633
Eversource Energy(Æ) 2,559 219
Exelon Corp. 11,311 546
International Business Machines Corp. 4,227 615
NextEra Energy, Inc. 965 225
Pinnacle West Capital Corp. 1,968 191
PPL Corp. 10,727 338
Sempra Energy 1,458 215
Southern Co. (The) 3,469 214
Verizon Communications, Inc. 23,387 1,412
WEC Energy Group, Inc.(Æ) 5,587 531
13,127
Total Common Stocks
(cost $378,908) 411,340
Short-Term Investments - 3.0%
U.S. Cash Management Fund(@) 12,813,520
(∞)
12,816
Total Short-Term Investments
(cost $12,817) 12,816
Other Securities - 1.6%
U.S. Cash Collateral Fund(×)(@) 6,712,051
(∞)
6,712
Total Other Securities
(cost $6,712) 6,712
Total Investments 101.3%
(identified cost $398,437) 430,868
Other Assets and Liabilities, Net
- (1.3%)
(5,657)
Net Assets - 100.0%
425,211

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 13 USD 1,936 12/19
(15)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(15)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 66,693 $ — $ —
$ —
$ 66,693
Consumer Staples 21,562 — —
—
21,562
Energy 26,010 — —
—
26,010
Financial Services 97,393 — —
—
97,393
Health Care 53,559 — —
—
53,559
Materials and Processing 24,936 — —
—
24,936
Producer Durables 24,416 — —
—
24,416
Technology 83,644 — —
—
83,644
Utilities 13,127 — —
—
13,127
Short-Term Investments — — —
12,816
12,816
Other Securities — — —
6,712
6,712
Total Investments 411,340 — — 19,528 430,868
Other Financial Instruments
Liabilities
Futures Contracts (15) — — — (15)
Total Other Financial Instruments
*
$ (15) $ — $ — $ — $ (15)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.6%
Consumer Discretionary - 12.1%
Aaron's, Inc. Class A(Û) 16,390 1,054
Abercrombie & Fitch Co. Class A 4,693 73
Adtalem Global Education, Inc.(Æ) 9,587 365
Advanced Energy Industries, Inc.(Æ) 1,434 82
Amerco , Inc. 30 12
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 15,400 127
American Eagle Outfitters, Inc. 8,494 138
American Public Education, Inc.(Æ) 14,040 314
America's Car-Mart, Inc.(Æ) 8,384 769
Aspen Group, Inc.(Æ) 2,640 14
B. Riley Financial, Inc. 38,458 907
Barnes & Noble Education, Inc.(Æ) 32,028 100
Bassett Furniture Industries, Inc. 1,600 24
Bed Bath & Beyond, Inc.(Ñ) 9,374 100
Big Lots, Inc. 2,751 67
BJ's Restaurants, Inc. 2,100 82
Bloomin ' Brands, Inc.(Û) 33,556 635
BMC Stock Holdings, Inc.(Æ) 9,100 238
Brinker International, Inc.(Ð) 3,100 132
Buckle, Inc. (The)(Ñ) 7,342 151
Cable One, Inc.(Û) 774 971
Caleres , Inc. 6,030 141
Care.com, Inc.(Æ) 3,200 33
Carriage Services, Inc. Class A 6,871 140
Carrols Restaurant Group, Inc.(Æ) 23,626 196
Cavco Industries, Inc.(Æ) 6,108 1,172
Century Casinos, Inc.(Æ) 40,423 312
Cheesecake Factory, Inc. (The)(Ñ) 3,398 142
Chegg , Inc.(Æ)(Ñ) 10,213 306
Chico's FAS, Inc. 27,390 110
Children's Place, Inc. (The) 825 64
Churchill Downs, Inc. 1,760 217
Chuy's Holdings, Inc.(Æ)(Ð) 1,600 40
Cooper Tire & Rubber Co. 5,184 135
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 3,500 143
Cracker Barrel Old Country Store, Inc. 430 70
CSS Industries, Inc.(Û) 664 3
Cumulus Media, Inc. Class A(Æ) 13,367 194
Deckers Outdoor Corp.(Æ) 669 99
Del Taco Restaurants, Inc.(Æ) 45,431 465
Delta Apparel, Inc.(Æ) 7,699 183
Dillard's, Inc. Class A(Ñ) 2,541 168
Diversified Restaurant Holdings, Inc.(Æ) 66,051 39
Domino's Pizza, Inc.(Ð) 100 24
Dorman Products, Inc.(Æ) 1,139 91
Eldorado Resorts, Inc.(Æ)(Ñ) 7,609 303
Ethan Allen Interiors, Inc. 6,018 115
Fiesta Restaurant Group, Inc.(Æ) 5,100 53
Fitbit, Inc. Class A - ADR(Æ)(Ð) 23,500 90
Fortress Transportation & Infrastructure
Investors LLC 2,719 41
Fossil Group, Inc.(Æ)(Ð) 2,900 36
Foundation Building Materials, Inc.(Æ) 1,300 20
Gannett Co., Inc.(Ñ) 11,168 120
Genesco, Inc.(Æ) 13,690 548
Goodyear Tire & Rubber Co. (The) 13,200 190
GoPro, Inc. Class A(Æ) 11,700 61
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Graham Holdings Co. Class B 400 265
Habit Restaurants, Inc. (The) Class A(Æ) 1,500 13
Hamilton Beach Brands Holding Co. Class A 400 6
Haverty Furniture Cos., Inc. 4,997 101
HealthStream , Inc.(Æ)(Û) 1,700 44
Hibbett Sports, Inc.(Æ) 2,900 66
Hillenbrand, Inc. 2,010 62
Hooker Furniture Corp. 2,800 60
Inter Parfums , Inc. 6,565 459
International Game Technology PLC 7,900 112
International Speedway Corp. Class A 2,502 113
IntriCon Corp.(Æ)(Ñ) 18,692 363
J Alexander's Holdings, Inc.(Æ) 101,668 1,191
Jack in the Box, Inc.(Û) 2,700 246
JC Penney Co., Inc.(Æ) 36,800 33
John Wiley & Sons, Inc. Class A(Ð) 3,700 163
K12, Inc.(Æ)(Û) 6,300 166
KB Home 5,300 180
Kontoor Brands, Inc. 22,445 788
Kura Sushi USA, Inc. Class A(Æ) 1,768 35
La-Z-Boy, Inc. Class Z 4,476 150
Lear Corp. 430 51
Libbey , Inc.(Æ) 66,478 223
Liberty Braves Group Class C(Æ)(Ð) 600 17
Lifetime Brands, Inc. 20,813 184
Lovesac Co. (The)(Æ) 6,491 121
Madison Square Garden Co. (The) Class
A(Æ)(Ð) 1,000 264
Marchex , Inc. Class B(Æ) 4,300 14
Marriott Vacations Worldwide Corp. 6,187 641
Matthews International Corp. Class A 1,973 70
MDC Partners, Inc. Class A(Æ) 50,932 144
Monro Muffler Brake, Inc. 7,105 561
Murphy USA, Inc.(Æ) 2,146 183
National Presto Industries, Inc. 758 68
Nautilus, Inc.(Æ) 9,209 12
Noodles & Co. Class A(Æ)(Ñ) 53,367 302
NVR, Inc.(Æ) 12 45
OptimizeRx Corp.(Æ)(Ñ) 2,594 38
Oxford Industries, Inc. 1,135 81
PetIQ , Inc.(Æ)(Ñ) 16,086 439
Pool Corp. 4,602 927
Potbelly Corp.(Æ) 2,200 10
Quotient Technology, Inc.(Æ)(Ð) 7,100 56
Red Lion Hotels Corp.(Æ) 26,834 174
Regis Corp.(Æ)(Ð) 4,200 85
Rent-A-Center, Inc. Class A(Ð) 700 18
REV Group, Inc.(Ð) 3,400 39
Rosetta Stone, Inc.(Æ) 2,100 37
Ruth's Hospitality Group, Inc. 2,600 53
Sally Beauty Holdings, Inc.(Æ)(Ñ) 24,419 364
Scholastic Corp. 6,863 259
Scientific Games Corp. Class A(Æ)(Ð) 1,200 24
Skyline Champion Corp.(Æ) 18,366 553
Sportsman's Warehouse Holdings, Inc.(Æ) 19,947 103
Stamps.com, Inc.(Æ) 2,134 159
Standard Motor Products, Inc. 13,596 660
Steven Madden, Ltd. 12,294 440
Sturm Ruger & Co., Inc. 1,571 66
Superior Uniform Group, Inc. 32,415 523

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Systemax, Inc. 4,841 107
Telaria , Inc.(Æ) 1,200 8
Texas Roadhouse, Inc. Class A 2,803 147
Tile Shop Holdings, Inc. 108,999 348
TiVo Corp. 32,958 251
Travelzoo , Inc.(Æ)(Û) 1,200 13
Tribune Publishing Co.(Æ) 3,300 28
Turtle Beach Corp.(Æ)(Ñ) 9,198 107
Viad Corp.(Ð) 1,800 121
Vista Outdoor, Inc.(Æ)(Ð) 11,100 69
Visteon Corp.(Æ)(Ð) 700 58
Wolverine World Wide, Inc. 20,707 585
Zumiez , Inc.(Æ) 2,271 73
26,958
Consumer Staples - 3.6%
Calavo Growers, Inc.(Ñ) 10,082 960
Casey's General Stores, Inc. 4,687 755
Core-Mark Holding Co., Inc. 19,164 615
Cott Corp. 12,332 154
Dean Foods Co.(Ð) 16,900 20
Diplomat Pharmacy, Inc.(Æ)(Ð) 5,700 28
Energizer Holdings, Inc. - GDR(Æ)(Ñ) 19,298 762
Farmer Brothers Co.(Æ) 26,608 345
Fresh Del Monte Produce, Inc. 14,625 499
Helen of Troy, Ltd.(Æ) 673 106
Herbalife Nutrition, Ltd.(Æ)(Ð) 1,900 72
J&J Snack Foods Corp. 6,634 1,273
Lifevantage Corp.(Æ)(Ð) 900 12
Medifast , Inc. 560 58
Nomad Foods, Ltd.(Æ) 56,696 1,162
Performance Food Group Co.(Æ) 3,100 143
PolyOne Corp.(Ð) 5,500 180
Post Holdings, Inc.(Æ)(Ð) 500 53
Primo Water Corp.(Æ) 16,401 201
Quanex Building Products Corp. 4,700 85
Sanderson Farms, Inc.(Ð)(Û) 1,890 286
SpartanNash Co. 4,300 51
US Foods Holding Corp.(Æ) 5,740 236
8,056
Energy - 3.5%
Algonquin Power & Utilities Corp. 63,193 865
Amplify Energy Corp.(Æ) 1,400 9
Berry Petroleum Corp. 5,650 53
C&J Energy Services, Inc.(Æ) 10,600 114
Cabot Oil & Gas Corp.(Ð) 4,100 72
CONSOL Energy, Inc.(Æ) 300 5
Delek US Holdings, Inc. 16,652 603
Devon Energy Corp.(Ð) 1,300 31
Energy Fuels, Inc.(Æ)(Ñ) 31,720 61
Exterran Corp.(Æ) 4,600 60
Forum Energy Technologies, Inc.(Æ) 8,800 14
Green Brick Partners, Inc.(Æ) 37,753 404
Gulf Island Fabrication, Inc.(Æ) 200 1
Gulfport Energy Corp.(Æ) 37,129 101
HollyFrontier Corp. 4,100 220
Keane Group, Inc.(Æ)(Ð) 10,500 64
KLX Energy Services Holdings, Inc.(Æ) 24,142 209
Laredo Petroleum, Inc.(Æ) 28,008 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Luxfer Holdings PLC - ADR 23,345 364
Magnolia Oil & Gas Corp.(Æ)(Ñ) 40,269 447
Matrix Service Co.(Æ) 21,042 360
McDermott International, Inc.(Æ)(Ñ) 13,012 26
Natural Gas Services Group, Inc.(Æ) 15,581 200
Newpark Resources, Inc.(Æ) 34,207 261
Panhandle Oil and Gas, Inc. Class A 21,403 299
Par Pacific Holdings, Inc.(Æ) 7,500 171
Peabody Energy Corp. 11,009 162
Phillips 66 Partners, LP 10,809 611
REX American Resources Corp.(Æ) 2,691 206
RigNet , Inc.(Æ) 7,357 57
SEACOR Holdings, Inc.(Æ)(Ð) 550 26
Select Energy Services, Inc. Class A(Æ) 34,883 302
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 23,356 313
Southwestern Energy Co.(Æ) 28,020 54
SunCoke Energy, Inc. 34,141 193
Superior Energy Services, Inc.(Æ) 92,048 12
TETRA Technologies, Inc.(Æ) 212,731 428
World Fuel Services Corp.(Û) 6,350 254
7,699
Financial Services - 27.4%
1st Source Corp. 2,100 96
AG Mortgage Investment Trust, Inc.(ö) 5,566 84
Alleghany Corp.(Æ)(Û) 100 80
American Campus Communities, Inc.(ö) 4,100 197
American Equity Investment Life Holding
Co. 9,516 231
American Homes 4 Rent Class A(Ð)(ö) 9,800 254
Americold Realty Trust(Ñ)(ö) 18,357 680
Ameris Bancorp 10,705 431
Amerisafe , Inc. 7,585 501
Apartment Investment & Management Co.
Class A(Ð)(ö) 1,600 83
Apollo Commercial Real Estate Finance,
Inc.(ö) 10,061 193
Argo Group International Holdings, Ltd. 5,157 362
Arrow Financial Corp. 412 14
Artisan Partners Asset Management, Inc.
Class A(Ð) 1,400 40
Associated Banc-Corp.(Ð) 5,500 111
Atlantic Capital Bancshares, Inc.(Æ) 34,020 590
Atlantic Union Bankshares Corp.(Æ) 3,410 127
Axis Capital Holdings, Ltd.(Û) 6,500 434
Axos Financial, Inc.(Æ) 4,061 112
Banc of California, Inc. 46,601 659
BancFirst Corp. 1,000 55
BancorpSouth Bank 4,137 122
Bank OZK 26,029 710
BankFinancial Corp. 1,800 21
Banner Corp.(Û) 12,475 701
Baycom Corp.(Æ)(Ð) 1,200 27
Berkshire Hills Bancorp, Inc. 3,099 91
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 6,324 227
Braemar Hotels & Resorts, Inc.(ö)(Û) 1,700 16
Bridgewater Bancshares, Inc.(Æ) 1,300 16
Brighthouse Financial, Inc.(Æ)(Ð) 5,780 234
Brightsphere Investment Group, Inc. 13,400 133
Brixmor Property Group, Inc.(ö) 12,991 264

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Business First Bancshares, Inc.(Û) 300 7
Byline Bancorp, Inc.(Æ) 10,589 189
Cadence Bancorp 8,789 154
Camden National Corp. 1,000 43
Camden Property Trust(Ð)(ö) 4,600 511
Cannae Holdings, Inc.(Æ) 42,953 1,181
Capital City Bank Group, Inc. 14,030 385
Capstar Financial Holdings, Inc. 33,886 562
Capstead Mortgage Corp.(ö) 9,877 73
Cathay General Bancorp 3,284 114
CBTX, Inc. 1,500 42
CenterState Bank Corp. 21,546 517
Central Pacific Financial Corp. 25,976 738
Century Bancorp, Inc. Class A 2,122 186
Chemung Financial Corp. 100 4
Civista Bancshares, Inc. 4,452 97
Clipper Realty, Inc.(ö)(Û) 600 6
CNB Financial Corp. 600 17
CNO Financial Group, Inc. 5,560 88
Cohen & Steers, Inc. 12,767 701
Colony Credit Real Estate, Inc.(ö) 7,813 113
Columbia Banking System, Inc. 3,282 121
Columbia Property Trust, Inc.(ö) 15,600 330
Community Bank System, Inc. 1,861 115
Consolidated- Tomoka Land Co. 4,952 324
CoreCivic , Inc.(Æ) 8,618 149
CorePoint Lodging, Inc.(ö) 4,500 45
CoreSite Realty Corp. Class A(ö) 300 37
Cowen Group, Inc. Class A(Æ) 24,086 371
Cullen/Frost Bankers, Inc.(Ð) 3,000 266
CVB Financial Corp. 2,524 53
CyrusOne , Inc.(ö) 19,635 1,554
DiamondRock Hospitality Co.(ö) 18,883 194
Donegal Group, Inc. Class A 100 1
Douglas Emmett, Inc.(ö)(Û) 10,900 467
Eagle Bancorp, Inc. 2,381 106
East West Bancorp, Inc. 4,900 217
Emerald Expositions Events, Inc. 1,900 18
Employers Holdings, Inc.(Û) 3,191 139
Enova International, Inc.(Æ) 1,500 31
Enstar Group, Ltd.(Æ) 486 92
Enterprise Financial Services Corp. 1,736 71
Equity Commonwealth(ö) 17,608 603
Essent Group, Ltd. 10,346 493
Essential Properties Realty Trust, Inc.(ö) 39,978 916
Evercore , Inc. Class A(Û) 9,403 753
Everest Re Group, Ltd.(Û) 2,000 532
Ezcorp , Inc. Class A(Æ) 2,200 14
FB Financial Corp. 2,760 104
Federal Agricultural Mortgage Corp. Class C 7,574 618
FGL Holdings 13,933 111
First American Financial Corp. 4,200 248
First BanCorp (Û) 14,041 228
First Defiance Financial Corp. 500 14
First Financial Bancorp 3,634 89
First Financial Bankshares , Inc. 1,876 63
First Foundation, Inc. 34,452 526
First Hawaiian, Inc. 6,100 163
First Industrial Realty Trust, Inc.(ö) 1,155 46
First Interstate BancSystem , Inc. Class A 9,053 364
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Midwest Bancorp, Inc. 4,670 91
Flagstar Bancorp, Inc. 1,438 54
Forrester Research, Inc. 1,253 40
Franklin Street Properties Corp.(Ð)(ö) 5,200 44
Fulton Financial Corp. 6,295 102
Gaming and Leisure Properties, Inc.(ö) 16,741 640
GEO Group, Inc. (The)(ö) 5,150 89
Glacier Bancorp, Inc. 2,681 108
Gladstone Commercial Corp.(ö) 3,200 75
Goosehead Insurance, Inc. Class A(Ñ) 6,982 345
Granite Point Mortgage Trust, Inc.(ö) 5,258 99
Great Southern Bancorp, Inc. 500 28
Great Western Bancorp, Inc. 9,615 317
Green Dot Corp. Class A(Æ)(Ð) 4,400 111
Guaranty Bancshares, Inc.(Û) 500 15
Hallmark Financial Services, Inc.(Æ) 32,036 613
Hancock Holding Co. 3,072 118
Hanmi Financial Corp. 2,900 54
Hanover Insurance Group, Inc. (The) 1,340 182
HarborOne Bancorp, Inc.(Æ) 1,077 11
HCI Group, Inc.(Ð) 1,300 55
Healthcare Realty Trust, Inc.(ö) 1,073 36
Healthcare Trust of America, Inc. Class A(ö) 5,600 165
Heartland Financial USA, Inc. 4,227 189
Heritage Insurance Holdings, Inc. 400 6
Home Bancorp, Inc.(Û) 300 12
Home BancShares , Inc. 40,181 755
HomeStreet , Inc.(Æ) 30,221 826
HomeTrust Bancshares, Inc.(Û) 800 21
Hope Bancorp, Inc. 7,221 104
Horace Mann Educators Corp. 1,363 63
Iberiabank Corp. 1,759 133
Independence Realty Trust, Inc.(ö) 50,636 725
Independent Bank Corp.(Û) 57,295 1,221
Independent Bank Group, Inc. 2,056 108
Industrial Logistics Properties Trust(ö) 15,892 338
Interactive Brokers Group, Inc. Class A 500 27
International Bancshares Corp. 1,821 70
Investors Bancorp, Inc. 8,500 97
Investors Real Estate Trust(ö) 12,209 912
JER Investment Trust, Inc.(Æ)(Š) 1,771 —
Jernigan Capital, Inc.(ö) 4,930 95
Kearny Financial Corp. 105,607 1,378
Kemper Corp. 6,091 475
Kennedy-Wilson Holdings, Inc. 38,954 854
Kingstone Cos., Inc. 200 2
KKR Real Estate Finance Trust, Inc.(ö) 4,615 90
Ladder Capital Corp. Class A(ö) 16,509 285
Ladenburg Thalmann Financial Services,
Inc.(Û) 6,300 15
Lakeland Financial Corp. 11,993 527
Lamar Advertising Co. Class A(Ð)(ö) 1,200 98
Lazard, Ltd. Class A(Ð) 900 32
Legacy Housing Corp.(Æ) 24,887 403
LegacyTexas Financial Group, Inc.(Æ) 1,430 62
LendingClub Corp.(Æ)(Ð) 6,479 85
LendingTree, Inc.(Æ)(Ñ) 919 285
Liberty Property Trust(ö) 7,900 406
Life Storage, Inc.(Æ)(ö) 1,000 105
LPL Financial Holdings, Inc. 300 25

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LTC Properties, Inc.(Ð)(ö) 1,500 77
Luther Burbank Corp. 1,100 12
Marcus & Millichap, Inc.(Æ) 6,118 217
Mercantile Bank Corp. 900 30
Merchants Bancorp 2,000 33
Mercury General Corp. 300 17
Meridian Bancorp, Inc. 1,400 26
Metropolitan Bank Holding Corp.(Æ)(Ð) 200 8
MGIC Investment Corp. 28,884 363
MidWestOne Financial Group, Inc. 700 21
Moelis & Co. Class A 3,197 105
Morningstar, Inc. 4,265 623
National Bank Holdings Corp. Class A 17,148 586
National General Holdings Corp. 9,100 209
National Western Life Group, Inc. Class A 359 96
NBT Bancorp, Inc. 2,770 101
New York Mortgage Trust, Inc.(ö) 26,518 161
NexPoint Residential Trust, Inc.(ö) 11,204 524
Nicolet Bankshares , Inc.(Æ) 1,100 73
NMI Holdings, Inc. Class A(Æ)(Ð) 900 24
Northeast Bank 11,262 250
Northwest Bancshares, Inc. 5,522 91
OFG Bancorp(Ð) 1,300 28
Old Second Bancorp, Inc. 30,619 374
Opus Bank(Ð) 4,900 107
Origin Bancorp, Inc. 11,704 395
Outfront Media, Inc.(ö) 4,900 136
Pacific Premier Bancorp, Inc. 3,988 124
Park Hotels & Resorts, Inc.(ö) 2,677 67
PCSB Financial Corp. 54,129 1,082
Peapack Gladstone Financial Corp. 19,338 542
Pebblebrook Hotel Trust(ö) 5,180 144
PennyMac Mortgage Investment Trust(ö) 4,050 90
Peoples Bancorp, Inc. 1,300 41
People's Utah Bancorp 1,250 35
Physicians Realty Trust(ö) 2,506 44
Piedmont Office Realty Trust, Inc. Class A(ö) 23,967 500
Piper Jaffray Cos. 2,200 166
Popular, Inc. 17,484 945
Potlatch Corp.(ö) 39,144 1,609
Primerica, Inc.(Ð) 420 53
Prosperity Bancshares, Inc.(Ð) 2,000 141
Protective Insurance Corp. Class B 400 7
PS Business Parks, Inc.(ö) 1,551 282
Pzena Investment Management, Inc. Class A 12,972 116
QCR Holdings, Inc. 1,100 42
QTS Realty Trust, Inc. Class A(ö) 14,497 745
Radian Group, Inc. 6,867 157
Rayonier, Inc.(ö) 6,200 175
RE/MAX Holdings, Inc. Class A 3,528 113
Redwood Trust, Inc.(ö) 4,421 73
Regency Centers Corp.(Ð)(ö) 4,100 285
Reinsurance Group of America, Inc. Class
A(Û) 3,200 512
RenaissanceRe Holdings, Ltd.(Û) 2,320 449
Renasant Corp. 3,192 112
Retail Properties of America, Inc. Class A(ö)
(Û) 18,800 232
Retail Value, Inc.(ö) 1,100 41
Riverview Bancorp, Inc. 300 2
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RLJ Lodging Trust(ö) 12,534 213
RMR Group, Inc. (The) Class A 1,546 70
Ryman Hospitality Properties, Inc.(ö) 7,520 615
Sabra Health Care REIT, Inc.(ö) 6,419 147
Selective Insurance Group, Inc. 1,483 112
Senior Housing Properties Trust(ö) 8,832 82
ServisFirst Bancshares, Inc. 2,285 76
Signature Bank 1,000 119
Silvercrest Asset Management Group, Inc.
Class A 18,391 226
Simmons First National Corp. Class A 3,993 99
SITE Centers Corp.(ö) 89,523 1,353
SL Green Realty Corp.(ö) 700 57
South State Corp. 4,316 325
Southern First Bancshares, Inc.(Æ) 300 12
Spirit Realty Capital, Inc.(Ð)(ö) 2,500 120
Stewart Information Services Corp. 5,200 202
Stifel Financial Corp.(Ð) 5,840 335
Summit Hotel Properties, Inc.(ö) 8,146 94
Sunstone Hotel Investors, Inc.(ö) 36,703 504
Synovus Financial Corp. 4,200 150
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 9,171 142
Terreno Realty Corp.(ö) 752 38
Third Point Reinsurance, Ltd.(Æ)(Ð) 12,700 127
TPG RE Finance Trust, Inc.(ö) 4,111 82
TriCo Bancshares 1,000 36
Triumph Bancorp, Inc.(Æ) 12,524 399
Trustmark Corp. 3,532 120
UMB Financial Corp. 1,765 114
UMH Properties, Inc.(ö) 26,825 378
Umpqua Holdings Corp.(Ð) 2,900 48
United Bankshares , Inc. 2,945 112
United Community Banks, Inc. 14,511 411
United Community Financial Corp. 3,300 36
United Insurance Holdings Corp.(Ð) 4,600 64
Universal Insurance Holdings, Inc. 6,678 200
Unum Group 700 21
Valley National Bancorp 11,240 122
Veritex Holdings, Inc. 4,513 110
Voya Financial, Inc. 4,300 234
Waddell & Reed Financial, Inc. Class A(Ñ) 20,535 353
Washington Federal, Inc. 6,178 229
WR Berkley Corp.(Û) 7,670 554
WSFS Financial Corp. 2,859 126
Xenia Hotels & Resorts, Inc.(ö) 4,972 105
61,116
Health Care - 13.2%
Acadia Pharmaceuticals, Inc.(Æ) 5,285 190
Acceleron Pharma, Inc.(Æ) 3,647 144
Accuray , Inc.(Æ) 111,081 308
Acorda Therapeutics, Inc.(Æ)(Ð) 21,500 62
Aeglea BioTherapeutics , Inc.(Æ) 11,788 91
Affimed NV(Æ)(Ñ) 28,400 83
Akcea Therapeutics, Inc.(Æ)(Ñ) 4,805 74
Akorn , Inc.(Æ)(Ð) 8,300 32
Alector , Inc.(Æ)(Ñ) 4,573 66
Alkermes PLC(Æ)(Ð) 7,300 142
Allogene Therapeutics, Inc.(Æ) 3,139 86
Allscripts Healthcare Solutions, Inc.(Æ) 58,362 641

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 7,600 88
Amicus Therapeutics, Inc.(Æ) 15,203 122
AMN Healthcare Services, Inc.(Æ) 1,843 106
Amphastar Pharmaceuticals, Inc.(Æ)(Ð) 1,100 22
AnaptysBio , Inc.(Æ) 1,869 65
ANI Pharmaceuticals, Inc.(Æ) 10,795 787
Anika Therapeutics, Inc.(Æ) 1,552 86
Apollo Endosurgery , Inc.(Æ) 12,340 41
Applied Genetic Technologies Corp.(Æ)(Ð) 1,300 5
Aptinyx , Inc.(Æ) 2,600 9
Aquestive Therapeutics, Inc.(Æ) 800 3
Arcus Biosciences, Inc.(Æ) 1,600 15
Arena Pharmaceuticals, Inc.(Æ) 2,726 125
Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ) 5,358 151
Assembly Biosciences, Inc.(Æ) 5,063 50
Assertio Therapeutics, Inc.(Æ) 17,500 22
Atara Biotherapeutics , Inc.(Æ) 3,941 56
Audentes Therapeutics, Inc.(Æ) 3,071 86
Beyondspring , Inc.(Æ) 3,452 62
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 12,300 35
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 1,499 63
BioLife Solutions, Inc.(Æ)(Ñ) 56,637 942
BioSpecifics Technologies Corp.(Æ) 2,675 143
BioTelemetry , Inc.(Æ) 23,723 966
Blueprint Medicines Corp.(Æ) 2,076 153
Cambrex Corp.(Æ) 6,246 372
Cantel Medical Corp. 7,308 547
Cardiovascular Systems, Inc.(Æ) 1,930 91
CareDx , Inc.(Æ) 2,625 59
Castlight Health, Inc. Class B(Æ) 10,000 14
Cellular Biomedicine Group, Inc.(Æ) 3,907 58
Chemed Corp. 2,452 1,024
Chimerix , Inc.(Æ)(Ð) 9,600 23
Coherus Biosciences, Inc.(Æ)(Ð) 1,200 24
Computer Programs & Systems, Inc. 3,300 75
Concert Pharmaceuticals, Inc.(Æ) 8,701 51
CONMED Corp. 1,538 148
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 11,656 57
CorVel Corp.(Æ) 5,241 397
Cross Country Healthcare, Inc.(Æ) 14,831 153
Cutera , Inc.(Æ) 900 26
Cyclerion Therapeutics, Inc.(Æ) 7,050 85
Denali Therapeutics, Inc.(Æ)(Ñ) 5,367 82
Eagle Pharmaceuticals, Inc.(Æ) 3,946 223
Emergent BioSolutions , Inc.(Æ) 2,444 128
Enanta Pharmaceuticals, Inc.(Æ) 2,585 155
Encompass Health Corp.(Æ) 12,787 809
Endo International PLC(Æ) 12,000 39
Endologix , Inc.(Æ) 2,600 10
Ensign Group, Inc. (The) 17,649 837
Esperion Therapeutics, Inc.(Æ) 2,329 85
Fate Therapeutics, Inc.(Æ) 5,266 82
FibroGen , Inc.(Æ) 3,571 132
Fluidigm Corp.(Æ) 1,400 6
Genomic Health, Inc.(Æ) 1,585 107
Global Blood Therapeutics, Inc.(Æ) 2,575 125
Globus Medical, Inc. Class A(Æ) 2,110 108
Halozyme Therapeutics, Inc.(Æ) 5,577 86
Hanger, Inc.(Æ) 10,698 218
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HealthEquity , Inc.(Æ) 1,760 101
Healthways , Inc.(Æ) 5,840 97
Heron Therapeutics, Inc.(Æ)(Ñ) 5,171 96
Heska Corp.(Æ)(Ñ) 8,287 587
Homology Medicines, Inc.(Æ) 4,492 81
Immunomedics , Inc.(Æ)(Ñ) 6,604 88
Infinity Pharmaceuticals, Inc.(Æ) 1,400 1
Integer Holdings Corp.(Æ) 4,400 332
Intercept Pharmaceuticals, Inc.(Æ)(Ñ) 1,188 79
Intra-Cellular Therapies, Inc. Class A(Æ) 1,400 10
Invitae Corp.(Æ)(Ñ) 4,564 88
Iovance Biotherapeutics , Inc.(Æ) 3,386 62
iRadimed Corp.(Æ) 10,351 218
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 700 6
Jazz Pharmaceuticals PLC(Æ) 1,270 163
Kodiak Sciences, Inc.(Æ) 6,093 88
Lannett Co., Inc.(Æ) 1,700 19
Lantheus Holdings, Inc.(Æ) 23,716 594
LeMaitre Vascular, Inc. 35,506 1,214
Lexicon Pharmaceuticals, Inc.(Æ)(Ð) 5,000 15
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 2,836 282
LivaNova PLC(Æ) 2,199 162
Luminex Corp.(Ð) 1,200 25
Magellan Health, Inc.(Æ) 2,420 150
Magenta Therapeutics, Inc.(Æ) 5,534 57
Medicines Co. (The)(Æ) 1,822 91
Medpace Holdings, Inc.(Æ) 3,119 262
MEI Pharma, Inc.(Æ)(Ð) 4,278 7
MeiraGTx Holdings PLC(Æ) 3,010 48
Menlo Therapeutics, Inc.(Æ) 3,200 14
Meridian Bioscience, Inc. 9,085 86
Mersana Therapeutics, Inc.(Æ) 1,000 2
Mirati Therapeutics, Inc.(Æ) 1,581 123
Molina Healthcare, Inc.(Æ) 1,680 184
Momenta Pharmaceuticals, Inc.(Æ) 7,670 99
Myriad Genetics, Inc.(Æ)(Ñ) 9,067 260
Natera , Inc.(Æ) 2,510 82
Neogen Corp.(Æ) 5,346 364
NeoGenomics , Inc.(Æ) 35,120 671
Neon Therapeutics, Inc.(Æ) 900 2
Neurocrine Biosciences, Inc.(Æ)(Ð) 100 9
NextGen Healthcare, Inc.(Æ) 1,400 22
OraSure Technologies, Inc.(Æ) 14,723 110
Orthofix Medical, Inc.(Æ) 2,800 148
Owens & Minor, Inc. 9,100 53
Pacira BioSciences , Inc.(Æ)(Ð) 200 8
Patterson Cos., Inc. 8,809 157
PDL BioPharma , Inc.(Æ) 65,166 141
Pfenex , Inc.(Æ) 6,041 51
PRA Health Sciences, Inc.(Æ) 5,006 497
Prestige Brands Holdings, Inc.(Æ)(Ñ) 17,444 605
Principia Biopharma, Inc.(Æ) 2,017 57
Protagonist Therapeutics, Inc.(Æ) 5,462 66
Prothena Corp. PLC(Æ)(Ð) 3,900 31
Providence Service Corp. (The)(Æ) 986 59
PTC Therapeutics, Inc.(Æ) 3,099 105
R1 RCM, Inc.(Æ) 2,116 19
RadNet , Inc.(Æ) 69,984 1,005
REGENXBIO, Inc.(Æ) 3,343 119

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repligen Corp.(Æ) 8,282 635
Retrophin , Inc.(Æ)(Ð) 1,600 19
Revance Therapeutics, Inc.(Æ)(Ð) 900 12
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 4,900 9
Sangamo BioSciences , Inc.(Æ) 7,342 66
SeaSpine Holdings Corp.(Æ) 38,358 468
Spark Therapeutics, Inc.(Æ) 1,740 169
Spectrum Pharmaceuticals, Inc.(Æ) 12,455 103
Surmodics , Inc.(Æ)(Ð) 600 27
Synthorx , Inc.(Æ) 3,840 62
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 21,702 1,192
Tactile Systems Technology, Inc.(Æ)(Ñ) 14,979 634
Triple-S Management Corp. Class B(Æ) 1,786 24
Ultragenyx Pharmaceutical, Inc.(Æ) 2,927 125
Unum Therapeutics, Inc.(Æ)(Û) 1,600 2
US Physical Therapy, Inc. 5,170 675
Utah Medical Products, Inc. 13,958 1,337
Vanda Pharmaceuticals, Inc.(Æ) 7,230 96
Varex Imaging Corp.(Æ) 30,671 876
Vericel Corp.(Æ)(Ñ) 7,097 108
29,369
Materials and Processing - 6.9%
AdvanSix , Inc.(Æ) 1,700 44
Allegheny Technologies, Inc.(Æ) 10,565 214
Apogee Enterprises, Inc. 2,580 101
Arch Coal, Inc. Class A 5,085 377
Armstrong Flooring, Inc.(Æ)(Û) 6,700 43
Armstrong World Industries, Inc.(Û) 6,619 640
Ashland Global Holdings, Inc.(Ð) 3,100 239
Aspen Aerogels, Inc.(Æ) 19,426 115
Belden, Inc. 1,714 91
Boise Cascade Co.(Ð) 4,200 137
Builders FirstSource , Inc.(Æ) 700 14
Cabot Corp.(Ð) 600 27
Cabot Microelectronics Corp. 6,263 884
Caesarstone , Ltd. 15,666 260
Carpenter Technology Corp. 2,604 135
CF Industries Holdings, Inc. 4,300 212
Comfort Systems USA, Inc. 25,868 1,145
Culp, Inc. 1,100 18
Eagle Materials, Inc. 6,748 607
Element Solutions, Inc.(Æ) 86,666 882
Haynes International, Inc. 7,011 251
Huntsman Corp. 8,700 202
Innospec , Inc. 1,100 98
Insteel Industries, Inc. 19,872 408
Koppers Holdings, Inc.(Æ) 600 18
Kraton Corp.(Æ)(Ð) 500 16
Landec Corp.(Æ) 51,235 557
LB Foster Co. Class A(Æ) 400 9
Lennox International, Inc.(Ð) 860 209
LiqTech International, Inc.(Æ) 1,100 9
Livent Corp.(Æ) 14,089 94
Louisiana-Pacific Corp. 3,365 83
Masonite International Corp.(Æ) 3,200 186
MRC Global, Inc.(Æ) 1,500 18
Mueller Industries, Inc. 1,379 40
Neenah Paper, Inc. 9,374 610
NewMarket Corp.(Û) 560 264
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Olympic Steel, Inc. 200 3
Omega Flex, Inc. 4,908 502
Owens-Illinois, Inc. 7,100 73
PGT Innovations, Inc.(Æ) 16,724 289
PH Glatfelter Co.(Ð) 2,800 43
Quaker Chemical Corp. 6,042 956
Schnitzer Steel Industries, Inc. Class A 1,600 33
Schweitzer-Mauduit International, Inc. 24,658 923
Silgan Holdings, Inc.(Ð) 7,980 240
Simpson Manufacturing Co., Inc. 1,415 98
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 4,416 327
Stepan Co. 2,500 243
TimkenSteel Corp.(Æ) 5,400 34
Tredegar Corp. 7,370 144
Trinseo SA 3,800 163
Unifi, Inc.(Æ)(Ð) 600 13
Universal Stainless & Alloy Products, Inc.(Æ) 22,041 344
US Concrete, Inc.(Æ) 15,441 854
Valmont Industries, Inc.(Ð) 2,060 285
Valvoline, Inc.(Ð) 14,200 313
Veritiv Corp.(Æ) 900 16
Verso Corp. Class A(Æ) 900 11
Worthington Industries, Inc. 4,587 165
WR Grace & Co.(Ð) 1,100 73
15,402
Producer Durables - 18.9%
ACCO Brands Corp. 23,797 235
Adient PLC(Ð) 1,700 39
AECOM(Æ) 5,800 218
AGCO Corp. 4,600 348
Allied Motion Technologies, Inc. 14,323 506
Allison Transmission Holdings, Inc. Class A 1,300 61
Altra Industrial Motion Corp. 2,160 60
Applied Industrial Technologies, Inc. 1,587 90
ArcBest Corp. 4,000 122
Arcosa , Inc. 34,134 1,168
Ardmore Shipping Corp.(Æ) 67,835 454
Argan , Inc. 12,657 497
ASGN, Inc.(Æ) 2,851 179
Astec Industries, Inc. 10,583 329
Astronics Corp.(Æ) 3,700 109
AstroNova , Inc. 6,381 103
Axon Enterprise, Inc.(Æ) 7,132 405
Babcock & Wilcox Co. (The) Class W(Æ) 27,439 1,569
Badger Meter, Inc. 11,640 625
Barnes Group, Inc. 1,439 74
Barrett Business Services, Inc. 900 80
Brady Corp. Class A 1,446 77
Briggs & Stratton Corp. 7,600 46
Brink's Co. (The) 8,757 726
Commercial Vehicle Group, Inc.(Æ) 2,637 19
Covanta Holding Corp. 55,924 967
Covenant Transportation Group, Inc. Class
A(Æ) 29,709 488
CPI Aerostructures , Inc.(Æ) 32,921 271
CRA International, Inc. 13,003 546
Crane Co. 2,000 161
Deluxe Corp. 3,135 154
Dycom Industries, Inc.(Æ)(Ð) 200 10

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Echo Global Logistics, Inc.(Æ) 6,600 149
EMCOR Group, Inc. 3,460 298
Encore Wire Corp. 2,638 148
Ennis, Inc. 2,632 53
Evo Payments, Inc. Class A(Æ) 17,968 505
Exponent, Inc. 10,185 712
Fluor Corp.(Ð) 10,200 195
Forward Air Corp. 1,238 79
FreightCar America, Inc.(Æ) 43,412 211
frontdoor , Inc.(Æ) 26,951 1,308
FTI Consulting, Inc.(Æ) 1,155 122
Generac Holdings, Inc.(Æ) 4,778 374
Granite Construction, Inc. 20,373 655
Great Lakes Dredge & Dock Corp.(Æ) 42,610 446
Greenbrier Cos., Inc. 3,410 103
Hackett Group, Inc. (The) 24,277 400
Harsco Corp.(Æ) 49,037 930
Hawaiian Holdings, Inc. 3,660 96
HD Supply Holdings, Inc.(Æ) 3,600 141
Healthcare Services Group, Inc.(Ñ) 18,238 443
Herman Miller, Inc. 1,985 91
Hertz Global Holdings, Inc. Class W(Æ) 1,000 47
Hill International, Inc.(Æ) 30,223 90
HNI Corp. 5,171 184
Hub Group, Inc. Class A(Æ) 3,000 140
Huntington Ingalls Industries, Inc.(Û) 810 172
Hyster -Yale Materials Handling, Inc. 2,200 120
I3 Verticals, Inc. Class A(Æ) 19,599 394
ICF International, Inc. 11,911 1,006
Insperity , Inc.(Û) 1,800 178
KBR, Inc. 36,582 898
Kennametal, Inc. 2,459 76
Kforce , Inc. 3,886 147
Kimball International, Inc. Class B 40,846 788
Korn Ferry(Û) 8,313 321
Kratos Defense & Security Solutions, Inc.(Æ) 22,570 420
Landstar System, Inc. 2,100 236
Lincoln Electric Holdings, Inc. 1,600 139
Liquidity Services, Inc.(Æ) 33,379 247
Littelfuse , Inc. 3,631 644
Manitowoc Co., Inc. (The)(Æ) 5,100 64
ManpowerGroup , Inc.(Ð)(Û) 3,600 303
Marten Transport, Ltd. 12,376 257
MasTec , Inc.(Æ) 3,436 223
Matson, Inc. 1,550 58
MAXIMUS, Inc. 10,266 793
Mesa Air Group, Inc.(Æ) 1,200 8
Mesa Laboratories, Inc.(Ñ) 5,084 1,208
Methode Electronics, Inc. 2,700 91
Modine Manufacturing Co.(Æ) 4,400 50
MSC Industrial Direct Co., Inc. Class A 9,753 707
MYR Group, Inc.(Æ) 800 25
Navistar International Corp.(Æ) 3,300 93
Orion Group Holdings, Inc.(Æ) 86,151 388
Park-Ohio Holdings Corp. 800 24
Pentair PLC 5,160 195
Pitney Bowes, Inc.(Û) 14,600 67
Radiant Logistics, Inc. 30,096 156
Rollins, Inc.(Ð) 700 24
RR Donnelley & Sons Co.(Ð) 16,800 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. 15,145 784
Saia, Inc.(Æ) 3,121 292
Schneider National, Inc. Class B 3,600 78
Scorpio Tankers, Inc. 16,498 491
SkyWest, Inc. 13,027 748
Spartan Motors, Inc. 2,900 40
Spirit AeroSystems Holdings, Inc. Class A 1,800 148
Spirit Airlines, Inc.(Æ) 11,071 402
SPX Corp.(Æ) 1,000 40
Standex International Corp. 6,653 485
StealthGas , Inc.(Æ) 123,690 375
Steelcase, Inc. Class A 41,297 760
Sterling Construction Co., Inc.(Æ) 4,400 58
Sykes Enterprises, Inc.(Æ) 7,726 237
Tennant Co. 6,955 492
Terex Corp. 5,700 148
Tetra Tech, Inc. 13,434 1,166
Titan International, Inc.(Ð) 6,300 17
TopBuild Corp.(Æ) 2,930 283
TravelCenters of America LLC(Æ) 9,930 122
TreeHouse Foods, Inc.(Æ) 11,808 655
TriNet Group, Inc.(Æ) 1,137 71
TrueBlue , Inc.(Æ)(Û) 13,014 275
Tutor Perini Corp.(Æ) 100,397 1,438
Ultralife Corp.(Æ) 58,147 504
UniFirst Corp. 877 171
Universal Truckload Services, Inc. 500 12
USA Truck, Inc.(Æ) 20,422 164
Vectrus , Inc.(Æ) 12,322 501
Wabash National Corp. 2,400 35
Welbilt , Inc.(Æ) 27,359 461
Werner Enterprises, Inc. 3,074 109
WESCO International, Inc.(Æ)(Ð) 3,000 143
Willdan Group, Inc.(Æ) 5,568 195
WNS Holdings, Ltd. - ADR(Æ) 12,869 756
XPO Logistics, Inc.(Æ) 300 21
YRC Worldwide, Inc.(Æ)(Ñ) 79,584 240
42,156
Technology - 11.0%
3D Systems Corp.(Æ)(Ð) 4,600 38
A10 Networks, Inc.(Æ)(Û) 6,000 42
Adesto Technologies Corp.(Æ)(Ñ) 26,002 223
ADTRAN, Inc. 6,700 76
Agilysys , Inc.(Æ) 500 13
Allot Communications, Ltd.(Æ) 31,931 257
Alpha & Omega Semiconductor, Ltd.(Æ) 9,139 112
American Software, Inc. Class A 1,000 15
Appfolio , Inc. Class A(Æ)(Ñ) 2,109 201
Arlo Technologies, Inc.(Æ)(Ð) 21,500 73
Arrow Electronics, Inc.(Æ)(Ð) 2,600 194
Aspen Technology, Inc.(Æ) 1,080 133
Avaya Holdings Corp.(Æ) 6,667 68
Avid Technology, Inc.(Æ)(Ð) 4,500 28
Avnet, Inc.(Û) 6,420 286
AVX Corp. 9,738 148
Axcelis Technologies, Inc.(Æ) 3,993 68
Bel Fuse, Inc. Class B 2,145 32
Benchmark Electronics, Inc. 14,329 416
Bottomline Technologies, Inc.(Æ)(Û) 1,940 76

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Box, Inc. Class A(Æ) 15,826 262
CalAmp Corp.(Æ) 4,834 56
Calix, Inc.(Æ) 7,000 45
Cars.com, Inc.(Æ) 18,025 162
Casa Systems, Inc.(Æ) 3,800 30
ChannelAdvisor Corp.(Æ) 1,600 15
Cirrus Logic, Inc.(Æ)(Û) 11,059 592
Cloudera, Inc.(Æ) 10,255 91
Coherent, Inc.(Æ) 802 123
CommVault Systems, Inc.(Æ) 9,289 415
comScore, Inc.(Æ)(Ð) 5,400 10
Comtech Telecommunications Corp. 1,200 39
Conduent , Inc.(Æ) 12,362 77
Cornerstone OnDemand , Inc.(Æ) 800 44
Dell Technologies, Inc. Class C(Æ) 700 36
Diebold Nixdorf, Inc.(Æ)(Ð) 2,800 31
Digi International, Inc.(Æ) 1,300 18
Donnelley Financial Solutions, Inc.(Æ) 1,100 14
Dropbox, Inc. Class A(Æ)(Ð) 1,200 24
DSP Group, Inc.(Æ)(Û) 10,752 152
Ebix , Inc.(Ñ) 2,860 120
EMCORE Corp.(Æ)(Û) 3,900 12
Endava PLC - ADR(Æ) 4,949 187
Endurance International Group Holdings,
Inc.(Æ) 9,200 35
ePlus , Inc.(Æ)(Û) 2,010 153
F5 Networks, Inc.(Æ) 230 32
Fabrinet (Æ) 1,365 71
FireEye, Inc.(Æ)(Ð) 2,900 39
Glu Mobile, Inc.(Æ)(Ð) 3,200 16
Harmonic, Inc.(Æ)(Ð) 7,800 51
HC2 Holdings, Inc.(Æ) 2,400 6
II-VI, Inc.(Æ)(Ñ) 2,611 92
Infinera Corp.(Æ)(Ð) 19,500 106
Insight Enterprises, Inc.(Æ) 4,776 266
InterDigital , Inc. 1,397 73
Intevac, Inc.(Æ) 300 2
Jabil Circuit, Inc. 7,400 265
Juniper Networks, Inc.(Û) 7,700 191
Kemet Corp. 4,522 82
Kimball Electronics, Inc.(Æ) 62,831 911
Leaf Group, Ltd.(Æ) 26,279 110
Liberty Latin America, Ltd. Class C(Æ)(Ð) 6,300 108
Limelight Networks, Inc.(Æ) 46,736 142
LiveRamp Holdings, Inc.(Æ) 1,715 74
LogMeIn, Inc. 8,294 589
ManTech International Corp. Class A 1,829 131
Maxar Technologies, Inc. 21,114 160
Meet Group, Inc.(Æ)(Ð) 7,400 24
Mercury Systems, Inc.(Æ) 3,871 314
MicroStrategy , Inc. Class A(Æ) 4,660 691
Mimecast, Ltd.(Æ) 11,945 426
MiX Telematics, Ltd. - ADR 12,676 177
MobileIron , Inc.(Æ) 14,600 96
Model N, Inc.(Æ) 12,751 354
NAPCO Security Technologies, Inc.(Æ) 28,359 723
NeoPhotonics Corp.(Æ) 41,163 251
NETGEAR, Inc.(Æ) 2,700 87
NetScout Systems, Inc.(Æ) 27,136 626
Nuance Communications, Inc.(Æ)(Ð) 7,900 129
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NVE Corp. 9,112 605
OneSpan , Inc.(Æ) 35,272 511
Ooma , Inc.(Æ) 28,803 300
PC Connection, Inc. 4,789 186
Pegasystems , Inc. 10,889 740
Perficient , Inc.(Æ) 418 16
Perspecta , Inc. 38,835 1,013
Photronics , Inc.(Æ) 9,278 101
Pixelworks , Inc.(Æ) 3,300 12
Plantronics, Inc. 4,894 183
PlayAGS , Inc.(Æ) 4,900 50
Plexus Corp.(Æ) 1,580 99
Power Integrations, Inc. 7,583 686
Progress Software Corp. 2,370 90
QAD, Inc. Class A 14,644 676
Qorvo , Inc.(Æ) 200 15
Qualys , Inc.(Æ) 7,595 574
Resideo Technologies, Inc.(Æ) 12,374 178
Ribbon Communications, Inc.(Æ) 5,000 29
Rubicon Project, Inc. (The)(Æ)(Ð) 6,900 60
Rudolph Technologies, Inc.(Æ) 3,297 87
SailPoint Technologies Holding, Inc.(Æ) 4,003 75
Sanmina Corp.(Æ) 2,895 93
ScanSource , Inc.(Æ) 3,497 107
Science Applications International Corp. 867 76
Semtech Corp.(Æ) 1,505 73
ShotSpotter, Inc.(Æ)(Ñ) 4,997 115
Silicon Laboratories, Inc.(Æ) 3,296 367
Simulations Plus, Inc. 20,582 714
SMART Global Holdings, Inc.(Æ) 13,613 347
Sonos , Inc.(Æ)(Ð) 2,400 32
Stratasys , Ltd.(Æ) 2,700 58
Synaptics , Inc.(Æ)(Ð) 5,200 208
Synchronoss Technologies, Inc.(Æ)(Ð) 10,300 56
SYNNEX Corp. 7,406 835
Tech Data Corp.(Æ) 3,553 371
TeleNav , Inc.(Æ) 6,600 32
Tenable Holdings, Inc.(Æ) 400 9
TrueCar , Inc.(Æ)(Ð) 24,300 83
Unisys Corp.(Æ)(Ñ) 38,434 285
Universal Display Corp. 1,536 258
Varonis Systems, Inc.(Æ)(Ð) 600 36
Veeco Instruments, Inc.(Æ)(Ð) 8,000 93
Vishay Intertechnology , Inc. 9,898 168
Workiva , Inc. Class 3(Æ) 10,238 449
Yelp, Inc. Class A(Æ) 1,500 52
Zix Corp.(Æ) 79,046 572
24,432
Utilities - 5.0%
Allete , Inc. 3,928 343
American States Water Co. 8,603 774
Atlantic Power Corp.(Æ) 50,729 119
ATN International, Inc.(Æ) 1,300 76
Avista Corp. 14,004 678
Black Hills Corp. 1,816 139
California Water Service Group(Ð) 2,900 153
Chesapeake Utilities Corp. 900 86
Clearway Energy, Inc.(Æ) 2,565 44
Cogent Communications Holdings, Inc. 15,343 846

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
El Paso Electric Co. 3,016 202
GCI Liberty, Inc. Class A(Æ) 7,932 493
Gogo , Inc.(Æ)(Ð) 4,500 27
HighPoint Resources Corp.(Æ) 294,204 469
j2 Global, Inc. 1,797 163
Mammoth Energy Services, Inc. 50,133 124
MDU Resources Group, Inc. 53,075 1,497
MGE Energy, Inc. 908 73
Montage Resources Corp.(Æ) 12,560 47
New Jersey Resources Corp. 2,617 118
Northwest Natural Holding Co. 2,000 143
NorthWestern Corp. 5,545 416
NRG Energy, Inc.(Ð) 6,600 261
ONE Gas, Inc.(Û) 5,349 514
Pinnacle West Capital Corp.(Ð) 3,300 320
Plains GP Holdings, LP Class A(Æ) 1,100 23
PNM Resources, Inc. 1,671 87
Portland General Electric Co. 10,258 578
Rosehill Resources, Inc. Class A(Æ) 25,142 49
South Jersey Industries, Inc. 22,401 738
Southwest Gas Holdings, Inc. 4,920 448
Spire, Inc. 1,819 159
Spok Holdings, Inc. 9,999 119
Talos Energy, Inc.(Æ)(Ð) 2,700 55
Unitil Corp. 3,238 204
Vistra Energy Corp. 24,063 643
11,228
Total Common Stocks
(cost $216,023) 226,416
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 5,278,057 (∞) 5,279
Total Short-Term Investments
(cost $5,279) 5,279
Other Securities - 5.8%
U.S. Cash Collateral Fund(×)(@) 12,972,667 (∞)
12,973
Total Other Securities
(cost $12,973) 12,973
Total Investments 109.8%
(identified cost $234,275) 244,668
Securities Sold Short - (4.6)%
Consumer Discretionary - (1.0)%
1-800-Flowers.com, Inc. Class A(Æ) (1,500) (22)
American Outdoor Brands Corp.(Æ) (11,300) (66)
At Home Group, Inc.(Æ) (3,600) (35)
Buckle, Inc. (The) (3,600) (74)
Carvana Co.(Æ) (200) (13)
Century Communities, Inc.(Æ) (5,440) (167)
Children's Place, Inc. (The) (100) (8)
Dorman Products, Inc.(Æ) (710) (57)
Duluth Holdings, Inc. Class B(Æ) (1,700) (14)
Entercom Communications Corp. Class A (8,400) (28)
Fox Factory Holding Corp.(Æ) (700) (44)
G-III Apparel Group, Ltd.(Æ) (4,500) (116)
Hanesbrands, Inc. (417) (6)
Harley-Davidson, Inc. (2,070) (75)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Leggett & Platt, Inc. (4,000) (164)
LGI Homes, Inc.(Æ) (1,180) (98)
Lovesac Co. (The)(Æ) (400) (7)
Marriott Vacations Worldwide Corp. (840) (87)
Mattel, Inc.(Æ) (6,600) (75)
Meredith Corp. (400) (15)
Michaels Cos., Inc. (The)(Æ) (6,000) (59)
Monro Muffler Brake, Inc. (1,110) (88)
Movado Group, Inc. (5,000) (124)
Oxford Industries, Inc. (600) (43)
Party City Holdco, Inc.(Æ) (18,627) (106)
Penn National Gaming, Inc.(Æ) (700) (13)
PetIQ , Inc.(Æ) (2,100) (57)
Sally Beauty Holdings, Inc.(Æ) (4,500) (67)
SEACOR Marine Holdings, Inc.(Æ) (1,100) (14)
Shoe Carnival, Inc. (2,500) (81)
Strategic Education, Inc.(Æ) (450) (61)
Thor Industries, Inc. (3,000) (170)
Tile Shop Holdings, Inc. (2,000) (6)
Vince Holding Corp.(Æ) (300) (6)
Winnebago Industries, Inc. (3,340) (128)
ZAGG, Inc.(Æ) (3,900) (24)
(2,218)
Consumer Staples - (0.1)%
Energizer Holdings, Inc. (4,020) (175)
Limoneira Co. (1,100) (20)
MGP Ingredients, Inc. (1,300) (65)
PetMed Express, Inc. (2,400) (43)
(303)
Energy - (0.3)%
Abraxas Petroleum Corp.(Æ) (18,300) (9)
Advanced Emissions Solutions, Inc. (700) (10)
Antero Resources Corp.(Æ) (16,700) (50)
Callon Petroleum Co.(Æ) (11,100) (48)
Chesapeake Energy Corp.(Æ) (5,300) (7)
Contango Oil & Gas Co.(Æ) (700) (2)
Hornbeck Offshore Services, Inc.(Æ) (800) (1)
Independence Contract Drilling, Inc.(Æ) (2,600) (3)
Matador Resources Co.(Æ) (8,200) (136)
Nine Energy Service, Inc.(Æ) (5,500) (34)
Northern Oil and Gas, Inc.(Æ) (3,200) (6)
Pacific Ethanol, Inc.(Æ) (1,600) (1)
Profire Energy, Inc.(Æ) (1,000) (2)
Range Resources Corp. (24,500) (94)
Ring Energy, Inc.(Æ) (4,200) (7)
Select Energy Services, Inc. Class A(Æ) (4,400) (38)
Solaris Oilfield Infrastructure, Inc. Class A (5,342) (72)
SunPower Corp. Class A(Æ) (7,400) (81)
US Silica Holdings, Inc. (4,100) (39)
(640)
Financial Services - (1.1)%
AGNC Investment Corp.(Æ) (10,900) (175)
Allegiance Bancshares, Inc.(Æ) (1,200) (39)
Anworth Mortgage Asset Corp.(ö) (600) (2)
Apollo Commercial Real Estate Finance,
Inc.(ö) (3,500) (67)
Arbor Realty Trust, Inc.(ö) (11,200) (147)
CBL & Associates Properties, Inc.(ö) (30,400) (39)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cherry Hill Mortgage Investment Corp.(ö) (1,625) (21)
Chimera Investment Corp.(ö) (8,300) (162)
Colony Credit Real Estate, Inc.(ö) (300) (4)
Dynex Capital, Inc.(ö) (7,000) (103)
eHealth, Inc.(Æ) (200) (13)
Encore Capital Group, Inc.(Æ) (2,900) (97)
First Financial Bancorp (2,500) (61)
Granite Point Mortgage Trust, Inc.(ö) (3,300) (62)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (2,530) (74)
Helios Technologies, Inc.(Æ) (810) (33)
Howard Hughes Corp. (The)(Æ) (650) (84)
Jernigan Capital, Inc.(ö) (800) (15)
Ladder Capital Corp. Class A(ö) (2,100) (36)
MBIA, Inc.(Æ) (12,000) (111)
New Residential Investment Corp.(ö) (11,400) (179)
New York Mortgage Trust, Inc.(ö) (13,700) (83)
Newmark Group, Inc. Class A (7,000) (63)
Ocwen Financial Corp.(Æ) (2,500) (5)
Pebblebrook Hotel Trust(ö) (6,110) (170)
PennyMac Mortgage Investment Trust(ö) (3,700) (82)
Potlatch Corp.(ö) (4,300) (177)
PRA Group, Inc.(Æ) (1,200) (41)
Ready Capital Corp.(Æ) (1,000) (16)
Redwood Trust, Inc.(ö) (4,800) (79)
Two Harbors Investment Corp.(ö) (5,500) (72)
Veritex Holdings, Inc. (2,100) (51)
Virtu Financial, Inc. Class A (4,700) (77)
Washington Prime Group, Inc.(ö) (2,100) (9)
Western Asset Mortgage Capital Corp.(ö) (3,800) (37)
(2,486)
Health Care - (0.7)%
Abeona Therapeutics, Inc.(Æ) (700) (2)
Aclaris Therapeutics, Inc.(Æ) (4,951) (5)
ADMA Biologics, Inc.(Æ) (1,600) (7)
Alphatec Holdings, Inc.(Æ) (1,000) (5)
American Renal Associates Holdings, Inc.
(Æ) (1,600) (10)
Anika Therapeutics, Inc.(Æ) (900) (50)
Arena Pharmaceuticals, Inc.(Æ) (2,600) (119)
ArQule , Inc.(Æ) (1,500) (11)
Arrowhead Pharmaceuticals, Inc.(Æ) (310) (9)
Athenex , Inc.(Æ) (2,700) (33)
BioDelivery Sciences International, Inc.(Æ) (2,000) (9)
Bio-Rad Laboratories, Inc. Class A(Æ) (561) (187)
Capital Senior Living Corp.(Æ) (1,700) (7)
Cara Therapeutics, Inc.(Æ) (400) (7)
CareDx , Inc.(Æ) (400) (9)
Catalent , Inc.(Æ) (1,700) (81)
Celldex Therapeutics, Inc.(Æ) (2,100) (4)
Dynavax Technologies Corp.(Æ) (1,900) (7)
Emergent BioSolutions , Inc.(Æ) (1,720) (90)
Guardant Health, Inc.(Æ) (100) (6)
iRhythm Technologies, Inc.(Æ) (500) (37)
Krystal Biotech, Inc.(Æ) (600) (21)
LHC Group, Inc.(Æ) (770) (88)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,590) (158)
MannKind Corp.(Æ) (3,500) (4)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Matinas BioPharma Holdings, Inc.(Æ) (4,900) (3)
Medicines Co. (The)(Æ) (2,500) (125)
Myriad Genetics, Inc.(Æ) (2,700) (77)
NanoString Technologies, Inc.(Æ) (400) (9)
NeoGenomics , Inc.(Æ) (2,000) (38)
OncoCyte Corp.(Æ) (4,164) (9)
OPKO Health, Inc.(Æ) (24,700) (52)
REGENXBIO, Inc.(Æ) (180) (6)
Repligen Corp.(Æ) (1,100) (84)
Sangamo BioSciences , Inc.(Æ) (4,600) (42)
Sientra , Inc.(Æ) (1,000) (6)
Tabula Rasa HealthCare, Inc.(Æ) (1,000) (55)
Teladoc Health, Inc.(Æ) (770) (52)
ViewRay , Inc.(Æ) (2,700) (8)
Xeris Pharmaceuticals, Inc.(Æ) (700) (7)
(1,539)
Materials and Processing - (0.2)%
Beacon Roofing Supply, Inc.(Æ) (1,300) (44)
Coeur Mining, Inc.(Æ) (3,300) (16)
Cornerstone Building Brands, Inc.(Æ) (6,800) (41)
Covia Holdings Corp.(Æ) (3,900) (8)
Griffon Corp. (1,900) (40)
Hecla Mining Co. (79,300) (140)
Livent Corp.(Æ) (4,100) (27)
NN, Inc. (4,100) (29)
Northwest Pipe Co.(Æ) (200) (6)
Rayonier Advanced Materials, Inc. (3,900) (17)
SiteOne Landscape Supply, Inc.(Æ) (900) (67)
Universal Stainless & Alloy Products, Inc.(Æ) (2,000) (31)
(466)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (3,200) (89)
Aqua Metals, Inc.(Æ) (2,200) (4)
Coda Octopus Group, Inc.(Æ) (1,000) (8)
Concrete Pumping Holdings, Inc.(Æ) (2,900) (12)
Construction Partners, Inc. Class A(Æ) (4,000) (62)
Healthcare Services Group, Inc. (3,640) (88)
Iteris , Inc.(Æ) (2,900) (17)
Knight-Swift Transportation Holdings, Inc.
(Æ) (4,300) (156)
LCI Industries (900) (83)
Macquarie Infrastructure Corp. (1,700) (67)
Quad/Graphics, Inc. (4,400) (46)
Stericycle, Inc.(Æ) (1,850) (94)
Willdan Group, Inc.(Æ) (900) (32)
(758)
Technology – (0.7)%
Adesto Technologies Corp.(Æ) (1,800) (15)
Altair Engineering, Inc. Class A(Æ) (2,600) (90)
Alteryx, Inc. Class A(Æ) (400) (43)
AVX Corp. (4,000) (61)
Blackline, Inc.(Æ) (500) (24)
Brooks Automation, Inc. (1,300) (48)
Calyxt , Inc.(Æ) (1,100) (6)
Cloudera, Inc.(Æ) (1,500) (13)
Cohu , Inc. (3,300) (45)
Covetrus , Inc.(Æ) (7,800) (93)
CTS Corp. (1,900) (61)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Digimarc Corp.(Æ) (500) (20)
Diodes, Inc.(Æ) (2,000) (80)
Ebix , Inc. (2,000) (84)
Envestnet , Inc.(Æ) (1,310) (74)
Guidewire Software, Inc.(Æ) (800) (84)
II-VI, Inc.(Æ) (2,000) (70)
Immersion Corp.(Æ) (9,900) (76)
Match Group, Inc. (600) (43)
MicroVision , Inc.(Æ) (6,100) (4)
MongoDB, Inc.(Æ) (150) (18)
NAPCO Security Technologies, Inc.(Æ) (3,430) (88)
Science Applications International Corp. (1,000) (87)
TTM Technologies, Inc.(Æ) (6,800) (83)
Ultra Clean Holdings(Æ) (6,700) (98)
Upland Software, Inc.(Æ) (700) (25)
Vishay Intertechnology , Inc. (200) (3)
Zix Corp.(Æ) (8,900) (64)
(1,500)
Utilities - (0.1)%
Antero Midstream Corp. (20,800) (154)
Chaparral Energy, Inc. Class A(Æ) (9,700) (13)
Globalstar , Inc.(Æ) (11,529) (5)
HighPoint Resources Corp.(Æ) (10,000) (16)
Internap Corp.(Æ) (2,200) (6)
Montage Resources Corp.(Æ) (3,900) (15)
Pattern Energy Group, Inc. Class A (3,600) (97)
(306)
Total Securities Sold Short
(proceeds $10,802) (10,216)
Other Assets and Liabilities, Net
- (5.2%)
(11,523)
Net Assets - 100.0%
222,929

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 68 USD 5,185 12/19
(196)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(196)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 26,95 8 $ — $ —
$ —
$ 26,95 8
Consumer Staples 8,056 — —
—
8,056
Energy 7,699 — —
—
7,699
Financial Services 61,116 — —
—
61,116
Health Care 29,36 9 — —
—
29,36 9
Materials and Processing 15,402 — —
—
15,402
Producer Durables 42,156 — —
—
42,156
Technology 24,432 — —
—
24,432
Utilities 11,2 28 — —
—
11,2 28
Short-Term Investments — — —
5,279
5,279
Other Securities — — —
12,973
12,973
Total Investments 226,416 — — 18,252 244,668
Securities Sold Short
**
(10,216) — — — (10,216)
Other Financial Instruments
Liabilities
Futures Contracts (196) — — — (196)
Total Other Financial Instruments
*
$ (196) $ — $ — $ — $ (196)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2019, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.9%
Argentina - 0.1%
YPF SA - ADR 34,203 316
Australia - 2.2%
AGL Energy, Ltd. 37,966 491
Alumina, Ltd. 31,015 50
Aristocrat Leisure, Ltd. 41,327 857
ASX, Ltd. - ADR 1,821 100
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 353
Bendigo & Adelaide Bank, Ltd. 9,460 73
BHP Group PLC 23,335 499
BHP Group, Ltd. - ADR 2,672 66
Caltex Australia, Ltd. 4,489 80
Commonwealth Bank of Australia - ADR 17,507 958
CSL, Ltd. 10,576 1,670
Dexus Property Group(Æ)(ö) 2,800 23
Macquarie Group, Ltd. 7,647 678
National Australia Bank, Ltd. - ADR 14,149 285
Origin Energy, Ltd. 30,207 163
Scentre Group(ö) 21,507 57
South32, Ltd. Class B 34,053 61
Stockland(ö) 27,491 84
Telstra Corp., Ltd. 60,699 144
Treasury Wine Estates, Ltd. 53,459 671
Wesfarmers, Ltd.(Æ) 10,711 288
Westpac Banking Corp. 19,678 394
Woodside Petroleum, Ltd. 22,549 495
8,540
Austria - 0.2%
Erste Group Bank AG(Æ) 6,004 199
OMV AB 6,014 322
Voestalpine AG 4,135 95
616
Belgium - 0.6%
Ageas 25,673 1,425
KBC Groep NV 11,222 730
Solvay SA 2,210 229
2,384
Bermuda - 0.0%
NWS Holdings, Ltd. 108,000 167
Brazil - 0.2%
Pagseguro Digital, Ltd. Class A(Æ) 15,193 704
Canada - 4.4%
Algonquin Power & Utilities Corp.(Ñ) 105,998 1,451
ARC Resources, Ltd. 21,406 102
Atco, Ltd. Class I 3,893 142
Bank of Montreal 7,077 521
Bank of Nova Scotia (The) 14,838 843
Barrick Gold Corp. 61,195 1,059
BCE, Inc. 7,410 358
Brookfield Asset Management, Inc.
Class A 6,061 322
Cameco Corp. Class A 17,489 166
Canadian Imperial Bank of Commerce 5,421 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian National Railway Co. 6,925 622
Canadian Natural Resources, Ltd. 15,998 426
Cenovus Energy, Inc. 24,425 229
Dollarama, Inc. 8,396 301
Encana Corp. 160,519 735
First Capital Realty, Inc. Class A 4,475 75
Fortis, Inc. 47,839 2,023
George Weston, Ltd. 1,870 157
Great-West Lifeco , Inc. 15,478 372
Healthcare Realty Trust, Inc.(Æ)(ö) 7,729 135
Husky Energy, Inc. 10,036 71
iA Financial Corp., Inc. 4,923 224
Imperial Oil, Ltd. 9,004 234
Kinross Gold Corp.(Æ) 107,441 494
Magna International, Inc. Class A 3,173 169
Manulife Financial Corp. 17,199 315
National Bank of Canada 2,100 104
Power Corp. of Canada 9,625 222
Power Financial Corp. 5,180 120
Quebecor, Inc. Class B 3,680 84
RioCan Real Estate Investment Trust(ö) 7,625 152
Royal Bank of Canada - GDR 13,941 1,131
Shaw Communications, Inc. Class B 5,973 117
Sun Life Financial, Inc. 20,051 897
Suncor Energy, Inc. 11,320 357
TC Energy Corp.(Æ) 7,942 411
Teck Resources, Ltd. Class B 7,383 120
Toronto Dominion Bank 21,168 1,234
Tourmaline Oil Corp. 9,270 92
17,034
China - 2.1%
Alibaba Group Holding, Ltd. - ADR(Æ) 7,138 1,194
China Telecom Corp., Ltd. Class H 1,644,000 751
China Tower Corp., Ltd. Class H(Þ) 2,725,598 623
Ctrip.com International, Ltd. - ADR(Æ) 10,275 301
Dongfeng Motor Group Co., Ltd. Class H 1,048,000 1,002
Lenovo Group, Ltd. 1,484,257 988
Ping An Insurance Group Co. of China,
Ltd. Class H 70,966 821
Sunny Optical Technology Group Co.,
Ltd. 44,499 664
Tencent Holdings, Ltd. 38,984 1,654
7,998
Denmark - 1.8%
AP Moller - Maersk A/S Class B 2,875 3,260
Coloplast A/S Class B 7,294 879
Danske Bank A/S 57,104 795
Drilling Co. of 1972 A/S (The)(Æ) 1,163 65
DSV A/S 7,516 716
Genmab A/S(Æ) 2,493 507
Novo Nordisk A/S Class B 16,422 848
7,070
Finland - 0.7%
Elisa OYJ Class A 1,574 81
Kone OYJ Class B 10,234 583
Neste OYJ 9,931 328
Nokia OYJ 158,369 804
Nordea Bank AB 20,914 148

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp 344 2
Sampo OYJ Class A 3,443 137
Stora Enso OYJ Class R 6,919 83
UPM- Kymmene OYJ 15,122 448
Wartsila OYJ Abp Class B 6,190 69
2,683
France - 10.0%
Air Liquide SA Class A 19,484 2,776
Airbus Group SE 4,918 640
Amundi SA(Þ) 19,623 1,370
Arkema SA 908 85
Atos SE 2,375 168
AXA SA 21,044 538
BNP Paribas SA 36,436 1,777
Bouygues SA - ADR 25,844 1,036
Capgemini SE 5,543 654
Carrefour SA 6,475 113
Cie de Saint-Gobain 46,121 1,812
Cie Generale des Etablissements
Michelin SCA Class B 2,298 257
CNP Assurances 700 14
Covivio (ö) 626 66
Credit Agricole SA 14,542 177
Danone SA 3,732 329
Eiffage SA 1,933 201
Engie SA 76,047 1,242
Eurazeo SE 1,724 128
Hermes International 1,418 981
Klepierre SA - GDR(ö) 7,335 249
L'Oreal SA 11,216 3,142
LVMH Moet Hennessy Louis Vuitton
SE - ADR 271 108
Natixis SA 23,693 98
Orange SA - ADR 8,481 133
Pernod Ricard SA 5,545 987
Peugeot SA 3,268 82
Publicis Groupe SA - ADR 39,783 1,956
Renault SA 16,989 976
Rexel SA Class H 251,825 2,698
Safran SA 19,456 3,066
Sanofi - ADR 11,948 1,108
Schneider Electric SE 32,142 2,818
SCOR SE - ADR 27,033 1,117
Societe Generale SA 43,723 1,200
Total SA 71,397 3,716
Unibail - Rodamco -Westfield(ö) 1,993 291
Vinci SA 2,556 276
38,385
Germany - 5.0%
Adidas AG 2,428 756
Allianz SE 3,743 873
BASF SE 19,817 1,386
Bayer AG 2,823 199
Bayerische Motoren Werke AG 5,076 357
Beiersdorf AG 4,418 521
Commerzbank AG 18,403 107
Continental AG 809 104
Covestro AG(Þ) 16,104 797
Daimler AG 22,953 1,140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Boerse AG 18,397 2,876
Deutsche Lufthansa AG 33,134 527
Deutsche Post AG 3,305 110
Deutsche Telekom AG 12,896 216
E.ON SE 38,503 374
Evonik Industries AG 2,666 66
Fresenius SE & Co. KGaA 1,750 82
GEA Group AG 4,183 113
Hannover Rueck SE 2,745 464
HeidelbergCement AG 2,127 154
Infineon Technologies AG - ADR 33,312 599
Metro AG(Æ) 49,527 268
Metro Wholesale & Food Specialist AG 32,126 507
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 3,912 1,012
RWE AG 24,094 754
Salzgitter AG 2,163 36
SAP SE - ADR 24,046 2,834
Siemens AG 12,498 1,339
Symrise AG 2,932 285
Uniper SE 2,518 83
Vonovia SE 2,035 103
19,042
Hong Kong - 2.7%
AIA Group, Ltd. 235,008 2,205
Bank of East Asia, Ltd. (The) 9,000 22
China Mobile, Ltd. 114,500 950
China Resources Power Holdings Co.,
Ltd. 1,356,417 1,650
China Unicom Hong Kong, Ltd. 1,014,000 1,072
CK Asset Holdings, Ltd. 27,549 188
CK Hutchison Holdings, Ltd. Class B 36,313 319
CK Infrastructure Holdings, Ltd. 42,500 285
Hang Seng Bank, Ltd. 21,800 472
Henderson Land Development Co., Ltd. 35,200 164
Hongkong Land Holdings, Ltd. 39,100 220
Hysan Development Co., Ltd. 20,000 81
Jardine Matheson Holdings, Ltd. 5,400 290
Jardine Strategic Holdings, Ltd. 1,600 48
Kerry Properties, Ltd. 18,500 57
Link REIT(ö) 59,576 654
MTR Corp., Ltd. 37,000 207
New World Development Co., Ltd. 165,000 216
Power Assets Holdings, Ltd. 33,500 225
Sun Hung Kai Properties, Ltd. 13,000 188
Swire Pacific, Ltd. Class A 16,000 149
Swire Properties, Ltd. 18,416 58
Techtronic Industries Co., Ltd. 56,271 395
WH Group, Ltd.(Þ) 137,000 124
Wharf Holdings, Ltd. (The) 32,000 70
Wharf Real Estate Investment Co., Ltd. 5,000 27
Wheelock & Co., Ltd. 12,000 68
10,404
India - 1.4%
Canara Bank(Æ) 119,258 307
HDFC Bank, Ltd. - ADR 59,472 3,394
Infosys, Ltd. - ADR 123,662 1,406

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTPC, Ltd. 30,955 51
5,158
Indonesia - 0.2%
Bank Central Asia Tbk PT 383,295 820
Ireland - 0.3%
Bank of Ireland Group PLC 156,758 624
CRH PLC 7,610 261
Paddy Power Betfair PLC 1,019 95
980
Israel - 0.2%
Bank Hapoalim BM(Æ) 43,318 341
Bank Leumi Le-Israel BM 48,024 342
Israel Discount Bank, Ltd. Class A 28,582 126
Mizrahi Tefahot Bank, Ltd. 3,401 85
894
Italy - 3.8%
Assicurazioni Generali SpA 76,220 1,478
Banca Popolare dell'Emilia Romagna SC 109,385 423
Davide Campari-Milano SpA 58,379 528
Enel SpA 447,276 3,342
ENI SpA - ADR 148,087 2,262
Ferrari NV 8,660 1,336
FinecoBank Banca Fineco SpA 53,187 564
Intesa Sanpaolo SpA 105,897 251
Mediobanca SpA 21,004 230
Moncler SpA 12,797 456
Poste Italiane SpA (Þ) 14,442 164
Saipem SpA (Æ) 136,856 620
Snam Rete Gas SpA 56,597 286
Telecom Italia SpA (Æ) 830,901 475
Terna Rete Elettrica Nazionale SpA 31,532 203
UniCredit SpA 171,656 2,028
14,646
Japan - 18.3%
Aisin Seiki Co., Ltd. 3,000 95
ANA Holdings, Inc. 8,000 269
Aozora Bank, Ltd. 9,000 226
Asahi Glass Co., Ltd. 4,100 128
Asahi Kasei Corp. 18,000 178
Astellas Pharma, Inc. 30,700 439
Benesse Holdings, Inc. 5,100 133
Bridgestone Corp. 19,600 762
Canon, Inc. 49,200 1,313
Central Japan Railway Co. 1,900 392
Chiba Bank, Ltd. (The) 33,000 171
Chubu Electric Power Co., Inc. 7,500 109
Citizen Watch Co., Ltd. 54,800 269
Concordia Financial Group, Ltd. 56,200 217
Dai Nippon Printing Co., Ltd. 9,700 252
Daicel Chemical Industries, Ltd. 8,200 70
Dai-ichi Life Holdings, Inc. 112,050 1,703
Daito Trust Construction Co., Ltd. 2,900 372
Daiwa House Industry Co., Ltd. 8,700 283
Daiwa Securities Group, Inc. 31,000 139
DeNA Co., Ltd. 24,300 429
Denso Corp. 15,900 702
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Japan Railway Co. 3,600 344
Eisai Co., Ltd. 5,040 257
Electric Power Development Co., Ltd. 6,800 156
Fuji Heavy Industries, Ltd. 12,900 365
Fuji Media Holdings, Inc. 3,800 49
FUJIFILM Holdings Corp. 4,800 212
Fujitsu, Ltd. 29,700 2,385
Fukuoka Financial Group, Inc. 14,200 270
GMO Payment Gateway, Inc. 4,800 321
Gree , Inc. 36,400 167
Hankyu Hanshin Holdings, Inc. 5,800 224
Hitachi Metals, Ltd. 249,200 2,706
Hitachi, Ltd. 4,900 184
Honda Motor Co., Ltd. 167,600 4,364
Ibiden Co., Ltd. 13,300 268
Iida Group Holdings Co., Ltd. 54,000 884
Inpex Corp. 301,300 2,748
Isuzu Motors, Ltd. 92,900 1,031
ITOCHU Corp. 23,800 493
Japan Airlines Co., Ltd. 7,200 214
Japan Exchange Group, Inc. 2,500 40
Japan Post Bank Co., Ltd. Class A 20,600 200
Japan Post Holdings Co., Ltd. 30,600 283
Japan Tobacco, Inc. 17,800 390
JFE Holdings, Inc. 5,800 70
JGC Holdings Corp. 35,400 467
JSR Corp. 57,800 931
JX Holdings, Inc. 390,300 1,770
Kajima Corp. 9,000 119
Kamigumi Co., Ltd. 10,000 227
KDDI Corp. 27,900 729
Kirin Holdings Co., Ltd. 7,800 166
Konica Minolta, Inc. 10,900 76
Kyushu Electric Power Co., Inc. 5,100 48
Marubeni Corp. 44,800 299
Mazda Motor Corp. 16,900 151
Medipal Holdings Corp. 6,000 134
Mitsubishi Chemical Holdings Corp. 24,700 177
Mitsubishi Corp. 18,100 446
Mitsubishi Electric Corp. 38,400 513
Mitsubishi Estate Co., Ltd. 39,800 771
Mitsubishi Heavy Industries, Ltd. 30,100 1,184
Mitsubishi Materials Corp. 5,700 155
Mitsubishi Motors Corp. 48,100 210
Mitsubishi UFJ Financial Group, Inc. 427,800 2,180
Mitsui & Co., Ltd. 75,300 1,237
Mitsui Chemicals, Inc. 5,300 119
Mizuho Financial Group, Inc. 734,800 1,130
MS&AD Insurance Group Holdings, Inc. 25,200 820
Nidec Corp. 3,850 522
Nikon Corp. 38,400 482
Nintendo Co., Ltd. 2,710 1,009
Nippon Steel & Sumitomo Metal Corp. 13,900 195
Nippon Telegraph & Telephone Corp. 10,203 488
Nippon Television Holdings, Inc. 26,800 345
Nissan Motor Co., Ltd. 151,600 949
Nitto Denko Corp. 14,900 722
Nomura Holdings, Inc. 262,600 1,110
Nomura Real Estate Holdings, Inc. 3,100 67
NTT DOCOMO, Inc. 18,400 470

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obayashi Corp. 21,400 214
Oji Holdings Corp. 24,200 114
ORIX Corp. 26,200 392
Osaka Gas Co., Ltd. 8,400 161
Otsuka Holdings Co., Ltd. 6,200 232
Resona Holdings, Inc. 397,200 1,711
Ricoh Co., Ltd. 11,700 106
Seibu Holdings, Inc. 3,600 63
Sekisui Chemical Co., Ltd. 4,700 73
Sekisui House, Ltd. 17,200 339
Shimamura Co., Ltd. 9,300 739
Shimizu Corp. 6,000 55
Shin-Etsu Chemical Co., Ltd. 5,735 618
SoftBank Corp. 13,200 518
Sompo Japan Nipponkoa Holdings, Inc. 7,700 324
Sony Corp. 9,510 559
Sumitomo Chemical Co., Ltd. 25,000 113
Sumitomo Corp. 31,600 496
Sumitomo Electric Industries, Ltd. 21,000 268
Sumitomo Metal Mining Co., Ltd. 5,000 156
Sumitomo Mitsui Financial Group, Inc. 83,900 2,883
Sumitomo Mitsui Trust Holdings, Inc. 29,300 1,062
T&D Holdings, Inc. 119,800 1,279
Taiheiyo Cement Corp. 5,200 140
Takeda Pharmaceutical Co., Ltd. 36,400 1,247
Teijin, Ltd. 7,000 135
THK Co., Ltd. 18,500 490
Tohoku Electric Power Co., Inc. 26,800 262
Tokio Marine Holdings, Inc. 37,800 2,029
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 166
Tokyo Electron, Ltd. 2,900 557
Tokyo Gas Co., Ltd. 4,700 119
Tokyu Fudosan Holdings Corp. 23,800 153
Toppan Printing Co., Ltd. 10,500 187
Toyota Industries Corp. 4,100 237
Toyota Motor Corp. 28,100 1,885
Toyota Tsusho Corp. 8,600 279
West Japan Railway Co. 4,700 398
Yahoo! Japan Corp. 533,700 1,510
Yamada Denki Co., Ltd. 55,100 267
70,230
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 7,875 111
Aroundtown SA 12,829 105
RTL Group SA 2,936 141
Spotify Technology SA(Æ) 4,793 547
Tenaris SA 10,649 113
1,017
Macao - 0.2%
Sands China, Ltd. 123,625 564
Netherlands - 4.4%
ABN AMRO Group NV(Þ) 6,973 123
Adyen NV(Æ)(Þ) 702 463
Aegon NV 41,917 174
ASML Holding NV 6,316 1,568
Euronext NV(Þ) 7,422 607
Exor NV 2,352 158
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heineken NV 17,256 1,866
ING Groep NV 250,317 2,624
InterXion Holding NV(Æ) 8,688 708
Koninklijke Ahold Delhaize NV 19,425 486
Koninklijke KPN NV 339,454 1,059
NN Group NV 6,815 242
Randstad Holding NV 1,958 96
Royal Dutch Shell PLC Class A 108,842 3,182
TNT NV - ADR 150,034 333
Unilever NV 53,615 3,221
16,910
New Zealand - 0.1%
a2 Milk Co., Ltd.(Æ) 54,557 448
Spark New Zealand, Ltd. 29,159 81
529
Norway - 0.6%
DNB ASA 14,926 264
Marine Harvest ASA 10,241 236
Norsk Hydro ASA 255,790 902
Orkla ASA 30,622 279
Statoil ASA Class N 14,849 282
Telenor ASA 10,428 209
2,172
Portugal - 0.2%
Energias de Portugal SA 69,724 271
Galp Energia SGPS SA Class B 42,325 636
907
Russia - 0.7%
Gazprom PJSC - ADR 146,125 1,006
Lukoil PJSC - ADR 6,442 532
Sberbank of Russia PJSC - ADR 32,641 463
Yandex NV Class A(Æ) 17,140 600
2,601
Singapore - 1.4%
Ascendas Real Estate Investment
Trust(ö) 277,600 627
CapitaLand, Ltd. 85,800 220
DBS Group Holdings, Ltd. 69,700 1,256
Keppel Corp., Ltd. - ADR 6,900 30
Oversea-Chinese Banking Corp., Ltd. 16,222 128
Singapore Airlines, Ltd.(Æ) 24,300 161
Singapore Technologies Engineering,
Ltd. 109,000 303
Singapore Telecommunications, Ltd. 287,800 646
United Overseas Bank, Ltd. 10,500 195
Venture Corp., Ltd. 12,900 143
Wilmar International, Ltd. 625,500 1,691
Yangzijiang Shipbuilding Holdings, Ltd. 71,700 50
5,450
South Africa - 0.4%
Anglo American Platinum, Ltd. 3,118 188
Gold Fields, Ltd. - ADR 139,430 686
Impala Platinum Holdings, Ltd.(Æ) 79,783 502

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MTN Group, Ltd. 46,977 299
1,675
South Korea - 1.2%
KB Financial Group, Inc. 24,492 876
KT Corp. - ADR 79,085 894
POSCO 5,479 1,038
Samsung Electronics Co., Ltd. 12,959 529
Shinhan Financial Group Co., Ltd. 38,215 1,332
4,669
Spain - 2.6%
ACS Actividades de Construccion y
Servicios SA 4,727 189
Banco Bilbao Vizcaya Argentaria SA
- ADR 62,751 327
Banco Santander SA - ADR 112,243 458
Bankia SA 263,386 498
Bankinter SA 14,092 89
CaixaBank SA 396,112 1,042
Cellnex Telecom SA(Æ)(Þ) 85,128 3,517
Enagas SA 11,296 262
Endesa SA - ADR 15,547 409
Gas Natural SDG SA 10,383 275
Iberdrola SA 121,451 1,263
Industria de Diseno Textil SA 14,864 460
Mapfre SA 31,672 85
Red Electrica Corp. SA 14,192 288
Repsol SA - ADR 23,078 360
Telefonica SA - ADR 56,169 429
9,951
Sweden - 1.3%
Assa Abloy AB Class B 28,764 641
Atlas Copco AB(Æ) 16,636 512
Bausch & Lomb, Inc.(Æ) 10,401 239
Investor AB Class B 1,564 76
Kinnevik AB(Æ) 3,988 105
Sandvik AB 25,591 399
Skandinaviska Enskilda Banken AB
Class A 36,105 332
Skanska AB Class B 5,334 108
SKF AB Class B 16,922 280
Svenska Handelsbanken AB Class A 26,730 251
Swedbank AB Class A 16,397 236
Telefonaktiebolaget LM Ericsson Class B 88,981 711
Telia Co. AB 97,916 439
Trelleborg AB Class B 30,275 425
Volvo AB Class B 11,120 156
4,910
Switzerland - 8.5%
ABB, Ltd. 59,912 1,177
Adecco SA 27,412 1,516
Alcon, Inc.(Æ) 8,300 484
Baloise Holding AG 1,774 318
Chocoladefabriken Lindt & Spruengli
AG 43 318
Cie Financiere Richemont SA 7,629 561
Coca-Cola HBC AG - ADR(Æ) 23,225 759
Credit Suisse Group AG(Æ) 77,821 955
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Glencore PLC(Æ) 77,853 235
Julius Baer Group, Ltd.(Æ) 34,842 1,546
Kuehne & Nagel International AG 1,623 239
LafargeHolcim , Ltd.(Æ) 27,433 1,352
Lonza Group AG(Æ) 2,498 845
Nestle SA 40,008 4,340
Novartis AG 66,617 5,782
Pargesa Holding SA 1,090 84
Partners Group Holding AG 495 380
Roche Holding AG 13,772 4,016
SGS SA 107 265
Sika AG 6,900 1,010
Swiss Life Holding AG 952 455
Swiss Re AG 7,695 803
Swisscom AG 407 201
Temenos AG(Æ) 4,571 766
UBS Group AG(Æ) 298,936 3,398
Zurich Insurance Group AG 1,606 615
32,420
Taiwan - 1.2%
Catcher Technology Co., Ltd. 138,513 1,049
Hon Hai Precision Industry Co., Ltd. 472,184 1,118
Innolux Corp. 1,324,000 283
MediaTek , Inc. 77,000 918
Shin Kong Financial Holding Co., Ltd.
(Æ) 1,382,000 418
Taiwan Semiconductor Manufacturing
Co., Ltd. 87,000 766
4,552
United Kingdom - 13.2%
3i Group PLC 20,545 295
Admiral Group PLC 4,177 109
Anglo American PLC 60,795 1,401
AstraZeneca PLC 45,546 4,048
Aviva PLC 258,977 1,270
Babcock International Group PLC 71,547 491
Barclays PLC 488,669 903
Barratt Developments PLC 13,413 107
Berkeley Group Holdings PLC 4,717 242
BP PLC 352,870 2,231
British American Tobacco PLC 30,483 1,127
British Land Co. PLC (The)(ö) 64,438 464
BT Group PLC 513,608 1,129
Centrica PLC 612,799 556
Compass Group PLC 3,229 83
Diageo PLC 79,559 3,256
Direct Line Insurance Group PLC 67,607 249
Experian PLC 7,181 229
Fevertree Drinks PLC 16,136 481
Fiat Chrysler Automobiles NV 12,720 165
GlaxoSmithKline PLC - ADR 15,990 342
HSBC Holdings PLC 573,816 4,404
ITV PLC 100,487 155
J Sainsbury PLC 605,687 1,637
John Wood Group PLC 354,295 1,651
Kingfisher PLC 316,010 803
Land Securities Group PLC(ö) 47,368 499
Legal & General Group PLC 91,982 281
Lloyds Banking Group PLC 847,143 565

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
London Stock Exchange Group PLC 40,019 3,594
Marks & Spencer Group PLC 175,249 397
National Grid PLC 26,899 292
Pearson PLC 7,320 66
Persimmon PLC Class A 6,006 160
Prudential PLC 21,676 394
Reckitt Benckiser Group PLC 2,976 232
Rio Tinto PLC 12,153 631
Royal Bank of Scotland Group PLC 455,684 1,164
RSA Insurance Group PLC 27,558 181
Smith & Nephew PLC 37,755 909
St. James's Place PLC 15,239 183
Standard Chartered PLC 351,823 2,958
Standard Life Aberdeen PLC(Æ) 117,740 414
Taylor Wimpey PLC 66,138 131
TechnipFMC PLC 72,640 1,754
Tesco PLC 737,493 2,187
Travis Perkins PLC 128,081 2,033
Unilever PLC 2,116 127
United Utilities Group PLC 8,004 81
Vodafone Group PLC 859,323 1,711
Wausau Paper Corp. 72,811 911
Willis Towers Watson PLC(Æ) 3,345 645
Wm Morrison Supermarkets PLC 29,824 73
50,401
United States - 3.4%
Abbott Laboratories 23,082 1,931
Alphabet, Inc. Class C(Æ) 1,716 2,092
Carnival PLC 5,320 221
EPAM Systems, Inc.(Æ) 2,011 367
Facebook, Inc. Class A(Æ) 4,156 740
MasterCard, Inc. Class A 7,996 2,171
Mylan NV(Æ) 64,402 1,274
Philip Morris International, Inc. 30,611 2,324
Visa, Inc. Class A 11,230 1,932
13,052
Total Common Stocks
(cost $365,531) 359,851
Preferred Stocks - 0.8%
Germany - 0.8%
Porsche Automobil Holding SE
2.738% (Ÿ) 5,955 387
Volkswagen AG
2.690% (Ÿ) 15,920 2,708
3,095
Total Preferred Stocks
(cost $2,775) 3,095
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 12,935,276 (∞) 12,938
Total Short-Term Investments
(cost $12,939) 12,938
Other Securities - 0.3%
U.S. Cash Collateral Fund(×)(@) 1,237,401 (∞) 1,237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Other Securities
(cost $1,237) 1,237
Total Investments 98.4%
(identified cost $382,482) 377,121
Other Assets and Liabilities, Net
- 1.6%
6,160
Net Assets - 100.0%
383,281

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.0%
ABN AMRO Group NV 06/26/19 EUR 6,973 21.21 148
123
Adyen NV 07/25/19 EUR 702 743.78 522
463
Amundi SA 02/21/19 EUR 19,623 64.62 1,268
1,370
Cellnex Telecom SA 06/19/17 EUR 85,128 26.18 2,228
3,517
China Tower Corp., Ltd. 01/03/19 HKD 2,725,598 0.21 575
623
Covestro AG 06/26/19 EUR 16,104 43.99 708
797
Euronext NV 04/25/19 EUR 7,422 69.64 517
607
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
164
WH Group, Ltd. 06/26/19 HKD 137,000 1.02 139
124
7,788
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 319 EUR 11,340 12/19
155
MSCI EAFE Index Futures 118 USD 11,201 12/19
(46)
S&P/TSX 60 Index Futures 83 CAD 16,535 12/19
22
SPI 200 Index Futures 76 AUD 12,696 12/19
22
TOPIX Index Futures 111 JPY 1,762,679 12/19
504
Short Positions
Hang Seng Index Futures 42 HKD 54,688 10/19
19
MSCI Emerging Markets Index Futures 328 USD 16,431 12/19
457
S&P 500 E-Mini Index Futures 170 USD 25,317 12/19
248
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,381
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,194 AUD 3,183 12/18/19 (40)
Bank of Montreal USD 3,881 CAD 5,100 12/18/19 (26)
Bank of Montreal USD 4,119 JPY 438,467 12/18/19 (42)
Bank of Montreal HKD 12,006 USD 1,532 12/18/19 (1)
Bank of New York USD 2,192 AUD 3,183 12/18/19 (38)
Bank of New York USD 3,881 CAD 5,100 12/18/19 (27)
Bank of New York USD 4,120 JPY 438,467 12/18/19 (43)
Bank of New York HKD 12,006 USD 1,532 12/18/19 (1)
Citigroup USD 2,193 AUD 3,183 12/18/19 (39)
Citigroup USD 3,881 CAD 5,100 12/18/19 (26)
Citigroup USD 4,119 JPY 438,467 12/18/19 (42)
Citigroup HKD 12,006 USD 1,532 12/18/19 (1)
Royal Bank of Canada USD 2,194 AUD 3,183 12/18/19 (41)
Royal Bank of Canada USD 3,882 CAD 5,100 12/18/19 (27)
Royal Bank of Canada USD 4,124 JPY 438,467 12/18/19 (46)
Royal Bank of Canada HKD 12,006 USD 1,532 12/18/19 (1)
Standard Chartered USD 2,192 AUD 3,183 12/18/19 (39)
Standard Chartered USD 3,881 CAD 5,100 12/18/19 (27)
Standard Chartered USD 4,119 JPY 438,467 12/18/19 (42)
Standard Chartered HKD 12,006 USD 1,532 12/18/19 (1)
State Street USD 3,081 GBP 2,489 12/18/19 (11)
State Street CHF 1,900 USD 1,935 12/18/19 18
State Street DKK 11,970 USD 1,787 12/18/19 29

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 1,557 USD 1,733 12/18/19 26
State Street NOK 12,510 USD 1,404 12/18/19 27
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(461)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 316 $ — $ —
$ —
$ 316
Australia — 8,540 —
—
8,540
Austria — 616 —
—
616
Belgium — 2,384 —
—
2,384
Bermuda — 167 —
—
167
Brazil 704 — —
—
704
Canada 17,034 — —
—
17,034
China 1,495 6,503 —
—
7,998
Denmark — 7,070 —
—
7,070
Finland — 2,683 —
—
2,683
France — 38,385 —
—
38,385
Germany 2,641 16,401 —
—
19,042
Hong Kong — 10,404 —
—
10,404
India 4,800 358 —
—
5,158
Indonesia — 820 —
—
820
Ireland — 980 —
—
980
Israel — 894 —
—
894
Italy 675 13,971 —
—
14,646
Japan — 70,230 —
—
70,230
Luxembourg 547 470 —
—
1,017
Macao — 564 —
—
564
Netherlands 708 16,202 —
—
16,910
New Zealand — 529 —
—
529
Norway — 2,172 —
—
2,172
Portugal — 907 —
—
907
Russia 600 2,001 —
—
2,601
Singapore — 5,450 —
—
5,450
South Africa 686 989 —
—
1,675
South Korea 894 3,775 —
—
4,669
Spain — 9,951 —
—
9,951
Sweden — 4,910 —
—
4,910
Switzerland — 32,420 —
—
32,420
Taiwan — 4,552 —
—
4,552
United Kingdom 2,399 48,002 —
—
50,401
United States 12,831 221 —
—
13,052
Preferred Stocks — 3,095 — — 3,095
Short-Term Investments — — — 12,938 12,938

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Securities — — — 1,237 1,237
Total Investments 46,330 316,616 — 1 4 , 175 377,121
Other Financial Instruments
Assets
Futures Contracts 1,427 — —
—
1,427
Foreign Currency Exchange Contracts — 100 —
—
100
Liabilities
Futures Contracts (46) — —
—
(46)
Foreign Currency Exchange Contracts — (561) —
—
(561)
Total Other Financial Instruments
*
$ 1,381 $ (461) $ — $ — $ 920
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2019, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
40,884
Consumer Staples ...................................................................
20,728
Energy ....................................................................................
27,159
Financial Services ...................................................................
107,720
Health Care .............................................................................
27,476
Materials and Processing ........................................................
33,533
Producer Durables ..................................................................
38,341
Technology ..............................................................................
38,057
Utilities ...................................................................................
29,048
Short-Term Investments ..........................................................
12,938
Other Securities ......................................................................
1,237
Total Investments .................................................................... 377,121

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.6%
Asset-Backed Securities - 4.4%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
3.181% due 05/25/35 (Ê) 251 251
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 544 517
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 989 990
Americredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 1,241 1,246
Ameriquest Mortgage Securities,
Inc. Asset-Backed Pass-Through
Certificates
Series 2005-R1 Class M4
3.596% due 03/25/35 (Ê) 830 840
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 348
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
2.406% due 12/25/36 (Ê) 491 475
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 624
Bank of America Corp.
Series 2017-A2 Class A2
1.840% due 01/17/23 1,474 1,473
BCAP LLC Trust
Series 2014-RR3 Class 3A2
2.629% due 07/26/36 (~)(Ê)(Þ) 967 923
Series 2014-RR3 Class 5A2
2.639% due 10/26/36 (~)(Ê)(Þ) 620 592
BNC Mortgage Loan Trust
Series 2007-1 Class A4
2.646% due 03/25/37 (Ê) 885 847
Citigroup Mortgage Loan Trust, Inc.
Series 2007-WFH2 Class M2
2.936% due 03/25/37 (Ê) 1,490 1,465
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,394 1,356
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.683% due 04/25/47 1,572 1,654
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 380 383
Education Loan Asset-Backed Trust I
Series 2013-1 Class A2
3.066% due 04/26/32 (Ê)(Þ) 580 576
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
2.438% due 10/25/35 (Ê) 378 380
Goldentree Loan Management US CLO
2, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-2A Class A
3.428% due 11/28/30 (Ê)(Þ) 1,860 1,859
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
4.046% due 08/21/31 (Ê) 875 867
Home Equity Asset Trust
Series 2005-9 Class M1
2.887% due 04/25/36 (Ê) 375 374
Series 2006-4 Class 2A4
2.298% due 08/25/36 (Ê) 592 590
Series 2006-6 Class 2A3
0.596% due 11/25/36 (Ê) 557 524
Horizon Aircraft Finance I, Ltd.
Series 2018-1 Class A
4.458% due 12/15/38 (Þ) 860 893
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
2.626% due 12/25/36 (Ê) 256 229
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 455 458
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
3.236% due 02/25/34 (Ê) 334 332
Series 2004-4 Class M1
3.386% due 10/25/34 (Ê) 677 677
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
3.422% due 03/25/35 (Ê) 485 486
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
2.847% due 08/25/36 (Ê) 790 788
Navient Student Loan Trust
Series 2015-1 Class A2
3.106% due 04/25/40 (Ê) 179 177
Nelnet Student Loan Trust
Series 2008-3 Class A4
4.301% due 11/25/24 (Ê) 281 281
New Century Home Equity Loan Trust
Series 2005-B Class M1
2.910% due 10/25/35 (Ê) 690 672
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 511 511
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 838 840
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
Series 2005-WHQ1 Class M5
1.896% due 03/25/35 (Ê) 1,290 1,291
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
2.736% due 07/25/36 (Ê) 440 438
Series 2006-D Class A3
2.746% due 11/25/36 (Ê) 1,349 1,333
RAMP Trust
Series 2006-RZ1 Class M4
3.055% due 03/25/36 (Ê) 960 935
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 96 64
Santander Drive Auto Receivables Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-2 Class D
3.020% due 04/15/21 440 441
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 206 210
Series 2019-10A Class 1
3.113% due 03/10/29 198 208
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.941% due 06/15/39 (Ê) 204 200
Series 2006-A Class A5
2.901% due 06/15/39 (Ê) 206 201
SMB Private Education Loan Trust
Series 2019-B Class A2B
3.195% due 06/15/37 (Ê)(Þ) 190 190
SoFi Professional Loan Program LLC
Series 2017-E Class A2A
1.860% due 11/26/40 (Þ) 175 174
Series 2017-F Class A2FX
2.840% due 01/25/41 (Þ) 353 358
Series 2018-A Class A2A
2.390% due 02/25/42 (Þ) 169 169
Series 2018-B Class A1FX
2.640% due 08/25/47 (Þ) 446 448
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
3.197% due 09/25/35 (Ê) 617 616
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2007-BC3 Class 2A4
2.278% due 05/25/47 1,422 1,194
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 226 225
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 1,003 1,012
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 455 458
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 481 482
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 606 611
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 530 535
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 211 216
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 589 596
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 70 73
Series 2019-25G Class 1
2.690% due 07/01/44 70 72
VOLT LXII LLC
Series 2017-NPL9 Class A1
3.125% due 09/25/47 (~)(Ê)(Þ) 2,029 2,031
40,279
Corporate Bonds and Notes - 17.9%
3M Co.
2.750% due 03/01/22 305 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 08/26/29 70 69
ABB Finance USA, Inc.
2.875% due 05/08/22 274 280
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 220 226
Abbott Laboratories
2.900% due 11/30/21 224 228
3.750% due 11/30/26 51 56
4.750% due 11/30/36 60 74
4.900% due 11/30/46 80 103
AbbVie, Inc.
2.300% due 05/14/21 745 746
3.600% due 05/14/25 60 62
Aetna, Inc.
2.800% due 06/15/23 30 30
Air Lease Corp.
Series 513
3.875% due 04/01/21 714 729
Allergan Finance LLC
3.250% due 10/01/22 706 721
Allergan Sales LLC
5.000% due 12/15/21 (Þ) 687 722
Ally Financial, Inc.
8.000% due 11/01/31 100 138
Altria Group, Inc.
3.490% due 02/14/22 40 41
2.850% due 08/09/22 170 172
4.000% due 01/31/24 690 728
3.800% due 02/14/24 110 115
4.400% due 02/14/26 350 374
4.800% due 02/14/29 380 417
10.200% due 02/06/39 482 796
5.800% due 02/14/39 100 116
5.950% due 02/14/49 100 118
6.200% due 02/14/59 20 24
Amazon.com, Inc.
2.500% due 11/29/22 715 727
4.950% due 12/05/44 60 80
Series WI
5.200% due 12/03/25 100 118
3.150% due 08/22/27 220 234
3.875% due 08/22/37 50 57
4.050% due 08/22/47 70 84
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 99 104
American Express Co.
3.375% due 05/17/21 261 266
American Express Credit Corp.
2.250% due 05/05/21 723 726
American International Group, Inc.
6.400% due 12/15/20 725 762
3.750% due 07/10/25 110 116
American Tower Corp.
2.250% due 01/15/22 230 230
Amgen, Inc.
2.650% due 05/11/22 274 278
3.625% due 05/22/24 10 11
4.400% due 05/01/45 100 113
Andeavor LLC
Series WI
5.125% due 12/15/26 225 242

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 504
4.900% due 02/01/46 70 83
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/21 306 309
3.300% due 02/01/23 180 187
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 450 492
4.000% due 04/13/28 20 22
4.750% due 01/23/29 410 477
5.875% due 06/15/35 207 261
5.550% due 01/23/49 200 262
Anthem, Inc.
2.500% due 11/21/20 278 279
3.700% due 08/15/21 40 41
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 82
3.350% due 12/01/24 30 31
3.650% due 12/01/27 110 116
Aon Corp.
8.205% due 01/01/27 172 218
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 20 21
5.100% due 09/01/40 140 140
4.750% due 04/15/43 130 125
4.250% due 01/15/44 120 107
Apple, Inc.
2.000% due 11/13/20 80 80
2.400% due 05/03/23 716 727
2.450% due 08/04/26 110 112
4.650% due 02/23/46 100 126
Ares Capital Corp.
3.500% due 02/10/23 261 263
Associated Bank NA
Series BKNT
3.500% due 08/13/21 365 372
AT&T Mobility LLC
Series QIB
7.125% due 12/15/31 204 269
AT&T, Inc.
3.000% due 02/15/22 40 41
3.875% due 01/15/26 685 727
3.800% due 02/15/27 80 85
5.250% due 03/01/37 190 224
4.350% due 06/15/45 100 105
Athene Holding, Ltd.
4.125% due 01/12/28 630 648
Avnet, Inc.
4.875% due 12/01/22 410 436
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 70 61
Ball Corp.
5.250% due 07/01/25 110 122
Bank of America Corp.
3.550% due 03/05/24 (Ê) 130 135
4.000% due 01/22/25 175 186
3.366% due 01/23/26 (Ê) 325 339
4.250% due 10/22/26 320 347
4.271% due 07/23/29 (Ê) 200 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.974% due 02/07/30 (Ê) 500 547
4.330% due 03/15/50 (Ê) 30 35
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 50 55
Series GMTN
2.625% due 04/19/21 718 725
3.300% due 01/11/23 460 476
4.450% due 03/03/26 30 33
3.500% due 04/19/26 790 840
3.593% due 07/21/28 (Ê) 260 275
Series WI
3.004% due 12/20/23 (Ê) 42 43
3.419% due 12/20/28 (Ê) 482 503
BankUnited , Inc.
4.875% due 11/17/25 661 722
Barrick NA Finance LLC
5.700% due 05/30/41 130 163
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 447
4.540% due 08/15/47 160 154
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 713 727
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 248 254
BB&T Corp.
2.050% due 05/10/21 728 728
Becton Dickinson and Co.
3.363% due 06/06/24 180 188
3.734% due 12/15/24 706 747
4.685% due 12/15/44 8 9
Berkshire Hathaway Energy Co.
Series WI
2.800% due 01/15/23 245 251
3.800% due 07/15/48 491 532
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 621 728
4.250% due 01/15/49 130 154
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 733
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 30 30
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 724 723
1.850% due 09/15/21 (Þ) 20 20
Boeing Co. (The)
2.125% due 03/01/22 272 273
3.100% due 05/01/26 20 21
2.700% due 02/01/27 40 41
2.800% due 03/01/27 30 31
3.200% due 03/01/29 120 126
3.250% due 02/01/35 380 396
3.750% due 02/01/50 40 43
Boston Scientific Corp.
4.125% due 10/01/23 677 720
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 253
2.750% due 05/10/23 513 524
3.216% due 11/28/23 290 301
3.410% due 02/11/26 200 211

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.119% due 05/04/26 120 125
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 859 767
Bristol-Myers Squibb Co.
2.600% due 05/16/22 (Þ) 90 91
2.900% due 07/26/24 (Þ) 290 299
3.200% due 06/15/26 (Þ) 190 199
3.400% due 07/26/29 (Þ) 170 182
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.125% due 01/15/25 70 70
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 712 719
Brown & Brown, Inc.
4.200% due 09/15/24 693 733
Buckeye Partners, LP
3.950% due 12/01/26 814 717
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 537
4.350% due 03/15/24 220 232
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 233
4.550% due 09/01/44 461 554
4.150% due 04/01/45 100 115
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 276 279
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 242 254
Celgene Corp.
2.250% due 08/15/21 70 70
3.550% due 08/15/22 30 31
3.875% due 08/15/25 200 216
3.900% due 02/20/28 380 417
5.000% due 08/15/45 80 100
Centene Corp.
4.750% due 05/15/22 50 51
5.375% due 06/01/26 (Þ) 10 10
Series WI
5.625% due 02/15/21 30 30
6.125% due 02/15/24 50 52
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 360 403
5.375% due 04/01/38 80 90
5.750% due 04/01/48 350 399
Series WI
4.908% due 07/23/25 420 462
6.384% due 10/23/35 40 48
6.484% due 10/23/45 60 73
6.834% due 10/23/55 593 749
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 40 44
Chevron Corp.
2.100% due 05/16/21 302 303
2.954% due 05/16/26 70 73
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 05/03/26 30 32
Cigna Corp.
Series WI
3.400% due 09/17/21 60 61
3.750% due 07/15/23 150 157
4.125% due 11/15/25 130 140
4.375% due 10/15/28 460 504
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 110 112
Cintas Corp. No. 2
2.900% due 04/01/22 60 61
3.700% due 04/01/27 70 76
Cisco Systems, Inc.
2.200% due 02/28/21 220 221
CIT Group, Inc.
4.750% due 02/16/24 50 53
5.250% due 03/07/25 30 33
Citigroup, Inc.
4.450% due 09/29/27 730 796
8.125% due 07/15/39 550 899
5.300% due 05/06/44 101 126
4.750% due 05/18/46 220 256
4.650% due 07/23/48 95 116
Series 9-RG
4.650% due 07/30/45 147 177
Series P
5.950% due 12/31/49 (Ê)(ƒ) 280 296
CME Group, Inc.
5.300% due 09/15/43 30 41
CNH Industrial Capital LLC
3.875% due 10/15/21 250 256
CNOOC Finance USA LLC
3.500% due 05/05/25 300 313
Coca-Cola Co. (The)
3.300% due 09/01/21 281 289
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 714
Comcast Corp.
1.625% due 01/15/22 290 289
3.700% due 04/15/24 260 277
3.950% due 10/15/25 200 218
3.150% due 03/01/26 30 31
4.150% due 10/15/28 350 393
4.250% due 10/15/30 120 137
6.500% due 11/15/35 90 126
6.550% due 07/01/39 200 289
Concho Resources, Inc.
4.375% due 01/15/25 90 93
3.750% due 10/01/27 110 114
4.300% due 08/15/28 90 97
Constellation Brands, Inc.
4.750% due 11/15/24 40 44
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 73 77
Continental Resources, Inc.
4.500% due 04/15/23 90 93
3.800% due 06/01/24 80 82
Series WI
4.375% due 01/15/28 20 21

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Costco Wholesale Corp.
2.150% due 05/18/21 746 749
Cott Holdings, Inc.
5.500% due 04/01/25 (Þ) 60 62
Crown Castle International Corp.
4.875% due 04/15/22 299 318
5.250% due 01/15/23 203 221
CVS Health Corp.
2.750% due 12/01/22 90 91
3.700% due 03/09/23 260 271
2.625% due 08/15/24 200 201
4.100% due 03/25/25 190 203
4.300% due 03/25/28 590 638
3.250% due 08/15/29 200 201
4.780% due 03/25/38 70 77
5.125% due 07/20/45 140 160
5.050% due 03/25/48 265 301
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 320 323
Delhaize America, Inc.
9.000% due 04/15/31 154 232
Dell International LLC / EMC Corp.
4.420% due 06/15/21 430 443
7.125% due 06/15/24 100 106
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 33 36
Series 2002-1
6.718% due 01/02/23 72 76
Delta Air Lines, Inc.
3.625% due 03/15/22 223 229
Devon Energy Corp.
5.850% due 12/15/25 440 523
5.000% due 06/15/45 180 209
Devon Financing Co. LLC
7.875% due 09/30/31 150 213
Diageo Investment Corp.
2.875% due 05/11/22 90 92
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 30 31
DISH DBS Corp.
Series WI
5.875% due 11/15/24 220 218
7.750% due 07/01/26 30 31
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 260 296
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 726 731
7.000% due 06/15/38 20 28
Domtar Corp.
6.750% due 02/15/44 656 736
Dow Chemical Co. (The)
3.500% due 10/01/24 694 724
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 39
4.000% due 09/30/42 100 112
Duke Energy Corp.
3.750% due 04/15/24 682 723
DuPont de Nemours, Inc.
5.319% due 11/15/38 589 719
Eaton Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/02/22 150 153
4.150% due 11/02/42 40 44
Ecolab, Inc.
4.350% due 12/08/21 462 484
Edison International
4.125% due 03/15/28 718 736
Eli Lilly & Co.
3.100% due 05/15/27 10 11
EMD Finance LLC
3.250% due 03/19/25 (Þ) 272 278
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 717
Energy Transfer Operating, LP
5.875% due 01/15/24 653 726
4.500% due 04/15/24 100 107
6.250% due 04/15/49 10 12
Series 10Y
4.950% due 06/15/28 20 22
Enterprise Products Operating LLC
3.500% due 02/01/22 708 731
4.150% due 10/16/28 160 177
4.200% due 01/31/50 100 107
EOG Resources, Inc.
4.150% due 01/15/26 30 33
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 260 261
ERP Operating, LP
4.625% due 12/15/21 686 720
Exelon Corp.
3.497% due 06/01/22 245 251
Series WI
3.950% due 06/15/25 489 524
Exelon Generation Co. LLC
5.600% due 06/15/42 615 732
Express Scripts Holding Co.
2.600% due 11/30/20 278 279
Exxon Mobil Corp.
2.726% due 03/01/23 778 799
3.043% due 03/01/26 60 63
4.114% due 03/01/46 40 48
FedEx Corp.
4.500% due 02/01/65 226 213
FirstEnergy Corp.
Series B
4.250% due 03/15/23 100 106
3.900% due 07/15/27 370 394
Series C
7.375% due 11/15/31 550 778
Ford Motor Co.
7.450% due 07/16/31 446 512
4.750% due 01/15/43 10 9
7.400% due 11/01/46 230 261
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 209
3.096% due 05/04/23 436 428
Series FXD
3.813% due 10/12/21 200 203
Fox Corp.
4.709% due 01/25/29 (Þ) 30 34
5.476% due 01/25/39 (Þ) 270 332
Freeport-McMoRan, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 03/01/22 10 10
4.550% due 11/14/24 10 10
5.450% due 03/15/43 230 207
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 236 252
4.750% due 10/15/24 (Þ) 110 118
General Dynamics Corp.
3.000% due 05/11/21 713 725
General Electric Co.
5.300% due 02/11/21 130 134
Series GMTN
6.875% due 01/10/39 511 676
Series MTNA
6.750% due 03/15/32 619 778
General Motors Co.
4.875% due 10/02/23 671 720
6.250% due 10/02/43 110 120
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
4.375% due 09/25/21 20 21
4.200% due 11/06/21 335 345
4.250% due 05/15/23 10 10
4.350% due 04/09/25 505 527
Georgia Power Co.
2.850% due 05/15/22 250 255
Gilead Sciences, Inc.
3.650% due 03/01/26 90 96
4.750% due 03/01/46 100 120
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 461
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 430 452
4.625% due 04/29/24 (Þ) 40 43
4.000% due 03/27/27 (Þ) 350 360
3.875% due 10/27/27 (Þ) 60 61
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 87
5.375% due 04/15/26 653 719
Goldman Sachs Capital II
4.000% due 12/20/20 (Ê)(ƒ) 3 3
Goldman Sachs Group, Inc. (The)
2.875% due 02/25/21 324 327
5.250% due 07/27/21 380 400
3.200% due 02/23/23 70 72
3.850% due 07/08/24 150 159
3.272% due 09/29/25 (Ê) 350 361
4.250% due 10/21/25 310 332
3.500% due 11/16/26 90 94
3.691% due 06/05/28 (Ê) 200 210
4.223% due 05/01/29 (Ê) 50 55
6.750% due 10/01/37 410 553
4.411% due 04/23/39 (Ê) 100 113
6.250% due 02/01/41 160 222
5.150% due 05/22/45 200 238
4.750% due 10/21/45 250 301
Halliburton Co.
3.800% due 11/15/25 70 74
4.850% due 11/15/35 130 144
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 11
4.875% due 05/15/26 (Þ) 70 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Harman International Industries, Inc.
4.150% due 05/15/25 233 246
HCA, Inc.
5.000% due 03/15/24 50 55
4.500% due 02/15/27 40 43
5.625% due 09/01/28 100 111
4.125% due 06/15/29 269 282
5.500% due 06/15/47 463 524
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 20 21
Home Depot, Inc. (The)
3.250% due 03/01/22 525 543
2.625% due 06/01/22 243 249
Honeywell International, Inc.
1.850% due 11/01/21 730 730
HP, Inc.
3.750% due 12/01/20 274 278
HSBC Bank NA
Series BKNT
5.875% due 11/01/34 475 610
HSBC USA, Inc.
7.200% due 07/15/97 457 707
Humana, Inc.
3.150% due 12/01/22 10 10
3.950% due 03/15/27 200 212
4.625% due 12/01/42 20 22
4.950% due 10/01/44 20 23
4.800% due 03/15/47 10 11
Huntington National Bank (The)
3.150% due 03/14/21 281 285
IBM Credit LLC
1.800% due 01/20/21 492 491
Ingersoll-Rand Global Holding Co., Ltd.
2.900% due 02/21/21 500 504
Intel Corp.
3.100% due 07/29/22 261 270
3.700% due 07/29/25 20 22
Series WI
3.734% due 12/08/47 10 11
International Business Machines Corp.
2.250% due 02/19/21 270 271
2.800% due 05/13/21 517 524
3.000% due 05/15/24 220 228
3.500% due 05/15/29 215 231
International Lease Finance Corp.
8.625% due 01/15/22 50 57
5.875% due 08/15/22 410 449
International Paper Co.
5.150% due 05/15/46 188 212
Jefferies Group LLC
6.500% due 01/20/43 635 732
Jefferies Group LLC / Jefferies Group
Capital Finance, Inc.
4.150% due 01/23/30 732 731
John Deere Capital Corp.
2.550% due 01/08/21 274 276
Johnson & Johnson
2.250% due 03/03/22 725 734
3.625% due 03/03/37 70 78
JPMorgan Chase & Co.
4.250% due 10/15/20 300 307

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 03/01/21 30 30
4.350% due 08/15/21 130 135
4.500% due 01/24/22 691 730
3.875% due 09/10/24 100 107
4.023% due 12/05/24 (~)(Ê) 220 235
4.125% due 12/15/26 230 251
4.250% due 10/01/27 30 33
4.203% due 07/23/29 (Ê) 200 222
4.452% due 12/05/29 (Ê) 260 294
8.750% due 09/01/30 280 417
4.950% due 06/01/45 100 124
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 222 235
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Kinder Morgan, Inc.
4.300% due 03/01/28 130 141
Series GMTN
7.800% due 08/01/31 176 239
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 12
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 28 29
Series WI
3.000% due 06/01/26 60 59
5.000% due 07/15/35 702 749
Kroger Co. (The)
2.600% due 02/01/21 225 226
5.150% due 08/01/43 20 22
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 47
5.054% due 04/27/45 40 50
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 63
Las Vegas Sands Corp.
3.200% due 08/08/24 430 438
Lennar Corp.
4.500% due 04/30/24 40 42
Series WI
5.000% due 06/15/27 10 11
4.750% due 11/29/27 100 107
Life Technologies Corp.
5.000% due 01/15/21 385 396
Lockheed Martin Corp.
3.100% due 01/15/23 702 724
Class Preference
4.500% due 05/15/36 10 12
Series 10YR
3.550% due 01/15/26 90 97
Lowe's Cos., Inc.
3.800% due 11/15/21 240 247
Marathon Petroleum Corp.
5.000% due 09/15/54 234 250
Markel Corp.
4.300% due 11/01/47 699 724
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 62
3.200% due 04/01/30 (Þ) 30 32
Marsh & McLennan Cos., Inc.
3.500% due 12/29/20 274 278
Masco Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 04/01/25 238 258
McDonald's Corp.
3.700% due 01/30/26 60 64
3.500% due 03/01/27 40 43
3.800% due 04/01/28 200 219
Medtronic, Inc.
Series WI
3.150% due 03/15/22 254 262
3.500% due 03/15/25 67 72
Merck & Co., Inc.
2.350% due 02/10/22 285 289
MetLife, Inc.
6.400% due 12/15/36 100 119
Microsoft Corp.
2.400% due 02/06/22 721 731
2.875% due 02/06/24 180 188
2.700% due 02/12/25 40 42
2.400% due 08/08/26 200 204
3.300% due 02/06/27 810 873
4.100% due 02/06/37 200 237
3.750% due 02/12/45 100 115
MidAmerican Energy Co.
3.700% due 09/15/23 237 250
3.650% due 04/15/29 477 526
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 274
Mondelez International, Inc.
3.625% due 05/07/23 689 721
Morgan Stanley
3.737% due 04/24/24 (Ê) 170 178
Series GMTN
3.772% due 01/24/29 (Ê) 70 75
4.431% due 01/23/30 (Ê) 270 303
MPLX, LP
4.000% due 03/15/28 40 42
4.800% due 02/15/29 170 188
4.500% due 04/15/38 80 83
4.700% due 04/15/48 140 146
5.500% due 02/15/49 60 70
Series WI
4.500% due 07/15/23 100 107
4.875% due 06/01/25 40 44
NBCUniversal Media LLC
4.375% due 04/01/21 368 381
2.875% due 01/15/23 524 538
NCL Corp., Ltd.
4.750% due 12/15/21 (Þ) 24 24
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 718 733
Netflix, Inc.
5.375% due 02/01/21 60 62
Nevada Power Co.
5.450% due 05/15/41 208 263
Series R
6.750% due 07/01/37 362 523
New Cingular Wireless Services, Inc.
8.750% due 03/01/31 170 241
Newell Brands, Inc.
3.850% due 04/01/23 40 41
4.200% due 04/01/26 40 42
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 717

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Noble Energy, Inc.
3.900% due 11/15/24 250 262
3.850% due 01/15/28 80 83
5.250% due 11/15/43 10 11
4.950% due 08/15/47 40 44
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 735
Northrop Grumman Corp.
2.550% due 10/15/22 717 727
2.930% due 01/15/25 80 82
Series F0TZ
3.250% due 01/15/28 310 325
Novartis Capital Corp.
2.400% due 05/17/22 719 730
Oasis Petroleum, Inc.
6.875% due 03/15/22 80 75
6.875% due 01/15/23 10 9
Occidental Petroleum Corp.
4.850% due 03/15/21 80 83
2.600% due 08/13/21 60 60
3.125% due 02/15/22 30 30
2.700% due 08/15/22 80 81
6.950% due 07/01/24 10 12
2.900% due 08/15/24 370 373
3.500% due 06/15/25 707 727
5.550% due 03/15/26 230 260
3.400% due 04/15/26 50 51
3.000% due 02/15/27 360 357
3.500% due 08/15/29 200 203
7.875% due 09/15/31 30 41
6.450% due 09/15/36 277 343
4.500% due 07/15/44 125 127
4.625% due 06/15/45 30 31
6.600% due 03/15/46 90 117
4.400% due 04/15/46 20 20
4.100% due 02/15/47 190 185
4.200% due 03/15/48 70 69
ONEOK, Inc.
7.500% due 09/01/23 204 239
4.350% due 03/15/29 506 541
Oracle Corp.
2.625% due 02/15/23 719 733
Owens Corning
7.000% due 12/01/36 95 117
PacifiCorp
5.750% due 04/01/37 543 729
PepsiCo, Inc.
2.750% due 03/05/22 224 229
Pfizer, Inc.
1.950% due 06/03/21 728 729
Philip Morris International, Inc.
2.500% due 08/22/22 90 91
4.500% due 03/20/42 40 45
Series 5YR
2.500% due 11/02/22 60 61
Series NCD
2.375% due 08/17/22 938 944
Phillips 66
5.875% due 05/01/42 204 269
Series WI
4.300% due 04/01/22 498 525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 705 722
PNC Bank NA
Series BKNT
2.150% due 04/29/21 724 725
Precision Castparts Corp.
2.500% due 01/15/23 240 244
3.900% due 01/15/43 457 509
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 35 37
5.250% due 04/15/24 (Þ) 70 72
5.750% due 04/15/26 (Þ) 60 62
Procter & Gamble Co. (The)
2.150% due 08/11/22 270 273
Progress Energy, Inc.
4.400% due 01/15/21 30 31
7.000% due 10/30/31 173 239
PSEG Power LLC
8.625% due 04/15/31 170 240
Range Resources Corp.
5.875% due 07/01/22 30 29
Series WI
4.875% due 05/15/25 230 190
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 64
5.000% due 10/01/22 516 547
Regions Financial Corp.
3.200% due 02/08/21 722 731
Republic Services, Inc.
2.500% due 08/15/24 60 61
Reynolds American, Inc.
5.850% due 08/15/45 70 78
Roche Holdings, Inc.
2.875% due 09/29/21 (Þ) 241 245
3.250% due 09/17/23 (Þ) 509 533
Rohm & Haas Co.
7.850% due 07/15/29 540 724
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 724
Salesforce.com, Inc.
3.250% due 04/11/23 70 73
3.700% due 04/11/28 30 33
Santander Holdings USA, Inc.
4.450% due 12/03/21 350 366
4.500% due 07/17/25 20 21
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 43
Sempra Energy
3.550% due 06/15/24 252 263
Service Properties Trust
4.375% due 02/15/30 765 732
Sherwin-Williams Co. (The)
3.125% due 06/01/24 704 727
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 730
Southern California Edison Co.
3.875% due 06/01/21 226 231
Southern Co. (The)
2.950% due 07/01/23 712 727

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 255
Southern Power Co.
4.150% due 12/01/25 220 238
Spectra Energy Partners, LP
4.750% due 03/15/24 671 732
Spectrum Brands, Inc.
5.000% due 10/01/29 (Þ) 10 10
Series WI
5.750% due 07/15/25 40 42
Sprint Capital Corp.
8.750% due 03/15/32 370 456
Sprint Corp.
Series WI
7.250% due 09/15/21 50 53
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 100 100
4.738% due 03/20/25 240 255
Starbucks Corp.
3.800% due 08/15/25 220 238
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 429
4.250% due 04/01/24 269 283
Synchrony Financial
3.750% due 08/15/21 270 276
Sysco Corp.
2.500% due 07/15/21 225 226
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 20 21
6.500% due 07/15/27 (Þ) 30 33
6.875% due 01/15/29 (Þ) 10 11
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 423
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 727
Time Warner Cable LLC
4.125% due 02/15/21 150 153
7.300% due 07/01/38 600 765
Time Warner Entertainment Co., LP
8.375% due 03/15/23 182 215
TJX Cos., Inc. (The)
2.750% due 06/15/21 246 249
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Toyota Motor Credit Corp.
Series GMTN
3.050% due 01/08/21 271 275
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 279
Tyson Foods, Inc.
3.950% due 08/15/24 237 254
Unilever Capital Corp.
1.375% due 07/28/21 254 251
Union Pacific Corp.
2.950% due 01/15/23 269 276
3.750% due 07/15/25 60 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 09/10/28 400 442
4.500% due 09/10/48 140 167
United Parcel Service, Inc.
3.125% due 01/15/21 742 752
United Rentals NA, Inc.
6.500% due 12/15/26 20 22
4.875% due 01/15/28 30 31
5.250% due 01/15/30 130 136
United Technologies Corp.
1.950% due 11/01/21 232 232
3.100% due 06/01/22 100 103
3.650% due 08/16/23 616 652
3.950% due 08/16/25 30 33
4.125% due 11/16/28 150 170
4.500% due 06/01/42 20 24
UnitedHealth Group, Inc.
3.875% due 10/15/20 10 10
2.875% due 12/15/21 40 41
2.875% due 03/15/22 720 733
4.625% due 07/15/35 100 121
5.700% due 10/15/40 60 79
3.700% due 08/15/49 160 170
3.875% due 08/15/59 30 32
US Bancorp
2.350% due 01/29/21 728 731
US Bank NA
Series BKNT
3.150% due 04/26/21 250 254
Valero Energy Corp.
10.500% due 03/15/39 151 256
Verizon Communications, Inc.
3.500% due 11/01/24 20 21
2.625% due 08/15/26 70 71
4.125% due 03/16/27 40 44
3.875% due 02/08/29 120 132
7.750% due 12/01/30 100 145
4.500% due 08/10/33 260 303
5.250% due 03/16/37 80 99
5.500% due 03/16/47 10 13
Series WI
2.946% due 03/15/22 717 734
3.376% due 02/15/25 178 188
4.329% due 09/21/28 123 140
Viacom, Inc.
3.875% due 04/01/24 20 21
Visa, Inc.
2.150% due 09/15/22 277 280
3.150% due 12/14/25 150 160
4.300% due 12/14/45 590 732
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 370 372
4.300% due 07/15/29 (Þ) 708 727
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 62
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 699 722
Walgreen Co.
3.100% due 09/15/22 716 733
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 707 724
Walmart, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.900% due 12/15/20 250 251
3.700% due 06/26/28 230 255
Walt Disney Co. (The)
2.350% due 12/01/22 240 243
6.650% due 11/15/37 (Þ) 40 60
Waste Management, Inc.
3.500% due 05/15/24 190 200
2.950% due 06/15/24 100 103
3.200% due 06/15/26 100 105
3.450% due 06/15/29 120 129
4.150% due 07/15/49 40 47
Wells Fargo & Co.
2.500% due 03/04/21 1,129 1,134
4.600% due 04/01/21 220 228
3.486% due 10/31/23 (Ê) 200 203
3.750% due 01/24/24 535 567
3.000% due 04/22/26 400 410
3.000% due 10/23/26 260 267
4.150% due 01/24/29 545 603
5.375% due 11/02/43 200 253
4.650% due 11/04/44 10 12
4.400% due 06/14/46 230 258
4.750% due 12/07/46 530 627
Series GMTN
4.900% due 11/17/45 250 299
Wells Fargo Bank NA
Series BKNT
2.600% due 01/15/21 725 730
Western Gas Partners LP
5.300% due 03/01/48 845 734
Western Midstream Operating, LP
4.650% due 07/01/26 40 40
Western Union Co. (The)
6.200% due 11/17/36 635 721
Williams Cos., Inc. (The)
7.750% due 06/15/31 130 173
5.800% due 11/15/43 155 180
Series A
7.500% due 01/15/31 80 105
165,575
International Debt - 9.8%
1011778 B.C. Unlimited Liability Co.
1st Lien Term Loan B4
4.294% due 02/17/24 (~)(Ê) 45 45
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 120 123
ABN AMRO Bank NV
2.650% due 01/19/21 (Þ) 725 728
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 200 202
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 252
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 652 685
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 733 728
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 200 210
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 616 626
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 730
Allergan Funding SCS
3.450% due 03/15/22 285 292
3.800% due 03/15/25 60 63
4.550% due 03/15/35 10 11
Altrice France SA Term Loan B12
5.715% due 01/31/26 (Ê) 86 85
Ambac LSNI LLC
7.104% due 02/12/23 (Ê)(Þ) 4,296 4,338
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 368 378
3.625% due 09/11/24 (Þ) 200 206
ArcelorMittal
6.250% due 02/25/22 110 119
3.600% due 07/16/24 40 40
6.125% due 06/01/25 170 191
4.550% due 03/11/26 50 52
Argentine Republic Government
International Bond
5.625% due 01/26/22 340 146
6.875% due 01/11/48 210 88
Series NY
5.250% due 12/31/38 (~)(Ê) 160 63
Series WI
7.500% due 04/22/26 170 75
AstraZeneca PLC
2.375% due 11/16/20 275 276
2.375% due 06/12/22 403 406
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 730
Banco Santander SA
3.848% due 04/12/23 200 208
2.706% due 06/27/24 400 404
4.379% due 04/12/28 200 219
Bancolombia SA
5.950% due 06/03/21 684 720
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 227
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 733
Bank of Montreal
2.900% due 03/26/22 270 275
3.803% due 12/15/32 (Ê) 20 21
Series D
3.100% due 04/13/21 519 528
Bank of Nova Scotia (The)
Series BKNT
2.500% due 01/08/21 725 729
Barclays PLC
4.972% due 05/16/29 (Ê) 400 439
4.950% due 01/10/47 660 728
BBVA Bancomer SA
6.500% due 03/10/21 (Þ) 695 725
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 729

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 219
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 852 849
BNP Paribas SA
4.705% due 01/10/25 (Ê)(Þ) 260 281
4.400% due 08/14/28 (Þ) 200 221
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 800 936
Series BKNT
5.000% due 01/15/21 262 272
BP Capital Markets PLC
3.245% due 05/06/22 222 228
Brazil Government International Bond
2.625% due 01/05/23 220 220
4.625% due 01/13/28 990 1,052
5.625% due 01/07/41 170 190
5.000% due 01/27/45 350 363
British Telecommunications PLC
9.625% due 12/15/30 30 46
Brookfield Finance, Inc.
4.000% due 04/01/24 618 658
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 613 622
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 718 730
Cedar Funding, Ltd.
Series 2018-5A Class A1R
3.403% due 07/17/31 (Ê)(Þ) 1,600 1,592
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 720
Cencosud SA
5.500% due 01/20/21 (Þ) 264 271
Colombia Government International
Bond
5.625% due 02/26/44 270 338
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 269
4.375% due 08/04/25 900 972
Covidien International Finance SA
3.200% due 06/15/22 703 724
Credit Suisse Group Funding Guernsey,
Ltd.
Series WI
3.450% due 04/16/21 709 721
4.875% due 05/15/45 300 367
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 21
Danone SA
2.077% due 11/02/21 (Þ) 890 889
2.589% due 11/02/23 (Þ) 718 728
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 421
3.875% due 09/12/23 (Þ) 200 207
5.375% due 01/12/24 (Þ) 862 947
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 251 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.523% due 07/15/30 (Ê)(Þ) 1,230 1,228
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 294 293
Ecopetrol SA
5.375% due 06/26/26 60 67
5.875% due 05/28/45 350 411
Ecuador Government International Bond
7.875% due 01/23/28 200 190
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 264 283
Enbridge, Inc.
3.700% due 07/15/27 687 726
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 723
Eni SpA
4.250% due 05/09/29 (Þ) 658 719
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 215
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 226 245
Gazprom OAO Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 730
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 245 244
4.418% due 11/15/35 600 629
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 261
2.875% due 06/01/22 510 521
HSBC Bank PLC
7.650% due 05/01/25 375 451
HSBC Holdings PLC
2.650% due 01/05/22 721 726
3.900% due 05/25/26 220 233
4.041% due 03/13/28 (Ê) 410 435
4.583% due 06/19/29 (Ê) 400 444
3.973% due 05/22/30 (Ê) 200 214
6.250% due 12/31/99 (Ê)(ƒ) 200 207
6.500% due 12/31/99 (Ê)(ƒ) 200 209
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 252 263
Indonesia Government International
Bond
4.350% due 01/11/48 240 265
Series REGS
3.750% due 04/25/22 430 443
Intelsat Jackson Holdings SA Term Loan
B3
5.804% due 11/27/23 (~)(Ê) 90 90
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 402
3.375% due 01/12/23 (Þ) 200 202
3.875% due 01/12/28 (Þ) 287 286
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 222
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 225

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 241 243
Kuwait Government International Bond
3.500% due 03/20/27 210 226
LCM XXII, Ltd.
Series 2016-22A Class A1
2.636% due 10/20/28 (Ê)(Þ) 1,133 1,134
LCM XXIII, Ltd.
Series 2016-23A Class A1
3.748% due 10/20/29 (Ê)(Þ) 1,020 1,023
LCM XXV, Ltd.
Series 2017-25A Class A
3.488% due 07/20/30 (Ê)(Þ) 1,124 1,124
Lloyds Banking Group PLC
4.375% due 03/22/28 200 217
4.550% due 08/16/28 400 440
Series WI
4.582% due 12/10/25 688 723
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 719
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 186 241
LYB International Finance BV
4.000% due 07/15/23 214 226
LyondellBasell Industries NV
5.750% due 04/15/24 198 224
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.468% due 10/21/30 (Ê)(Þ) 872 872
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
3.456% due 07/29/30 (Ê)(Þ) 780 780
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,488 1,489
Marks And Spencer PLC
7.125% due 12/01/37 (Þ) 623 710
MEG Energy Corp.
7.000% due 03/31/24 (Þ) 100 97
Mexico Government International Bond
6.050% due 01/11/40 30 38
4.750% due 03/08/44 20 22
4.350% due 01/15/47 500 516
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/21 725 732
2.998% due 02/22/22 60 61
Myriad International Holdings BV
4.850% due 07/06/27 (Þ) 250 276
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 715
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 274
Nutrien , Ltd.
3.625% due 03/15/24 264 277
NXP BV / NXP Funding LLC
4.625% due 06/15/22 (Þ) 693 726
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 53
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 157
Peru Government International Bond
6.550% due 03/14/37 30 44
5.625% due 11/18/50 160 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petrobras Global Finance BV
6.250% due 03/17/24 100 112
Series WI
5.299% due 01/27/25 2,205 2,406
Petroleos Mexicanos
6.625% due 06/15/35 10 10
Series WI
4.625% due 09/21/23 100 103
6.875% due 08/04/26 220 237
Poland Government International Bond
5.125% due 04/21/21 550 577
Provincia de Buenos Aires
6.500% due 02/15/23 140 49
Riserva CLO Ltd.
Series 2019-3A Class AR
3.440% due 10/18/28 (Ê)(Þ) 940 940
Royal Bank of Canada
2.150% due 10/26/20 70 70
Series GMTN
2.500% due 01/19/21 228 230
3.200% due 04/30/21 70 71
2.750% due 02/01/22 500 509
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 70 76
3.875% due 09/12/23 200 206
5.125% due 05/28/24 420 448
4.519% due 06/25/24 (Ê) 200 210
4.269% due 03/22/25 (Ê) 200 209
Sands China, Ltd.
Series WI
5.125% due 08/08/25 400 439
Sanofi
4.000% due 03/29/21 232 239
Santander PLC
5.000% due 11/07/23 (Þ) 676 718
Santander UK Group Holdings PLC
Class N
4.750% due 09/15/25 (Þ) 701 731
Sasol Financing International PLC
4.500% due 11/14/22 698 713
Schlumberger Norge AS
4.200% due 01/15/21 (Þ) 70 71
Schneider Electric SE
2.950% due 09/27/22 (Þ) 200 204
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
3.303% due 04/13/31 (~)(Ê)(Þ) 930 919
Shell International Finance BV
1.875% due 05/10/21 524 524
2.375% due 08/21/22 269 273
2.875% due 05/10/26 40 42
4.375% due 05/11/45 320 387
4.000% due 05/10/46 80 93
Siemens Financieringsmaatschappij NV
1.700% due 09/15/21 (Þ) 250 248
Southern Copper Corp.
6.750% due 04/16/40 10 13
5.250% due 11/08/42 590 666
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 600 736
Stars Group Holdings BV Term Loan B
5.604% due 07/10/25 (~)(Ê) 9 9
Sumitomo Mitsui Banking Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.934% due 03/09/21 723 729
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 90 90
Suncor Energy, Inc.
3.600% due 12/01/24 688 725
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 255
Swedbank AB
2.650% due 03/10/21 (Þ) 797 800
Syngenta Finance NV
3.125% due 03/28/22 718 722
Telefonica Emisiones SA
5.462% due 02/16/21 231 241
5.213% due 03/08/47 150 175
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21 20 18
2.950% due 12/18/22 10 9
Series 2
3.650% due 11/10/21 10 9
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 210 192
2.800% due 07/21/23 220 178
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 781 781
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
3.530% due 10/18/30 (Ê)(Þ) 1,016 1,013
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
1.800% due 07/13/21 733 731
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 791
Total Capital International SA
2.750% due 06/19/21 718 728
4.250% due 12/15/21 230 242
Trust F/1401
5.250% due 01/30/26 (Þ) 685 730
UBS Group Funding Switzerland AG
3.491% due 05/23/23 (Þ) 270 277
4.253% due 03/23/28 (Þ) 200 218
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 660 701
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,118
USB Group AG
3.126% due 08/13/30 (Ê)(Þ) 200 201
Vale Overseas, Ltd.
6.875% due 11/21/36 180 228
Vodafone Group PLC
4.375% due 05/30/28 220 243
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.553% due 04/17/30 (Ê)(Þ) 1,428 1,428
Westpac Banking Corp.
2.600% due 11/23/20 80 81
Woori Bank
5.875% due 04/13/21 (Þ) 681 711
Ziggo Secured Finance Partnership 1st
Lien Term Loan E
4.528% due 04/15/25 (~)(Ê) 46 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
90,307
Loan Agreements - 0.7%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.307% due 04/28/22 (~)(Ê) 116 108
Albertson's LLC Term Loan B7
4.794% due 11/17/25 (Ê) 19 19
Albertson's LLC Term Loan B8
4.794% due 08/17/26 (Ê) 88 89
Allied Universal Holdco Delayed Draw
Term Loan
2.125% due 07/12/26 (Ê)(
ƕ
) 8 8
Allied Universal Holdco Term Loan B
6.507% due 07/12/26 (Ê) 82 82
APi Group DE, Inc. Term Loan B
0.000% due 10/01/26 (~)(Ê)(v) 100 100
Aramark Services, Inc. 1st Lien Term
Loan B3
3.794% due 03/11/25 (~)(Ê) 48 48
Asurion LLC 1st Lien Term Loan B7
5.044% due 11/03/24 (~)(Ê) 109 110
Asurion LLC Term Loan B4
5.044% due 08/04/22 (~)(Ê) 127 127
Atlantic Aviation FBO, Inc. Term Loan B
5.800% due 12/06/25 (~)(Ê) 20 20
Avolon LLC 1st Lien Term Loan B3
3.794% due 01/15/25 (~)(Ê) 110 110
Bausch Health Americas, Inc. Term
Loan B
5.039% due 06/01/25 (~)(Ê) 88 89
BCP CC Holdings Merger Sub, Inc. Term
Loan B1
4.854% due 12/01/24 (~)(Ê) 50 50
Berry Plastics Group, Inc. 1st Lien Term
Loan Q
4.299% due 10/01/22 (~)(Ê) 34 34
Blackstone CQP Holdco LP Term Loan B
5.656% due 09/30/24 (Ê) 40 40
Boyd Gaming Corp. Term Loan B
4.166% due 09/15/23 (~)(Ê) 29 29
Brickman Group, Ltd. 1st Lien Term
Loan B
4.732% due 08/15/25 (~)(Ê) 40 40
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
4.044% due 10/06/24 (Ê) 95 95
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.794% due 12/22/24 (~)(Ê) 139 138
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.544% due 03/01/24 (~)(Ê) 108 108
Charter Communications Operating LLC
1st Lien Term Loan B
4.050% due 04/30/25 (~)(Ê) 157 158
Citadel Securities LP Term Loan B
5.617% due 02/27/26 (~)(Ê) 50 50
CityCenter Holdings LLC Term Loan B
4.294% due 04/18/24 (~)(Ê) 32 32
CWGS Group LLC Term Loan
4.794% due 11/08/23 (~)(Ê) 48 41
Dell International LLC Term Loan B
4.050% due 09/19/25 (Ê) 47 47
Diamond Sports Group LLC Term Loan
5.300% due 08/24/26 (Ê) 50 50

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Digicert Holdings, Inc. 1st Lien Term
Loan
6.044% due 10/31/24 (~)(Ê) 229 227
Digicert Holdings, Inc. Term Loan B
0.000% due 08/31/26 (~)(Ê)(v) 180 179
Edelman Financial Center LLC Term
Loan B1
5.307% due 07/19/25 (~)(Ê) 69 70
Focus Financial Partners LLC 1st Lien
Term Loan B2
4.544% due 07/03/24 (~)(Ê) 30 30
Golden Nugget, Inc. 1st Lien Term Loan
B
4.800% due 10/04/23 (~)(Ê) 256 255
HCA, Inc. Term Loan B10
4.025% due 03/13/25 (Ê) 47 48
Hilton Worldwide Finance LLC Term
Loan B
3.768% due 06/21/26 (Ê) 95 95
iHeartCommunications , Inc. Exit Term
Loan
6.100% due 05/01/26 (~)(Ê) 97 97
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
5.044% due 07/31/24 (~)(Ê) 139 139
Jaguar Holding Co. II 1st Lien Term
Loan
4.544% due 08/18/22 (~)(Ê) 47 47
Jane Street Group LLC Term Loan B
5.046% due 08/25/22 (~)(Ê) 90 89
Level 3 Financing, Inc. Term Loan B
4.294% due 02/22/24 (~)(Ê) 220 220
LPL Holdings, Inc. Term Loan B
4.304% due 09/21/24 (~)(Ê) 20 20
MA Finance Co. LLC 1st Lien Term
Loan B
4.635% due 06/21/24 (~)(Ê) 4 4
McAfee LLC Term Loan B1
5.794% due 09/29/24 (~)(Ê) 110 110
MGM Growth Properties LLC 1st Lien
Term Loan B
4.044% due 03/25/25 (~)(Ê) 125 126
Michaels Stores, Inc. 1st Lien Term
Loan B
4.544% due 01/28/23 (~)(Ê) 78 76
MultiPlan , Inc. Term Loan B
4.854% due 06/07/23 (~)(Ê) 197 187
Nexstar Broadcasting, Inc. 2019 Term
Loan B4
4.909% due 09/19/26 (~)(Ê) 120 120
Option Care Health, Inc. Term Loan B
6.685% due 08/06/26 (Ê) 100 100
Panther BF Aggregator LP Term Loan B
5.544% due 04/30/26 (Ê) 120 119
Party City Holdings, Inc. 1st Lien Term
Loan
4.550% due 08/19/22 (~)(Ê) 64 64
PCI Gaming Authority Term Loan
5.044% due 05/31/26 (Ê) 90 90
Phoenix Guarantor Inc. Term Loan B1
6.567% due 03/05/26 (~)(Ê)(
ƕ
) 124 124
Prime Security Services Borrower LLC
Term Loan B
5.210% due 09/13/26 (~)(Ê) 156 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
6.554% due 11/16/25 (~)(Ê) 209 209
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.794% due 02/05/23 (~)(Ê) 154 154
RPI Finance Trust Term Loan B
4.044% due 04/17/23 (~)(Ê) 188 189
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.876% due 08/14/24 (~)(Ê) 233 231
Seattle SpinCo, Inc.1st Lien Term Loan
B3
4.544% due 06/21/24 (~)(Ê) 26 25
Sprint Corp. Term Loan B
4.563% due 02/03/24 (~)(Ê) 17 17
Sungard AS New Holdings III LLC Term
Loan
6.143% due 02/03/22 (Ê)(
ƕ
) 39 38
Sungard Availability Services Capital,
Inc. Term Loan
6.287% due 11/03/22 (~)(Ê) 125 100
TKC Holdings, Inc. 1st Lien Term Loan
5.800% due 02/01/23 (~)(Ê) 219 215
Trans Union LLC 1st Lien Term Loan B3
4.044% due 04/09/23 (~)(Ê) 42 42
UFC Holdings LLC Term Loan
5.300% due 04/29/26 (Ê) 109 110
Univision Communications, Inc. Term
Loan C5
4.794% due 03/15/24 (~)(Ê) 145 141
VFH Parent LLC Term Loan B
5.638% due 03/01/26 (~)(Ê) 20 20
VICI Properties, Inc. 1st Lien Term
Loan B
4.046% due 12/22/24 (~)(Ê) 26 26
Virgin Media Bristol LLC 1st Lien Term
Loan K
4.528% due 01/15/26 (~)(Ê) 157 157
VVC Holding Corp. Term Loan B
6.681% due 02/11/26 (~)(Ê) 169 169
Western Digital Corp. 1st Lien Term
Loan B4
3.862% due 04/29/23 (~)(Ê) 41 41
6,496
Mortgage-Backed Securities - 29.6%
A10 Securitization LLC
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ) 961 954
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A
3.844% due 02/25/45 (Ê) 13 13
Banc of America Funding Trust
Series 2005-D Class A1
4.633% due 05/25/35 (~)(Ê) 301 309
Series 2006-6 Class 2A1
6.000% due 08/25/36 822 817
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê) 979 933
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.997% due 08/26/35 (~)(Ê)(Þ) 801 743
Series 2011-R11 Class 15A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.672% due 10/26/33 (~)(Ê)(Þ) 63 64
Series 2011-R11 Class 20A5
4.484% due 03/26/35 (~)(Ê)(Þ) 9 9
Bear Stearns ALT-A Trust
Series 2005-2 Class 1M1
3.236% due 03/25/35 (Ê) 824 808
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.017% due 07/25/34 (~)(Ê) 124 127
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 73 72
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 1,977 2,205
Series 2018-B5 Class A4
4.208% due 07/15/51 1,987 2,258
Series 2018-B7 Class A4
4.510% due 05/15/53 (~)(Ê) 1,567 1,824
Series 2018-B8 Class A5
4.232% due 01/15/52 2,315 2,644
Blackstone Holdings Finance Co. LLC
Series 2018-BIOA Class E
4.424% due 03/15/37 (Ê)(Þ) 1,575 1,580
BX Commercial Mortgage Trust
Series 2018-BIOA Class D
3.628% due 03/15/37 (Ê)(Þ) 790 792
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 149 150
BX Trust
Series 2018-BILT Class C
3.120% due 05/15/30 (Ê)(Þ) 1,650 1,648
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 818 876
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 987 995
Series 2019-LIFE Class G
5.750% due 12/15/37 (Ê)(Þ) 1,651 1,665
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
3.066% due 04/25/35 (Ê) 7 7
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 176
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Æ)(Ê)(Þ) 1,418 1,441
Series 2019-SST2 Class F
4.940% due 12/15/36 (Ê)(Þ) 430 431
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.913% due 05/25/35 (~)(Ê) 273 283
Series 2005-11 Class A2A
4.820% due 10/25/35 (Ê) 5 5
Series 2015-2 Class 5A1
2.740% due 03/25/47 (Ê)(Þ) 158 159
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 195 209
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 217
Series 2014-277P Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.732% due 08/10/49 (~)(Ê)(Þ) 205 218
Series 2015-LC19 Class A4
3.183% due 02/10/48 (Æ) 1,438 1,503
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 141
Series 2018-COR3 Class A3
4.228% due 05/10/51 2,944 3,337
Series 2019-521F Class A
3.380% due 06/15/34 (Ê)(Þ) 1,203 1,203
Series 2019-521F Class D
4.030% due 06/15/34 (Ê)(Þ) 899 899
Core Industrial Trust
Series 2019-CORE Class D
4.150% due 12/15/31 (Ê) 1,520 1,521
Countrywide Alternative Loan Trust
Series 2007-16CB Class 1A5
2.886% due 08/25/37 (Ê) 433 330
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
8.093% due 07/15/32 (Ê)(Þ) 600 600
Series 2019-ICE4 Class A
3.443% due 05/15/36 (Ê)(Þ) 940 940
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê) 1,282 1,285
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 1,128 1,131
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/37 (~)(Ê)(Þ) 985 1,073
DBJPM Mortgage Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 249
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.685% due 06/27/37 (~)(Ê)(Þ) 443 455
Fannie Mae
4.250% due 2021 395 405
4.283% due 2021 386 397
4.500% due 2024 3 3
4.500% due 2025 129 138
2.560% due 2028 370 381
3.640% due 2028 100 111
2.740% due 2029 100 105
2.790% due 2029 300 315
3.090% due 2029 100 108
3.160% due 2029 50 54
3.240% due 2029 90 98
3.260% due 2029 80 87
3.350% due 2029 20 22
3.540% due 2029 370 410
3.830% due 2029 490 552
3.500% due 2030 103 107
2.600% due 2031 375 389
2.670% due 2031 100 104
2.765% due 2031 100 104
2.770% due 2031 100 104
2.810% due 2031 100 105
2.850% due 2031 100 105
2.860% due 2031 100 106

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2031 105 113
6.000% due 2032 20 23
3.000% due 2033 953 983
3.500% due 2033 713 741
5.000% due 2033 6 6
3.500% due 2034 147 153
5.500% due 2034 18 20
4.500% due 2035 414 446
3.000% due 2037 84 87
5.500% due 2037 110 124
5.500% due 2038 468 528
6.000% due 2039 42 48
4.000% due 2040 286 309
5.500% due 2040 549 619
6.000% due 2040 125 144
4.000% due 2041 484 517
6.000% due 2041 134 154
3.500% due 2043 1,271 1,332
4.000% due 2044 956 1,035
3.500% due 2045 1,624 1,697
3.000% due 2046 911 934
3.500% due 2046 272 286
4.000% due 2046 1,542 1,633
4.500% due 2046 516 566
3.000% due 2047 4,010 4,111
3.500% due 2047 2,741 2,863
4.000% due 2047 1,700 1,782
4.500% due 2047 582 616
3.500% due 2048 892 923
4.500% due 2048 4,097 4,321
5.000% due 2048 552 592
3.000% due 2049 12,039 12,279
3.500% due 2049 17,157 17,646
4.000% due 2049 9,895 10,273
4.500% due 2049 400 422
4.000% due 2056 1,161 1,233
4.500% due 2056 286 310
5.500% due 2056 268 294
3.500% due 2057 838 882
4.000% due 2057 157 167
4.500% due 2057 249 270
15 Year TBA(Ï)
2.500% 1,100 1,109
3.000% 1,100 1,125
3.500% 3,200 3,310
30 Year TBA(Ï)
2.500% 2,900 2,887
3.000% 7,400 7,512
3.500% 500 513
4.000% 400 415
4.500% 800 842
5.000% 200 214
Fannie Mae Aces
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 70 77
Series 2019-M4 Class A2
3.610% due 02/25/31 90 101
Series 2019-M5 Class A2
3.273% due 01/25/29 150 163
Series 2019-M6 Class A2
3.450% due 01/01/29 170 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
5.086% due 05/25/24 (Ê) 848 884
Series 2014-C03 Class 1M2
5.486% due 07/25/24 (Ê) 610 640
Series 2014-C04 Class 1M2
7.377% due 11/25/24 (Ê) 807 881
Series 2016-C04 Class 1M2
6.654% due 01/25/29 (Ê) 50 53
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 161 186
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 9 11
Series 2005-24 Class ZE
5.000% due 04/25/35 198 219
Series 2012-35 Class SC
Interest Only STRIP
4.015% due 04/25/42 (Ê) 23 4
Series 2012-55 Class PC
3.500% due 05/25/42 700 738
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 100 21
Series 2013-124 Class SB
Interest Only STRIP
3.465% due 12/25/43 (Ê) 111 21
Series 2016-23 Class ST
Interest Only STRIP
3.515% due 11/25/45 (Ê) 375 79
Series 2016-61 Class BS
Interest Only STRIP
3.615% due 09/25/46 (Ê) 321 55
Series 2017-76 Class SB
Interest Only STRIP
3.615% due 10/25/57 (Ê) 359 70
Series 2017-85 Class SC
Interest Only STRIP
3.715% due 11/25/47 (Ê) 70 12
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ) 13 13
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 803 816
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 300 305
Freddie Mac
3.500% due 2030 112 117
4.500% due 2034 158 170
3.000% due 2038 175 179
5.500% due 2038 343 390
6.000% due 2038 77 89
5.000% due 2040 221 244
4.000% due 2041 1,204 1,300
4.500% due 2041 224 243
5.500% due 2041 233 263
3.500% due 2043 926 978
4.000% due 2044 571 609
3.500% due 2045 1,590 1,677
4.000% due 2045 1,199 1,266

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2046 3,101 3,191
4.000% due 2046 1,317 1,391
4.500% due 2046 226 242
3.000% due 2047 1,111 1,142
4.000% due 2047 370 388
3.000% due 2048 186 192
3.500% due 2048 1,337 1,376
4.000% due 2048 2,759 2,871
4.500% due 2048 2,984 3,140
5.000% due 2048 236 254
3.000% due 2049 7,889 8,034
3.500% due 2049 8,826 9,092
4.000% due 2049 3,132 3,249
5.000% due 2049 396 424
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,530 1,555
Series 2013-K029 Class A2
3.320% due 02/25/23 (~) 1,450 1,510
Series 2015-K045 Class A2
3.023% due 01/25/25 1,020 1,069
Series 2015-K046 Class A2
3.205% due 03/25/25 400 424
Series 2016-K052 Class A2
3.151% due 11/25/25 1,110 1,179
Series 2016-K053 Class A2
2.995% due 12/25/25 390 411
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 4,106 226
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 329 356
Series 2018-K074 Class A2
3.600% due 01/25/28 3,204 3,540
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 586 671
Series 2019-K091 Class A2
3.505% due 03/25/29 190 211
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 70 79
Series 2006-R007 Class ZA
6.000% due 05/15/36 224 258
Series 2010-3632 Class PK
5.000% due 02/15/40 144 156
Series 2010-3653 Class B
4.500% due 04/15/30 224 241
Series 2011-3973 Class SA
Interest Only STRIP
4.017% due 12/15/41 (Ê) 340 74
Series 2012-4010 Class KM
3.000% due 01/15/42 117 120
Series 2018-4813 Class CJ
3.000% due 08/15/48 135 135
Freddie Mac Strips
Series 2014-334 Class S7
Interest Only STRIP
3.627% due 08/15/44 (Ê) 161 32
Series 2016-353 Class S1
Interest Only STRIP
3.527% due 12/15/46 (Ê) 74 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
6.227% due 09/25/24 (Ê) 522 565
Series 2015-DN1 Class M3
6.168% due 01/25/25 (Ê) 665 689
Series 2015-DNA2 Class M2
5.077% due 12/25/27 (Ê) 144 145
Series 2015-DNA3 Class M3
6.718% due 04/25/28 (Ê) 1,330 1,467
Series 2015-DNA3 Class M3F
6.186% due 04/25/28 (Ê) 760 814
Series 2015-HQA2 Class M2
5.286% due 05/25/28 (Ê) 297 299
Series 2017-DNA2 Class B1
7.636% due 10/25/29 (Ê) 510 588
Series 2017-DNA2 Class M2
5.936% due 10/25/29 (Ê) 440 464
Ginnie Mae I
3.000% due 2042 391 403
3.500% due 2048 85 90
Ginnie Mae II
3.500% due 2044 94 99
3.500% due 2045 37 38
3.500% due 2047 338 352
4.000% due 2047 1,511 1,580
3.000% due 2048 696 717
3.500% due 2048 337 350
4.000% due 2048 1,342 1,398
4.500% due 2048 429 449
3.500% due 2049 890 923
4.500% due 2049 4,065 4,262
5.000% due 2049 442 466
30 Year TBA(Ï)
3.000% 5,700 5,849
3.500% 5,500 5,698
4.000% 500 520
4.500% 100 105
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~) 1,730 62
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 743 95
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 236 41
Series 2016-51 Class NS
Interest Only STRIP
5.518% due 04/20/46 (Ê) 113 20
Series 2018-130 Class A
3.250% due 05/16/59 50 51
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 393 399
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.281% due 09/15/31 (Ê)(Þ) 490 490
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 253
Series 2016-GS2 Class A4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.050% due 05/10/49 (Æ) 1,342 1,401
Series 2019-SOHO Class A
3.350% due 06/15/36 (Ê)(Þ) 630 631
Hawaii Hotel Trust
Series 2019-MAUI Class C
4.150% due 05/15/38 (Ê)(Þ) 940 941
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,323
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 629
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 225
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,229
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.500% due 11/15/36 (Ê)(Þ) 1,480 1,485
IndyMac Index Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
2.730% due 04/25/46 (Ê) 726 686
Series 2006-AR2 Class 1A1B
2.696% due 04/25/46 (Ê) 545 514
Series 2007-FLX3 Class A1
2.726% due 06/25/37 (Ê) 203 203
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 37 38
Series 2016-NINE Class A
2.949% due 09/06/38 (~)(Ê)(Þ) 394 406
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 277 281
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 570 579
Series 2017-2 Class A5
3.500% due 05/25/47 (~)(Ê)(Þ) 433 439
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 2,299 2,308
Series 2017-3 Class 1A5
3.500% due 08/25/47 (~)(Ê)(Þ) 735 743
Series 2017-6 Class A5
3.500% due 12/25/48 (~)(Ê)(Þ) 352 356
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 644 654
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 246 250
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 698 705
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 572 582
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 1,721 1,738
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 451 452
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 1,974 1,983
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 258 258
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 547 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 1,026 1,037
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class F
5.350% due 11/15/40 (~) 228 230
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
3.730% due 05/01/24 (Ê)(Þ) 445 445
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~) 185 114
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 185 113
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C31 Class A1
1.511% due 11/15/49 218 217
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 82 84
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 215
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 220
Series 2018-BOP Class E
4.423% due 06/15/35 (Ê)(Þ) 1,732 1,732
Series 2018-SUN Class E
4.423% due 07/15/35 (Ê)(Þ) 1,955 1,955
Series 2019-BPR Class A
3.900% due 05/15/36 (Ê)(Þ) 350 350
Series 2019-PLND Class A
3.500% due 05/15/36 (Ê)(Þ) 1,613 1,612
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,500 1,559
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 8,761 232
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 38
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 266
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/34 (Þ) 440 450
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 500 500
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
2.670% due 03/26/47 (Ê)(Þ) 1,290 974
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 2,451 2,460
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 217 223
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 500 514
Series 2017-1MKT Class E

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.142% due 02/10/32 (Þ) 595 601
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
4.484% due 03/27/24 (Ê)(Þ) 404 404
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Æ) 200 212
Residential Accredit Loans, Inc.
Series 2006-QO7 Class 2A1
3.247% due 09/25/46 (Ê) 933 862
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
2.936% due 02/25/34 (Ê) 20 18
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 1,486 1,428
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 569 576
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
4.249% due 06/25/36 (~)(Ê) 1,244 1,019
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
3.133% due 11/11/34 (Ê)(Þ) 243 243
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.148% due 08/25/33 (~)(Ê) 56 57
Series 2004-AR4 Class A6
4.505% due 06/25/34 (~)(Ê) 487 495
Series 2005-10 Class 3CB1
6.000% due 11/25/35 840 790
Series 2005-AR9 Class A1A
3.126% due 07/25/45 (Ê) 296 294
Series 2005-AR11 Class A1A
2.806% due 08/25/45 (Ê) 558 557
Series 2006-AR1 Class 2A1A
3.467% due 01/25/46 (Ê) 370 379
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 1,864 1,946
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 1,961 154
Wells Fargo Mortgage-Backed Securities
Trust
Series 2004-P Class 2A1
4.637% due 09/25/34 (~)(Ê) 89 92
Series 2006-AR2 Class 2A1
4.954% due 03/25/36 (~) 334 343
Series 2006-AR5 Class 1A1
5.079% due 04/25/36 (~)(Ê) 1,147 1,176
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 601 616
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 452 487
272,944
Non-US Bonds - 6.3%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 5,600 37
Brazil Notas do Tesouro Nacional
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NTNB
6.000% due 05/15/45 BRL 288 319
Series NTNF
10.000% due 01/01/21 BRL 4,005 1,043
10.000% due 01/01/23 BRL 3,317 909
10.000% due 01/01/25 BRL 5,766 1,626
10.000% due 01/01/27 BRL 165 48
Canadian Government International
Bond
0.750% due 09/01/21 CAD 1,578 1,173
1.500% due 06/01/23 CAD 2,491 1,883
2.250% due 06/01/25 CAD 1,778 1,404
1.000% due 06/01/27 CAD 1,968 1,445
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 16,186,200 5,605
6.000% due 04/28/28 COP 4,450,300 1,294
Indonesia Treasury Bond
Series FR68
8.375% due 03/15/34 IDR 14,844,000 1,106
Series FR77
8.125% due 05/15/24 IDR 13,960,000 1,039
Series FR78
8.250% due 05/15/29 IDR 18,935,000 1,424
Japan 10 Year Government International
Bond
Series 348
10.000% due 09/20/27 JPY 188,800 1,810
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 36
Series 0114
4.181% due 07/15/24 MYR 5,725 1,421
Series 0116
3.800% due 08/17/23 MYR 3,100 755
Series 0117
3.882% due 03/10/22 MYR 3,921 953
Series 0215
3.795% due 09/30/22 MYR 1,275 310
Series 0218
3.757% due 04/20/23 MYR 4,616 1,122
Series 0314
4.048% due 09/30/21 MYR 610 148
Series 0315
3.659% due 10/15/20 MYR 3,222 774
Series 0319
3.478% due 06/14/24 MYR 1,057 255
Series 0517
3.441% due 02/15/21 MYR 432 104
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 11,350 658
7.500% due 06/03/27 MXN 35,397 1,862
8.500% due 05/31/29 MXN 6,020 340
Series M 30
10.000% due 11/20/36 MXN 40,673 2,624
8.500% due 11/18/38 MXN 9,100 519
Series M
6.500% due 06/10/21 MXN 740 37
7.750% due 05/29/31 MXN 4,863 261
7.750% due 11/13/42 MXN 92,493 4,902
8.000% due 11/07/47 MXN 4,880 266
Norway Government International Bond

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 475
2.000% due 05/24/23 NOK 10,613 1,196
Series 476
3.000% due 03/14/24 NOK 11,435 1,351
Series 478
1.500% due 02/19/26 NOK 2,985 334
Series 479
1.750% due 02/17/27 NOK 902 103
Series 480
2.000% due 04/26/28 NOK 3,345 390
Peru Government International Bond
5.700% due 08/12/24 PEN 6,444 2,129
6.900% due 08/12/37 PEN 3,424 1,242
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 809
Series 6212
7.050% due 01/19/28 RUB 8,430 132
Series 6219
7.750% due 09/16/26 RUB 31,660 514
Series 6224
6.900% due 05/23/29 RUB 19,710 304
Series 6225
7.250% due 05/10/34 RUB 1,960 31
Series 6228
7.650% due 04/10/30 RUB 37,350 605
Singapore Government International
Bond
2.250% due 06/01/21 SGD 963 704
1.250% due 10/01/21 SGD 1,199 861
3.125% due 09/01/22 SGD 569 429
2.750% due 07/01/23 SGD 1,670 1,255
3.000% due 09/01/24 SGD 1,016 781
2.375% due 06/01/25 SGD 1,437 1,079
2.125% due 06/01/26 SGD 3,616 2,685
3.500% due 03/01/27 SGD 2,077 1,690
58,136
United States Government Treasuries - 17.9%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 6,841 6,768
0.125% due 01/15/22 635 629
0.375% due 07/15/23 8,993 9,048
0.375% due 07/15/25 4,520 4,582
3.375% due 04/15/32 4,105 5,674
2.125% due 02/15/40 1,650 2,196
1.375% due 02/15/44 1,739 2,085
1.000% due 02/15/46 1,007 1,123
0.875% due 02/15/47 2,933 3,188
1.000% due 02/15/49 1,988 2,250
United States Treasury Notes
1.375% due 05/31/21 8,665 8,616
2.125% due 05/31/21 1,650 1,661
1.125% due 06/30/21 12,245 12,123
1.750% due 05/15/23 19,405 19,518
1.375% due 06/30/23 480 477
1.250% due 07/31/23 4,330 4,278
2.250% due 04/30/24 30 31
1.250% due 08/31/24 6,655 6,563
2.250% due 11/15/24 1,040 1,074
2.000% due 02/15/25 3,790 3,871
2.125% due 05/15/25 2,735 2,813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 08/15/25 5,273 5,390
3.000% due 10/31/25 685 740
2.250% due 11/15/25 2,545 2,639
1.625% due 02/15/26 4,303 4,305
2.250% due 03/31/26 1,065 1,107
1.625% due 05/15/26 3,005 3,007
1.500% due 08/15/26 3,540 3,512
1.625% due 09/30/26 3,050 3,051
2.375% due 05/15/27 1,935 2,039
2.250% due 08/15/27 850 889
2.750% due 02/15/28 530 576
2.375% due 05/15/29 875 929
1.625% due 08/15/29 90 90
4.500% due 05/15/38 1,090 1,537
2.750% due 11/15/42 1,190 1,336
2.875% due 05/15/43 1,200 1,377
3.750% due 11/15/43 1,820 2,396
3.375% due 05/15/44 1,400 1,745
3.125% due 08/15/44 920 1,103
2.875% due 08/15/45 4,985 5,749
3.000% due 11/15/45 1,322 1,560
3.000% due 05/15/47 1,225 1,453
2.750% due 08/15/47 1,180 1,337
2.750% due 11/15/47 2,735 3,100
3.000% due 02/15/48 4,435 5,270
3.125% due 05/15/48 1,755 2,135
3.375% due 11/15/48 480 612
3.000% due 02/15/49 90 107
2.875% due 05/15/49 190 222
2.250% due 08/15/49 7,540 7,762
165,643
Total Long-Term Investments
(cost $780,111) 799,380
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Š) 80,000
—
Technology - 0.0%
Sungard Availability Services LP(Æ)(Š) 1,760
56
Total Common Stocks
(cost $44) 56
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar 1 Year Mid-
Curve Options
Bank of America Dec 2019 98.00
Call (72) USD 17,640 (ÿ) 96
United States 10 Year
Treasury Note Futures
Bank of America Oct 2019 129.50
Call (18) USD 2,331 (ÿ) 21
United States Treasury
Bond Futures
Bank of America Oct 2019 160.00
Call (6) USD 960 (ÿ) 18
Total Options Purchased
(cost $46) 135

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 16.3%
Ambac Assurance Corp.
5.100% due 06/07/20 (Þ) 1 1
American Express Credit Corp.
2.375% due 05/26/20 80 80
Amgen, Inc.
2.125% due 05/01/20 20 20
Argentina POM Politica Monetaria
Series POM
79.499% due 06/21/20 (Ê) ARS 4,160 35
Boeing Co. (The)
4.875% due 02/15/20 100 101
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 80 82
Commonwealth Bank of Australia
5.000% due 10/15/19 (Þ) 30 30
Credit Suisse Mortgage Trust
Series 2018-PLUM Class A
5.556% due 08/15/20 (Ê)(Þ)( Š ) 150 150
Deutsche Bank AG
2.950% due 08/20/20 242 242
Fannie Mae
4.000% due 01/01/20 1 1
Federal Home Loan Bank Discount
Notes
1.882% due 01/23/20 1,250 1,243
Federal Home Loan Banks
2.125% due 02/11/20 70 70
Federal Home Loan Mortgage Corp.
1.860% due 09/10/20 (Ê) 290 290
Four Seasons Hotels, Ltd. 1st Lien Term
Loan B
4.099% due 06/27/20 (Ê) 50 50
General Electric Co.
Series GMTN
5.500% due 01/08/20 10 10
Gilead Sciences, Inc.
2.550% due 09/01/20 120 121
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 20 20
Goldman Sachs Group, Inc. (The)
Series D
6.000% due 06/15/20 150 154
Lloyds TSB Bank PLC
6.500% due 09/14/20 (Þ) 228 236
Malaysia Government International Bond
Series 0613
3.889% due 07/31/20 MYR 230 55
Series 0902
4.378% due 11/29/19 MYR 220 53
Myriad International Holdings BV
6.000% due 07/18/20 (Þ) 206 211
Philip Morris International, Inc.
1.875% due 11/01/19 170 170
Reliance Standard Life Global Funding
II
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 01/15/20 (Þ) 30 30
Reynolds American, Inc.
3.250% due 06/12/20 40 40
Royal Bank of Scotland Group PLC
6.400% due 10/21/19 180 180
Santander PLC
2.375% due 03/16/20 40 40
Shell International Finance BV
4.375% due 03/25/20 10 10
Singapore Government International
Bond
2.000% due 07/01/20 SGD 464 337
Telefonica Emisiones SA
5.134% due 04/27/20 40 41
U.S. Cash Management Fund(@) 68,186,875(∞) 68,200
United States Treasury Bills
1.637% due 10/10/19 (ç)(ž) 4,611 4,609
1.712% due 11/07/19 (ç)(ž) 9,120 9,104
1.797% due 12/05/19 (ç)(ž) 9,127 9,097
1.833% due 01/02/20 (ç)(ž) 10,732 10,682
1.825% due 02/06/20 (ç)(ž) 27,982 27,804
1.817% due 03/05/20 (ç)(ž) 10,752 10,669
United States Treasury Notes
0.511% due 05/31/20 (ž) 6,421 6,399
UnitedHealth Group, Inc.
Class A
2.700% due 07/15/20 70 70
Westpac Banking Corp.
2.300% due 05/26/20 10 10
Williams Cos., Inc. (The)
5.250% due 03/15/20 40 41
Total Short-Term Investments
(cost $150,756) 150,788
Total Investments 102.9%
(identified cost $930,957) 950,359
Other Assets and Liabilities,
Net - (2.9%)
(26,971)
Net Assets - 100.0%
923,388

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
14.4%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 120,000 100.67 121
123
A10 Securitization LLC 06/23/17 961,000 100.00 961
954
ABB Treasury Center, Inc. 03/05/19 220,000 101.60 224
226
ABN AMRO Bank NV 03/05/19 725,000 100.31 727
728
ACE Securities Corp. Mortgage Loan Trust 03/08/17 544,281 93.58 509
517
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 89.58 227
252
Air Liquide Finance SA 09/03/19 733,000 99.51 729
728
Alcoa Nederland Holding BV 09/28/17 200,000 108.23 216
210
Alimentation Couche-Tard, Inc. 09/19/17 702,000 103.09 724
730
Allergan Sales LLC 09/26/19 687,000 105.08 722
722
Ambac Assurance Corp. 02/09/17 881 160.44 1
1
Ambac LSNI LLC 02/09/17 4,295,770 98.79 4,344
4,338
Anglo American Capital PLC 09/30/19 368,000 102.75 378
378
Anglo American Capital PLC 09/06/17 200,000 99.96 200
206
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100.00 340
348
Avis Budget Rental Car Funding  LLC 04/16/19 600,000 100.40 602
624
Banco de Bogota SA 09/22/17 686,000 104.82 719
730
Bangkok Bank PCL 11/09/18 219,000 99.39 218
227
Banistmo SA 12/07/17 729,000 100.68 734
733
Bayer US Finance II LLC 06/19/18 713,000 101.28 722
727
Bayer US Finance LLC 08/02/18 248,000 97.30 241
254
BBVA Bancomer SA 09/27/19 695,000 104.88 729
725
BCAP LLC Trust 11/26/13 63,202 103.47 65
64
BCAP LLC Trust 03/10/14 8,648 104.23 9
9
BCAP LLC Trust 07/21/16 800,551 75.17 602
743
BCAP LLC Trust 03/20/17 619,535 85.62 530
592
BCAP LLC Trust 03/20/17 966,527 85.65 828
923
Bharti Airtel International Netherlands BV 09/26/19 693,000 105.59 732
729
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 852,000 99.72 850
849
Blackstone Holdings Finance Co. LLC 03/02/18 1,575,000 99.45 1,566
1,580
BMW US Capital LLC 03/20/18 20,000 97.45 19
20
BMW US Capital LLC 09/27/19 724,000 99.88 723
723
BNP Paribas SA 08/07/18 200,000 99.51 199
221
BNP Paribas SA 01/03/19 260,000 100.00 260
281
BNP Paribas SA 01/03/19 800,000 108.90 871
936
Bristol-Myers Squibb Co. 05/07/19 190,000 100.13 190
199
Bristol-Myers Squibb Co. 05/07/19 170,000 99.20 169
182
Bristol-Myers Squibb Co. 05/07/19 290,000 99.64 289
299
Bristol-Myers Squibb Co. 05/07/19 90,000 99.76 90
91
Broadcom, Inc. 09/30/19 712,000 101.00 719
719
BX Commercial Mortgage Trust 03/05/19 149,203 100.49 150
150
BX Commercial Mortgage Trust 04/18/19 790,000 100.06 790
792
BX Trust 06/01/18 1,650,000 100.00 1,650
1,648
BXP Trust 10/30/17 818,000 100.73 824
876
CAL Funding III, Ltd. 06/28/17 613,025 99.99 613
622
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,665
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.14 988
995
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,599
1,592
Cencosud SA 07/01/19 264,000 103.25 273
271
Centene Corp. 08/24/18 10,000 103.19 10
10
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.58 174
176
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,401
1,441
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
431
Citigroup Mortgage Loan Trust, Inc. 02/01/17 157,927 97.76 154
159
Commercial Mortgage Trust 01/22/16 195,000 1.06 207
209
Commercial Mortgage Trust 02/17/16 205,000 103.77 213
218
Commercial Mortgage Trust 07/25/16 140,000 102.29 143
141
Commercial Mortgage Trust 11/21/16 211,000 100.82 213
217
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
899
Commercial Mortgage Trust 06/05/19 1,203,000 100.00 1,203
1,203
Commonwealth Bank of Australia 06/14/16 30,000 100.13 30
30
Cott Holdings, Inc. 03/08/17 60,000 100.00 60
62
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.56 597
600
Credit Suisse Mortgage Capital Certificates 05/28/19 940,000 100.00 940
940
Credit Suisse Mortgage Trust 06/26/18 1,127,818 97.64 1,101
1,131
Credit Suisse Mortgage Trust 09/19/18 150,421 100.00 150
150
DAE Funding LLC 11/01/18 20,000 100.00 20
21

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Daimler Finance NA LLC 08/12/19 320,000 100.77 322
323
Danone SA 10/26/16 890,000 99.92 889
889
Danone SA 04/22/19 718,000 100.13 719
728
Danske Bank A/S 01/11/19 400,000 102.39 410
421
Danske Bank A/S 03/11/19 862,000 105.50 920
947
Danske Bank A/S 09/17/19 200,000 103.23 206
207
DBGS Mortgage Trust 04/03/19 985,000 101.42 999
1,073
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 442,627 100.63 445
455
Deutsche Telekom International Finance BV 05/02/18 251,000 97.35 244
249
Dividend Solar Loans LLC 06/28/19 380,166 99.98 380
383
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,228
ECAF, Ltd. 08/09/18 294,280 99.22 292
293
Education Loan Asset-Backed Trust I 07/24/19 580,000 99.31 576
576
Embotelladora Andina SA 09/03/19 264,000 107.37 283
283
EMD Finance LLC 04/22/19 272,000 98.22 267
278
Enel Finance International NV 01/05/18 706,000 101.15 714
723
Eni SpA 09/26/19 658,000 109.41 720
719
Equate Petrochemical BV 10/27/16 200,000 99.08 198
215
FDIC Trust 06/08/12 13,443 103.63 14
13
Flagstar Mortgage Trust 10/26/17 802,814 101.41 814
816
Flagstar Mortgage Trust 04/13/18 299,515 98.61 295
305
Fox Corp. 01/15/19 30,000 100.00 30
34
Fox Corp. 01/17/19 270,000 115.63 312
332
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.91 113
118
Fresenius Medical Care US Finance II, Inc. 09/19/17 236,000 106.85 252
252
Gazprom OAO Via Gaz Capital SA 02/01/19 672,000 107.64 723
730
Glencore Funding LLC 10/12/16 40,000 101.13 40
43
Glencore Funding LLC 09/13/17 350,000 101.12 354
360
Glencore Funding LLC 03/21/18 20,000 99.81 20
20
Glencore Funding LLC 01/16/19 60,000 94.24 57
61
Glencore Funding LLC 03/05/19 430,000 101.24 435
452
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,860,000 100.04 1,861
1,859
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
490
GS Mortgage Securities Trust 07/20/16 235,000 112.05 263
253
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
631
Hanesbrands, Inc. 08/10/18 10,000 98.04 10
11
Hanesbrands, Inc. 08/13/18 70,000 102.09 71
74
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
941
Hilton USA Trust 11/22/16 1,840,000 88.88 1,675
1,952
Hilton USA Trust 05/26/17 226,000 99.71 225
225
HMH Trust 06/09/17 1,170,000 99.99 1,170
1,229
Horizon Aircraft Finance I, Ltd. 11/16/18 860,112 100.00 860
893
Hospitality Mortgage Trust 05/16/19 1,479,872 100.00 1,480
1,485
ICICI Bank, Ltd. 09/06/18 252,000 94.80 239
263
Intesa Sanpaolo SpA 07/10/17 400,000 100.23 401
402
Intesa Sanpaolo SpA 01/05/18 200,000 99.82 200
202
Intesa Sanpaolo SpA 04/22/19 287,000 92.09 264
286
Inversiones CMPC SA 09/22/17 214,000 103.15 221
222
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 394,000 98.88 390
406
JPMorgan Mortgage Trust 03/30/17 276,797 102.57 284
281
JPMorgan Mortgage Trust 05/22/17 433,279 102.46 444
439
JPMorgan Mortgage Trust 08/09/17 734,966 102.61 754
743
JPMorgan Mortgage Trust 10/26/17 569,504 101.07 576
579
JPMorgan Mortgage Trust 03/23/18 644,269 98.61 635
654
JPMorgan Mortgage Trust 04/25/18 1,516,884 98.85 1,506
1,537
JPMorgan Mortgage Trust 08/16/18 2,424,987 100.49 2,433
2,435
JPMorgan Mortgage Trust 09/20/18 257,582 100.54 259
258
JPMorgan Mortgage Trust 01/18/19 546,787 100.70 551
549
JPMorgan Mortgage Trust 03/06/19 2,072,334 100.44 2,075
2,094
JPMorgan Mortgage Trust 03/08/19 2,298,745 98.06 2,254
2,308
JPMorgan Mortgage Trust 09/18/19 1,026,000 101.22 1,039
1,037
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
225
KKR Group Finance Co. II LLC 02/20/15 10,000 109.76 11
12
Korea Southern Power Co., Ltd. 05/02/18 241,000 99.41 240
243
Kraft Heinz Foods Co. 08/05/15 28,000 104.57 29
29
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.71 60
63
LCM XXII, Ltd. 07/05/17 1,133,000 101.21 1,147
1,134
LCM XXIII, Ltd. 04/18/19 1,020,000 100.31 1,023
1,023

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,124
Legacy Mortgage Asset Trust 05/23/19 454,593 100.00 455
458
Lloyds TSB Bank PLC 12/07/17 228,000 103.46 236
236
LSTAR Securities Investment, Ltd. 05/17/19 444,555 100.00 445
445
Lukoil International Finance BV 09/19/17 682,000 105.00 716
719
LYB Finance Co. BV 02/15/19 186,000 119.66 223
241
Madison Park Funding XVIII, Ltd. 12/01/17 872,000 100.69 878
872
Madison Park Funding XXVI, Ltd. 09/05/17 780,000 100.00 780
780
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,487
1,489
Marks And Spencer PLC 11/06/17 623,000 115.60 720
710
Mars, Inc. 03/26/19 30,000 99.72 30
32
Mars, Inc. 03/26/19 60,000 99.94 60
62
MEG Energy Corp. 09/20/19 100,000 98.53 99
97
Midwest Connector Capital Co. LLC 06/04/19 267,000 101.79 272
274
ML-CFC Commercial Mortgage Trust 08/05/16 184,676 82.16 152
113
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,955
Morgan Stanley Capital I Trust 08/15/18 1,732,000 100.00 1,732
1,732
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
350
Morgan Stanley Capital I Trust 05/10/19 1,613,000 100.00 1,613
1,612
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.71 38
38
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.65 233
232
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.21 1,458
1,559
MSCG Trust 05/19/15 255,000 101.43 259
266
Myriad International Holdings BV 06/29/17 250,000 100.00 250
276
Myriad International Holdings BV 09/21/17 206,000 102.51 211
211
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.95 453
450
NBK SPC, Ltd. 09/30/19 714,000 100.75 719
715
NCL Corp., Ltd. 12/07/16 24,000 100.18 24
24
Nestle Holdings, Inc. 04/22/19 718,000 101.70 730
733
New Residential Mortgage Loan Trust 09/09/19 500,000 100.00 500
500
NGPL PipeCo LLC 09/26/19 553,000 130.06 719
717
Nomura Resecuritization Trust 07/22/16 1,290,000 58.94 760
974
Nordea Bank AB 06/04/19 265,000 103.08 273
274
Northern Natural Gas Co. 08/02/18 631,000 109.16 689
735
NXP BV / NXP Funding LLC 05/02/19 693,000 104.43 724
726
NYT Mortgage Trust 01/11/19 2,451,000 100.00 2,451
2,460
One Market Plaza Trust 02/15/17 500,000 100.03 500
514
One Market Plaza Trust 02/15/17 217,000 102.81 223
223
One Market Plaza Trust 02/15/17 595,000 97.87 582
601
Park Aerospace Holdings, Ltd. 02/25/19 50,000 102.06 51
53
Pernod Ricard SA 06/13/16 150,000 104.28 156
157
PMT Credit Risk Transfer Trust 03/21/19 404,059 100.00 404
404
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 35,000 105.27 37
37
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.99 61
62
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.70 72
72
Reliance Standard Life Global Funding II 03/23/18 30,000 99.84 30
30
Riserva CLO Ltd. 06/10/19 940,000 100.00 940
940
Roche Holdings, Inc. 01/05/18 241,000 100.74 243
245
Roche Holdings, Inc. 09/27/19 509,000 104.73 533
533
Sabal Trail Transmission LLC 08/02/18 663,000 106.07 703
724
Santander PLC 05/14/19 676,000 105.35 712
718
Santander UK Group Holdings PLC 03/05/19 701,000 102.55 719
731
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
43
Schlumberger Norge AS 06/13/16 70,000 102.66 72
71
Schneider Electric SE 02/04/19 200,000 98.63 197
204
Sequoia Mortgage Trust 10/21/16 568,558 103.06 586
576
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
919
Siemens Financieringsmaatschappij NV 03/05/19 250,000 97.58 244
248
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
190
SoFi Professional Loan Program LLC 05/15/18 168,549 99.35 167
169
SoFi Professional Loan Program LLC 05/16/18 446,488 99.56 445
448
SoFi Professional Loan Program LLC 05/23/18 174,915 98.82 173
174
SoFi Professional Loan Program LLC 07/24/18 353,000 97.58 344
358
Spectrum Brands, Inc. 09/10/19 10,000 101.25 10
10
Standard Chartered PLC 09/26/19 600,000 122.82 737
736
Swedbank AB 09/27/19 797,000 100.47 801
800
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 10,000 100.00 10
11
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/10/19 30,000 100.00 30
33

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.48 393
423
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.94 243
243
THL Credit Wind River CLO, Ltd. 10/02/17 1,016,000 100.00 1,016
1,013
Towd Point Mortgage Trust 07/22/16 226,361 99.86 226
225
Towd Point Mortgage Trust 05/05/17 454,899 100.32 456
458
Towd Point Mortgage Trust 07/07/17 480,925 100.55 484
482
Towd Point Mortgage Trust 08/04/17 606,322 100.34 608
611
Towd Point Mortgage Trust 09/18/17 1,002,964 100.60 1,009
1,012
Triton Container Finance IV LLC 08/16/17 529,511 100.08 530
535
Triton Container Finance V LLC 03/13/18 210,800 99.98 211
216
Triton Container Finance VI LLC 06/07/17 589,460 99.05 584
596
Trust F/1401 09/20/17 685,000 106.10 727
730
UBS Group Funding Switzerland AG 03/16/17 270,000 100.00 270
277
UBS Group Funding Switzerland AG 03/16/17 200,000 100.00 200
218
UBS Group Funding Switzerland AG 01/28/19 660,000 102.29 675
701
UniCredit SpA 01/08/19 1,042,000 103.66 1,091
1,118
USB Group AG 09/20/19 200,000 100.82 202
201
Vistra Operations Co. LLC 06/04/19 708,000 101.50 719
727
Vistra Operations Co. LLC 06/04/19 370,000 99.82 369
372
VOC Escrow, Ltd. 08/07/18 60,000 97.11 58
62
Volkswagen Group of America Finance LLC 09/26/19 699,000 103.30 722
722
VOLT LXII LLC 05/16/19 2,029,145 99.91 2,028
2,031
Voya CLO, Ltd. 03/31/17 1,428,000 100.06 1,429
1,428
Walt Disney Co. (The) 03/15/19 40,000 135.76 54
60
WinWater Mortgage Loan Trust 03/29/17 600,688 102.47 616
616
Woori Bank 12/07/17 681,000 104.73 713
711
Worldwide Plaza Trust 10/31/17 452,000 102.72 464
487
132,783
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. 1st Lien Term Loan B4 USD 1 Month LIBOR 2.250
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albertson's LLC Term Loan B7 USD 1 Month LIBOR 2.750
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Allied Universal Holdco Delayed Draw Term Loan USD 3 Month LIBOR 2.125
Allied Universal Holdco Term Loan B USD 3 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 10.000
American Home Mortgage Investment Trust USD 6 Month LIBOR 2.000
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Asset Backed Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.140
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays PLC USD 3 Month LIBOR 1.902
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
BCP CC Holdings Merger Sub, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.750
Berry Plastics Group, Inc. 1st Lien Term Loan Q USD 1 Month LIBOR 2.250
Blackstone CQP Holdco LP Term Loan B USD 3 Month LIBOR 3.500
Blackstone Holdings Finance Co. LLC USD 1 Month LIBOR 1.951
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA USD 3 Month LIBOR 2.235
Boyd Gaming Corp. Term Loan B USD 1 Week LIBOR 2.250
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Trust USD 1 Month LIBOR 1.220
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
Cedar Funding, Ltd. USD 3 Month LIBOR 1.100
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Variable Rate Securities
Securities Referenced Rate Spread %
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 0.980
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Trust USD 1 Month LIBOR 3.231
CWGS Group LLC Term Loan USD 1 Month LIBOR 2.750
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Digicert Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Edelman Financial Center LLC Term Loan B1 USD 1 Month LIBOR 3.250
Education Loan Asset-Backed Trust I USD 1 Month LIBOR 0.800
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 2.500
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Golden Nugget, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.150
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.510
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
GS Mortgage Securities Trust USD 1 Month LIBOR 0.900
Hawaii Hotel Trust USD 1 Month LIBOR 1.650
HCA, Inc. Term Loan B10 USD 1 Month LIBOR 2.000
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.150
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.546
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.453
HSI Asset Securitization Corp. Trust USD 1 Month LIBOR 0.140
iHeartCommunications , Inc. Exit Term Loan USD 1 Month LIBOR 4.000
Intelsat Jackson Holdings SA Term Loan B3 USD 1 Month LIBOR 3.750
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 3.000
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC Term Loan B USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
LCM XXII, Ltd. USD 3 Month LIBOR 1.480
LCM XXIII, Ltd. USD 3 Month LIBOR 1.400
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 2.250
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.900
LPL Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.250
LSTAR Securities Investment, Ltd. USD 1 Month LIBOR 1.500
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
McAfee LLC Term Loan B1 USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.000
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
MultiPlan , Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.600
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option Care Health, Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 3.000
Phoenix Guarantor Inc. Term Loan B1 USD 1 Month LIBOR 4.500
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.000
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.250
RAMP Trust USD 1 Month LIBOR 0.570
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 4.500

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Variable Rate Securities
Securities Referenced Rate Spread %
Residential Asset Securitization Trust USD 1 Month LIBOR 0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Riserva CLO Ltd. USD 3 Month LIBOR 1.140
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seattle SpinCo, Inc.1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.290
SMB Private Education Loan Trust USD 1 Month LIBOR 1.000
Sprint Corp. Term Loan B USD 1 Month LIBOR 2.500
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Sungard AS New Holdings III LLC Term Loan USD 1 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 4.000
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
THL Credit Wind River CLO, Ltd. USD 3 Month LIBOR 1.230
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 2.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
USB Group AG USD 3 Month LIBOR 1.468
VICI Properties, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Virgin Media Bristol LLC 1st Lien Term Loan K USD 1 Month LIBOR 2.500
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
VVC Holding Corp. USD 3 Month LIBOR 4.500
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Western Digital Corp. 1st Lien Term Loan B4 USD 3 Month LIBOR 1.750
Ziggo Secured Finance Partnership 1st Lien Term Loan E USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian 10 Year Government Bond Futures 110 AUD 16,208 12/19
101
Canadian 10 Year Government Bond Futures 206 CAD 29,376 12/19
(189)
Euro-BTP Futures 40 EUR 5,834 12/19
60
Eurodollar Futures 116 USD 28,549 12/19
61
Eurodollar Futures 15 USD 3,698 03/21
39
Eurodollar Futures 82 USD 20,098 06/20
213
Federal Fund 30 Day Futures 32 USD 13,148 05/20
(6)
Federal Fund 30 Day Futures 32 USD 13,156 07/20
(15)
Japan Mini 10 Year Government Bond Futures 19 JPY 294,385 12/19
(9)
United States 2 Year Treasury Note Futures 594 USD 128,008 12/19
75
United States 5 Year Treasury Note Futures 697 USD 83,046 12/19
(238)
United States 10 Year Treasury Note Futures 1,058 USD 137,872 12/19
(836)
United States 10 Year Ultra Treasury Note Futures 23 USD 3,275 12/19
4

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
United States Treasury Long Bond Futures 260 USD 42,201 12/19
(54)
United States Treasury Ultra Bond Futures 238 USD 45,673 12/19
(245)
Short Positions
Australian 10 Year Government Bond Futures 107 AUD 15,766 12/19
(116)
Euro- Bobl Futures 105 EUR 14,243 12/19
61
Euro-Bund Futures 192 EUR 33,456 12/19
430
Euro-OAT Futures 45 EUR 7,664 12/19
81
Federal Fund 30 Day Futures 202 USD 82,696 11/19
48
Japan 10 Year Government Bond Futures 5 JPY 775,099 12/19
19
Long Guilt Futures 74 GBP 9,934 12/19
(51)
United States 2 Year Treasury Note Futures 52 USD 11,206 12/19
11
United States 5 Year Treasury Note Futures 30 USD 3,575 12/19
(7)
United States 10 Year Ultra Treasury Note Futures 83 USD 11,820 12/19
154
United States Treasury Long Bond Futures 85 USD 13,797 12/19
190
United States Treasury Ultra Bond Futures 4 USD 768 12/19
(24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(243)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar 1 Year Mid-Curve Options
Bank of America
Call 36 97.75 USD 8,798 12/13/19
(70)
Eurodollar 1 Year Mid-Curve Options
Bank of America
Call 36 98.50 USD 8,865 12/13/19
(15)
United States 10 Year Treasury Note
Futures
Bank of America
Call 11 130.50 USD 1,436 10/25/19
(7)
United States 10 Year Treasury Note
Futures
Bank of America
Put 11 129.00 USD 1,419 10/25/19
(2)
United States 10 Year Treasury Note
Futures
Bank of America
Put 12 129.50 USD 1,554 10/25/19
(4)
United States 10 Year Treasury Note
Futures
Bank of America
Put 9 130.00 USD 1,170 10/25/19
(5)
United States 5 Year Treasury Note
Futures
Bank of America
Put 21 118.50 USD 2,489 10/25/19
(3)
United States Treasury Bond Futures
Bank of America
Call 5 166.00 USD 830 10/25/19
(2)
Total Liability for Options Written (premiums received $63)
(108)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,657 HUF 773,306 11/22/19 (133)
Bank of America USD 1,750 MXN 34,753 11/22/19 (3)
Bank of America USD 6,057 TRY 34,891 11/22/19 16
Bank of America USD 1,754 ZAR 27,053 11/22/19 20
Bank of America HKD 34,984 USD 4,460 11/22/19 (6)
Bank of America PLN 6,910 USD 1,770 11/22/19 46
Bank of America SGD 6,169 USD 4,457 11/22/19 (9)
Bank of America THB 54,971 USD 1,775 11/22/19 (24)
Bank of Montreal USD 1,857 CAD 2,440 12/18/19 (13)
Bank of Montreal USD 1,860 JPY 198,000 12/18/19 (19)
Bank of Montreal AUD 2,660 USD 1,833 12/18/19 33
Bank of Montreal CHF 15,300 USD 15,419 10/23/19 62
Bank of Montreal MXN 36,200 USD 1,821 12/18/19 9
Bank of Montreal NZD 2,800 USD 1,805 12/18/19 48
Bank of New York USD 1,857 CAD 2,440 12/18/19 (13)
Bank of New York USD 1,860 JPY 198,000 12/18/19 (19)
Bank of New York AUD 2,660 USD 1,832 12/18/19 32
Bank of New York MXN 36,200 USD 1,824 12/18/19 12
Bank of New York NZD 2,800 USD 1,803 12/18/19 46
Barclays USD 2,862 CAD 3,750 10/17/19 (31)
Barclays USD 350 GBP 278 10/17/19 (7)
Barclays USD 101 MXN 2,000 10/17/19 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 45 ARS 2,130 10/15/19 (10)
Citigroup USD 419 BRL 1,590 10/17/19 (36)
Citigroup USD 477 BRL 1,984 10/17/19 —
Citigroup USD 484 BRL 1,838 10/17/19 (42)
Citigroup USD 844 BRL 3,210 10/17/19 (72)
Citigroup USD 1,005 CAD 1,332 10/17/19 1
Citigroup USD 4,390 CAD 5,820 10/23/19 4
Citigroup USD 1,857 CAD 2,440 12/18/19 (13)
Citigroup USD 496 GBP 397 10/17/19 (8)
Citigroup USD 1,033 INR 71,640 10/17/19 (22)
Citigroup USD 1,860 JPY 198,000 12/18/19 (19)
Citigroup USD 427 MXN 8,413 10/17/19 (2)
Citigroup USD 10,998 SEK 106,538 10/23/19 (161)
Citigroup USD 11 TWD 327 10/17/19 —
Citigroup AUD 2,660 USD 1,832 12/18/19 33
Citigroup BRL 473 USD 125 10/17/19 12
Citigroup EUR 200 USD 223 10/17/19 5
Citigroup EUR 280 USD 314 10/17/19 9
Citigroup JPY 39,894 USD 370 10/17/19 1
Citigroup MXN 600 USD 30 10/17/19 —
Citigroup MXN 36,200 USD 1,825 12/18/19 13
Citigroup NZD 2,800 USD 1,804 12/18/19 47
Citigroup PEN 15,044 USD 4,426 11/22/19 (28)
Citigroup RUB 11,647 USD 181 10/17/19 2
Citigroup RUB 32,881 USD 509 10/17/19 3
Commonwealth Bank of Australia USD 8,452 JPY 911,877 10/23/19 (7)
Commonwealth Bank of Australia NOK 59,386 USD 6,641 10/23/19 111
Goldman Sachs USD 1,140 MXN 22,290 10/17/19 (13)
Goldman Sachs BRL 570 USD 151 10/17/19 14
JPMorgan Chase USD 2,132 AUD 3,154 10/15/19 (2)
JPMorgan Chase USD 165 BRL 690 10/30/19 1
JPMorgan Chase USD 1,402 CAD 1,861 10/03/19 2
JPMorgan Chase USD 1,970 CAD 2,610 10/03/19 —
JPMorgan Chase USD 7,797 CHF 7,737 10/03/19 (45)
JPMorgan Chase USD 1,134 COP 3,912,988 10/03/19 (10)
JPMorgan Chase USD 171 COP 577,579 10/23/19 (5)
JPMorgan Chase USD 2,150 COP 7,412,554 10/23/19 (22)
JPMorgan Chase USD 19 CZK 436 10/03/19 —
JPMorgan Chase USD 56 CZK 1,318 10/03/19 —
JPMorgan Chase USD 765 GBP 621 10/15/19 (1)
JPMorgan Chase USD 1,015 GBP 827 10/15/19 2
JPMorgan Chase USD 3,388 GBP 2,734 10/15/19 (25)
JPMorgan Chase USD 4,202 GBP 3,451 10/15/19 44
JPMorgan Chase USD 297 GBP 240 10/17/19 (1)
JPMorgan Chase USD 103 HKD 811 10/03/19 —
JPMorgan Chase USD 5,069 HUF 1,556,046 10/03/19 (3)
JPMorgan Chase USD 74 IDR 1,053,393 10/23/19 —
JPMorgan Chase USD 358 INR 25,434 10/17/19 2
JPMorgan Chase USD 1,566 JPY 168,369 10/15/19 (7)
JPMorgan Chase USD 1,701 JPY 179,651 10/15/19 (38)
JPMorgan Chase USD 1,855 KRW 2,223,379 10/07/19 2
JPMorgan Chase USD 3,350 KRW 4,048,799 10/07/19 31
JPMorgan Chase USD 5,247 KRW 6,272,178 11/08/19 (11)
JPMorgan Chase USD 2,219 MXN 43,407 10/03/19 (20)
JPMorgan Chase USD 3,374 MXN 66,349 10/03/19 (12)
JPMorgan Chase USD 379 NOK 3,372 10/03/19 (9)
JPMorgan Chase USD 380 NOK 3,380 10/03/19 (9)
JPMorgan Chase USD 1,398 NOK 11,865 10/03/19 (94)
JPMorgan Chase USD 2,363 NOK 21,369 10/03/19 (14)
JPMorgan Chase USD 3,222 NOK 29,234 12/16/19 (5)
JPMorgan Chase USD 1,392 PEN 4,663 10/03/19 (8)
JPMorgan Chase USD 1,103 PLN 4,367 10/03/19 (14)
JPMorgan Chase USD 1,551 PLN 6,200 10/03/19 (5)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 1,849 PLN 6,925 10/03/19 (122)
JPMorgan Chase USD 4,359 PLN 17,492 12/16/19 8
JPMorgan Chase USD 380 SEK 3,631 10/03/19 (11)
JPMorgan Chase USD 381 SEK 3,643 10/03/19 (11)
JPMorgan Chase USD 3,011 SEK 29,297 10/03/19 (35)
JPMorgan Chase USD 4,998 SEK 46,049 10/03/19 (319)
JPMorgan Chase USD 8,457 SEK 82,620 12/16/19 (22)
JPMorgan Chase USD 142 SGD 195 10/03/19 —
JPMorgan Chase USD 9,495 SGD 13,108 10/03/19 (11)
JPMorgan Chase AUD 1,168 USD 789 10/15/19 —
JPMorgan Chase AUD 5,281 USD 3,563 10/15/19 (3)
JPMorgan Chase BRL 2,198 USD 535 10/23/19 7
JPMorgan Chase BRL 4,172 USD 1,006 10/30/19 4
JPMorgan Chase BRL 4,603 USD 1,102 10/30/19 (4)
JPMorgan Chase CAD 1,677 USD 1,277 10/03/19 11
JPMorgan Chase CAD 2,794 USD 2,111 10/03/19 2
JPMorgan Chase CAD 2,610 USD 1,972 12/16/19 —
JPMorgan Chase CHF 737 USD 757 10/03/19 18
JPMorgan Chase CHF 741 USD 760 10/03/19 18
JPMorgan Chase CHF 2,743 USD 2,775 10/03/19 26
JPMorgan Chase CHF 3,516 USD 3,629 10/03/19 106
JPMorgan Chase CHF 7,737 USD 7,844 12/16/19 41
JPMorgan Chase CNY 3,740 USD 528 10/17/19 2
JPMorgan Chase CNY 10,521 USD 1,532 10/17/19 51
JPMorgan Chase COP 3,912,988 USD 1,126 10/03/19 2
JPMorgan Chase COP 3,912,988 USD 1,132 11/06/19 9
JPMorgan Chase COP 8,771,014 USD 2,525 11/06/19 8
JPMorgan Chase CZK 1,754 USD 78 10/03/19 4
JPMorgan Chase CZK 1,318 USD 56 12/16/19 —
JPMorgan Chase EUR 664 USD 739 10/15/19 15
JPMorgan Chase EUR 683 USD 760 10/15/19 15
JPMorgan Chase EUR 1,227 USD 1,367 10/15/19 28
JPMorgan Chase EUR 3,842 USD 4,216 10/15/19 24
JPMorgan Chase EUR 4,661 USD 5,243 10/15/19 158
JPMorgan Chase EUR 543 USD 595 10/17/19 2
JPMorgan Chase EUR 1,048 USD 1,189 10/17/19 45
JPMorgan Chase HKD 287 USD 37 10/03/19 —
JPMorgan Chase HKD 524 USD 67 10/03/19 —
JPMorgan Chase HKD 811 USD 104 12/16/19 —
JPMorgan Chase HUF 583,402 USD 1,911 10/03/19 12
JPMorgan Chase HUF 972,644 USD 3,432 10/03/19 266
JPMorgan Chase HUF 1,556,046 USD 5,090 12/16/19 2
JPMorgan Chase IDR 5,687,000 USD 400 10/23/19 —
JPMorgan Chase IDR 12,900,000 USD 908 10/23/19 —
JPMorgan Chase IDR 32,537,505 USD 2,304 10/23/19 14
JPMorgan Chase JPY 71,699 USD 667 10/15/19 3
JPMorgan Chase KRW 6,272,178 USD 5,242 10/07/19 6
JPMorgan Chase MXN 47,171 USD 2,420 10/03/19 30
JPMorgan Chase MXN 62,585 USD 3,200 10/03/19 29
JPMorgan Chase MXN 66,349 USD 3,334 12/16/19 12
JPMorgan Chase NOK 10,752 USD 1,188 10/03/19 6
JPMorgan Chase NOK 29,234 USD 3,218 10/03/19 5
JPMorgan Chase NZD 1,882 USD 1,205 10/15/19 27
JPMorgan Chase NZD 3,256 USD 2,045 10/15/19 5
JPMorgan Chase NZD 4,052 USD 2,612 10/15/19 74
JPMorgan Chase PEN 4,663 USD 1,371 10/03/19 (12)
JPMorgan Chase PEN 6,125 USD 1,828 10/23/19 12
JPMorgan Chase PEN 5,510 USD 1,642 10/25/19 9
JPMorgan Chase PEN 7,257 USD 2,166 10/25/19 15
JPMorgan Chase PEN 4,262 USD 1,268 11/06/19 5
JPMorgan Chase PEN 4,663 USD 1,389 11/06/19 7
JPMorgan Chase PLN 17,492 USD 4,354 10/03/19 (8)
JPMorgan Chase SEK 82,620 USD 8,417 10/03/19 24

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase SGD 1,039 USD 748 10/03/19 (3)
JPMorgan Chase SGD 4,807 USD 3,481 10/03/19 3
JPMorgan Chase SGD 7,457 USD 5,511 10/03/19 116
JPMorgan Chase SGD 13,108 USD 9,502 12/16/19 10
JPMorgan Chase THB 51,270 USD 1,678 10/24/19 1
JPMorgan Chase THB 100,401 USD 3,286 10/30/19 2
JPMorgan Chase THB 131,632 USD 4,318 10/30/19 12
Royal Bank of Canada USD 1,857 CAD 2,440 12/18/19 (13)
Royal Bank of Canada USD 1,862 JPY 198,000 12/18/19 (21)
Royal Bank of Canada AUD 2,660 USD 1,834 12/18/19 34
Royal Bank of Canada MXN 36,200 USD 1,824 12/18/19 12
Royal Bank of Canada NZD 2,800 USD 1,805 12/18/19 48
Standard Chartered USD 1,857 CAD 2,440 12/18/19 (13)
Standard Chartered USD 1,860 JPY 198,000 12/18/19 (19)
Standard Chartered AUD 2,660 USD 1,832 12/18/19 32
Standard Chartered MXN 36,200 USD 1,823 12/18/19 11
Standard Chartered NZD 2,800 USD 1,803 12/18/19 47
State Street USD 32 CLP 22,794 11/22/19 (1)
State Street USD 61 HKD 476 11/22/19 —
State Street USD 78 HUF 23,488 11/22/19 (1)
State Street USD 6,191 IDR 89,368,108 11/22/19 74
State Street USD 233 KRW 275,783 11/22/19 (3)
State Street USD 4,480 MYR 18,714 11/22/19 (18)
State Street USD 100 PEN 333 11/22/19 (1)
State Street USD 6,041 RUB 406,558 11/22/19 187
State Street USD 78 SGD 108 11/22/19 —
State Street USD 45 THB 1,386 11/22/19 —
State Street USD 15 TRY 89 11/22/19 —
State Street USD 47 TWD 1,427 11/22/19 —
State Street CLP 3,156,586 USD 4,458 11/22/19 125
State Street IDR 2,995,613 USD 211 11/22/19 1
State Street KRW 7,628,559 USD 6,327 11/22/19 (44)
State Street MXN 463 USD 24 11/22/19 —
State Street MYR 342 USD 82 11/22/19 —
State Street PLN 24 USD 6 11/22/19 —
State Street RUB 5,967 USD 93 11/22/19 1
State Street TWD 56,181 USD 1,804 11/22/19 (12)
State Street ZAR 1,297 USD 88 11/22/19 3
UBS EUR 8,995 USD 9,947 10/23/19 127
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
899
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,189 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 9 9
Citigroup BRL 2,300 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
1 16 17
Citigroup BRL 2,600 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 20 20
Citigroup BRL 4,000 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 30 30
Citigroup BRL 11,431 8.41
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/20
— 86 86
Citigroup BRL 2,100 7.02
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 7 7
Citigroup BRL 2,400 7.02
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 7 8

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 2,631 7.02
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 8 9
JPMorgan Chase BRL 1,700 7.02
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 6 6
JPMorgan Chase HUF 640,150 Six Month BUBOR
(3)
0.93
(4)
04/05/27
— 11 11
JPMorgan Chase HUF 1,080,700 Six Month BUBOR
(3)
1.85
(4)
04/05/27
— (220) (220)
Merrill Lynch USD 5,040 Three Month LIBOR
(2)
1.73
(3)
06/27/21
— (5) (5)
Merrill Lynch USD 5,662 2.25
(3)
Three Month LIBOR
(2)
04/26/22
1 47 48
Merrill Lynch USD 5,781 Three Month LIBOR
(2)
2.30
(3)
04/26/23
— (50) (50)
Merrill Lynch USD 4,216 Three Month LIBOR
(2)
2.25
(3)
12/31/25
22 (209) (187)
Merrill Lynch USD 11,373 Three Month LIBOR
(2)
1.85
(3)
04/30/26
16 (258) (242)
Merrill Lynch USD 6,084
Federal Fund
Effective Rate
(2)
1.25
(3)
06/30/26
(6) 4 (2)
Merrill Lynch USD 13,606 Three Month LIBOR
(2)
1.55
(3)
06/30/26
(19) (32) (51)
Merrill Lynch MXN 40,840 7.45
(3)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
17 84 101
Merrill Lynch USD 2,751 3.00
(3)
Three Month LIBOR
(2)
02/15/36
4 530 534
Merrill Lynch USD 1,951 Three Month LIBOR
(2)
3.33
(3)
02/15/44
— (644) (644)
Merrill Lynch USD 384 Three Month LIBOR
(2)
2.88
(3)
05/15/44
1 (93) (92)
Merrill Lynch USD 2,072 Three Month LIBOR
(2)
3.00
(3)
05/15/44
(2) (547) (549)
Merrill Lynch USD 2,295 Three Month LIBOR
(2)
2.75
(3)
08/15/44
(10) (483) (493)
Merrill Lynch USD 972 Three Month LIBOR
(2)
1.85
(3)
11/15/44
3 (30) (27)
Merrill Lynch USD 3,184 Three Month LIBOR
(2)
1.81
(3)
11/15/44
(30) (30) (60)
UBS USD 9,581 Three Month LIBOR
(2)
2.50
(3)
01/31/26
(127) (446) (573)
Total Open Interest Rate Swap Contracts (å)
(127) (2,182) (2,309)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield
Index Bank of America
Sell
USD 8,900 5.000%
(2)
12/20/24
596 — 596
CDX NA High Yield
Index Merrill Lynch
Sell
USD 574 5.000%
(2)
06/20/24
25 16 41
CDX NA Investment
Grade Index Merrill Lynch
Sell
USD 8,560 1.000%
(2)
12/20/24
169 1 170
Total Open Credit Indices Contracts (å) 790 17 807
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 40,279 $ —
$ —
$ 40,279

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Corporate Bonds and Notes — 165,575 —
—
165,575
International Debt — 90,307 —
—
90,307
Loan Agreements — 6,496 —
—
6,496
Mortgage-Backed Securities — 272,944 —
—
272,944
Non-US Bonds — 58,136 —
—
58,136
United States Government Treasuries — 165,643 —
—
165,643
Common Stocks — — 56
—
56
Options Purchased 135 — —
—
135
Short-Term Investments — 82,43 8 150
68,200
150,78 8
Total Investments 135 881,81 8 206 68,200 950,35 9
Other Financial Instruments
Assets
Futures Contracts 1, 547 — — — 1 , 547
Foreign Currency Exchange Contracts — 2,67 6 — — 2,67 6
Interest Rate Swap Contracts — 886 — — 886
Credit Default Swap Contracts — 807 — — 807
Liabilities
Futures Contracts (1 , 790 ) — — — (1 , 790 )
Options Written (108) — — — (108)
Foreign Currency Exchange Contracts — (1,777) — — (1,777)
Interest Rate Swap Contracts — (3,19 5 ) — — (3,19 5 )
Total Other Financial Instruments
*
$ (351) $ (60 3 ) $ — $ — $ (954)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2019, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
493
Australia .................................................................................
597
Bermuda .................................................................................
1,403
Brazil ......................................................................................
5,997
Canada ....................................................................................
14,564
Cayman Islands .......................................................................
18,729
Chile .......................................................................................
1,497
China ......................................................................................
626
Colombia .................................................................................
9,166

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Curacao ...................................................................................
36
Denmark .................................................................................
1,575
Ecuador ..................................................................................
189
Finland ...................................................................................
274
France .....................................................................................
5,710
Guernsey .................................................................................
1,088
India .......................................................................................
263
Indonesia ................................................................................
4,276
Ireland ....................................................................................
1,905
Isle of Man ..............................................................................
713
Italy ........................................................................................
2,726
Japan ......................................................................................
3,422
Kazakhstan .............................................................................
225
Kuwait ....................................................................................
226
Luxembourg ............................................................................
2,313
Macao .....................................................................................
439
Malaysia ..................................................................................
5,986
Mexico ....................................................................................
13,850
Netherlands ............................................................................
11,737
Norway ....................................................................................
3,444
Panama ...................................................................................
733
Peru ........................................................................................
4,330
Poland .....................................................................................
577
Russia .....................................................................................
2,394
Singapore ................................................................................
9,821
South Korea ............................................................................
954
Spain .......................................................................................
1,288
Sweden ....................................................................................
1,055
Switzerland .............................................................................
1,398
Thailand ..................................................................................
227
United Arab Emirates .............................................................
938
United Kingdom ......................................................................
12,531
United States ...........................................................................
800,644
Total Investments .................................................................... 950,359

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Australia - 3.6%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 571,676 4,497
Cromwell Property Group(ö) 1,847,900 1,586
Dexus Property Group(Æ)(ö) 275,758 2,222
Goodman Group(ö) 708,831 6,783
GPT Group (The)(ö) 1,699,791 7,075
Mirvac Group(ö) 5,399,898 11,167
33,330
Austria - 0.2%
CA Immobilien Anlagen AG 52,923 1,877
Belgium - 0.5%
Aedifica(ö) 30,794 3,565
VGP NV 11,472 1,048
4,613
Canada - 2.7%
Allied Properties Real Estate Investment
Trust(ö) 148,300 5,996
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 163,600 5,484
Canadian Apartment Properties(ö) 168,300 6,921
Granite Real Estate Investment Trust(ö) 112,400 5,442
InterRent Real Estate Investment
Trust(ö) 141,500 1,747
25,590
China - 0.2%
China Overseas Land & Investment, Ltd. 682,000 2,158
France - 2.0%
Covivio(ö) 31,994 3,386
Gecina SA(ö) 42,827 6,729
Klepierre SA - GDR(ö) 257,177 8,733
18,848
Germany - 4.0%
ADO Properties SA 2,522 104
Alstria Office REIT-AG(ö) 258,238 4,429
Deutsche Wohnen SE 245,900 8,979
Instone Real Estate Group AG(Æ) 72,518 1,511
LEG Immobilien AG 48,417 5,542
Vonovia SE 336,590 17,075
37,640
Hong Kong - 6.0%
CK Asset Holdings, Ltd. 728,000 4,957
Hang Lung Properties, Ltd. - ADR 1,797,000 4,085
Link REIT(ö) 1,469,500 16,133
New World Development Co., Ltd. 8,319,000 10,867
Shimao Property Holdings, Ltd. 56,500 164
Sino Land Co., Ltd. 3,098,000 4,676
Sun Hung Kai Properties, Ltd. 645,000 9,325
Swire Properties, Ltd. 1,096,800 3,457
Wharf Real Estate Investment Co., Ltd. 402,000 2,204
55,868
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.0%
Green REIT PLC(ö) 158,532 329
Japan - 11.3%
Activia Properties, Inc.(ö) 2,612 13,337
Daibiru Corp. 145,400 1,496
Daiwa House REIT Investment Corp.(ö) 300 844
Daiwa Office Investment Corp.(ö) 315 2,444
Frontier Real Estate Investment Corp.(ö) 664 2,829
Global One Real Estate Investment
Corp.(ö) 2,768 3,739
GLP J-Reit(Æ)(ö) 1,632 2,164
Hulic REIT, Inc.(ö) 302 555
Invincible Investment Corp.(ö) 5,083 3,136
Japan Rental Housing Investments, Inc.
(ö) 3,816 3,513
Mitsubishi Estate Co., Ltd. 638,500 12,364
Mitsui Fudosan Co., Ltd. 538,800 13,410
Mitsui Fudosan Logistics Park, Inc. (Æ)
(ö) 475 1,980
Mori Hills REIT Investment Corp. Class
A(ö) 3,370 5,349
Mori Trust Sogo REIT, Inc.(ö) 1,485 2,662
Nippon Building Fund, Inc.(ö) 629 4,830
Nippon Prologis REIT, Inc.(Æ)(ö) 922 2,525
NIPPON REIT Investment Corp.(ö) 580 2,422
Nomura Real Estate Master Fund, Inc.(ö) 2,594 4,684
Orix JREIT, Inc.(ö) 1,873 4,090
Premier Investment Corp.(ö) 2,212 3,247
Sumitomo Realty & Development Co.,
Ltd. 218,800 8,362
Tokyo Tatemono Co., Ltd. 70,900 1,000
Tokyu Fudosan Holdings Corp. 606,300 3,885
XYMAX REIT Investment Corp.(ö) 1,161 1,406
106,273
Netherlands - 0.8%
InterXion Holding NV(Æ) 93,900 7,649
Norway - 0.4%
Entra ASA 265,754 4,168
Singapore - 2.5%
CapitaLand, Ltd. 2,534,900 6,493
City Developments, Ltd. 726,900 5,181
Frasers Centrepoint Trust(ö) 1,510,600 2,998
Keppel DC REIT(ö) 328,100 454
Mapletree Industrial Trust(ö) 371,700 654
Mapletree Logistics Trust(ö) 3,958,800 4,644
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,168,600 2,649
23,073
Spain - 1.0%
Inmobiliaria Colonial Socimi SA(ö) 222,051 2,679
Merlin Properties Socimi SA(ö) 502,754 7,024
9,703
Sweden - 2.1%
Castellum AB 361,245 7,735
Catena AB 63,320 2,079

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB 314,534 5,182
Fastighets AB Balder Class B(Æ) 75,467 2,857
Hemfosa Fastigheter AB(Æ) 202,821 2,054
19,907
Switzerland - 0.6%
Swiss Prime Site AG Class A(Æ) 55,283 5,413
United Kingdom - 4.1%
Assura PLC(ö) 2,881,220 2,526
Big Yellow Group PLC(ö) 139,654 1,785
British Land Co. PLC (The)(ö) 84,232 606
Derwent London PLC(ö) 52,258 2,166
Grainger PLC 727,531 2,202
Great Portland Estates PLC(ö) 284,054 2,619
Hammerson PLC(ö) 405,543 1,414
Intu Properties PLC Class H(Ñ)(ö) 515,942 281
LondonMetric Property PLC(ö) 887,880 2,374
PRS REIT PLC (The)(ö) 1,249,155 1,359
Safestore Holdings PLC(ö) 172,107 1,414
Segro PLC(ö) 1,028,613 10,255
Tritax EuroBox PLC 953,426 1,114
UNITE Group PLC (The)(ö) 422,230 5,669
Urban & Civic PLC 646,931 2,577
38,361
United States - 52.4%
Agree Realty Corp.(Ñ)(ö) 103,800 7,593
Alexandria Real Estate Equities, Inc.(ö) 74,017 11,402
American Campus Communities, Inc.(ö) 10,300 495
American Tower Corp.(ö) 31,889 7,052
Americold Realty Trust(Ñ)(ö) 301,384 11,172
Apartment Investment & Management
Co. Class A(ö) 139,683 7,283
Boyd Gaming Corp. 145,847 3,493
Brixmor Property Group, Inc.(ö) 74,329 1,508
Columbia Property Trust, Inc.(ö) 132,200 2,796
CoreSite Realty Corp. Class A(ö) 37,400 4,557
Crown Castle International Corp.(ö) 3,405 473
CubeSmart(ö) 166,621 5,815
CyrusOne, Inc.(ö) 140,975 11,151
DiamondRock Hospitality Co.(ö) 148,930 1,527
Douglas Emmett, Inc.(ö) 148,516 6,361
Empire State Realty Trust, Inc. Class
A(ö) 269,565 3,847
Equinix, Inc.(Æ)(ö) 19,100 11,017
Equity LifeStyle Properties, Inc. Class
A(ö) 71,000 9,486
Equity Residential(ö) 299,229 25,811
Essential Properties Realty Trust, Inc.(ö) 123,600 2,832
Essex Property Trust, Inc.(ö) 56,500 18,456
Extra Space Storage, Inc.(ö) 181,658 21,221
HCP, Inc.(ö) 322,600 11,494
Highwoods Properties, Inc.(ö) 37,141 1,669
Host Hotels & Resorts, Inc.(ö) 115,557 1,998
Invitation Homes, Inc.(ö) 623,219 18,454
JBG Smith Properties(ö) 98,500 3,862
Kilroy Realty Corp.(ö) 184,646 14,382
Kimco Realty Corp.(ö) 568,743 11,875
Liberty Property Trust(ö) 66,800 3,429
Life Storage, Inc.(Æ)(ö) 44,500 4,691
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macerich Co. (The)(Ñ)(ö) 84,600 2,673
Medical Properties Trust, Inc.(ö) 499,505 9,770
Mid-America Apartment Communities,
Inc.(ö) 81,400 10,583
Omega Healthcare Investors, Inc.(Ñ)(ö) 165,876 6,932
Paramount Group, Inc.(ö) 251,600 3,359
Park Hotels & Resorts, Inc.(ö) 348,704 8,707
Pebblebrook Hotel Trust(ö) 169,201 4,707
Physicians Realty Trust(ö) 18,400 327
Prologis, Inc.(ö) 390,800 33,303
Public Storage(ö) 29,068 7,130
Realty Income Corp.(ö) 183,288 14,055
Regency Centers Corp.(ö) 149,604 10,396
Rexford Industrial Realty, Inc.(ö) 156,100 6,872
Ryman Hospitality Properties, Inc.(ö) 65,846 5,387
Sabra Health Care REIT, Inc.(ö) 224,000 5,143
SBA Communications Corp.(ö) 13,219 3,188
Simon Property Group, Inc.(ö) 123,642 19,245
SITE Centers Corp.(ö) 135,800 2,052
STORE Capital Corp.(ö) 266,800 9,981
Sun Communities, Inc.(ö) 53,700 7,972
Taubman Centers, Inc.(ö) 41,300 1,686
UDR, Inc.(ö) 364,964 17,693
VEREIT, Inc.(ö) 1,774,423 17,354
VICI Properties, Inc.(Ñ)(ö) 232,200 5,259
Welltower, Inc.(ö) 347,029 31,457
492,433
Total Common Stocks
(cost $730,823) 887,233
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 41,081,494 (∞) 41,090
Total Short-Term Investments
(cost $41,095) 41,090
Other Securities - 2.6%
U.S. Cash Collateral Fund(×)(@) 24,940,608 (∞) 24,941
Total Other Securities
(cost $24,941) 24,941
Total Investments 101.4%
(identified cost $796,859) 953,264
Other Assets and Liabilities, Net
- (1.4%)
(13,481)
Net Assets - 100.0%
939,783

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 67
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 741 USD 27,298 12/19
645
FTSE/EPRA Europe Index Futures 301 EUR 6,854 12/19
383
Hang Seng Index Futures 17 HKD 22,136 10/19
(17)
MSCI Singapore Index Futures 43 SGD 1,545 10/19
(4)
S&P/TSX 60 Index Futures 11 CAD 2,191 12/19
1
SPI 200 Index Futures 19 AUD 3,174 12/19
6
TOPIX Index Futures 37 JPY 587,560 12/19
138
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,152
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 794 GBP 647 10/02/19 1
Bank of America EUR 515 USD 561 10/02/19 —
Bank of Montreal USD 572 AUD 830 12/18/19 (10)
Bank of Montreal USD 580 AUD 841 12/18/19 (11)
Bank of Montreal USD 295 CAD 390 12/18/19 (1)
Bank of Montreal USD 324 CAD 425 12/18/19 (2)
Bank of Montreal USD 1,238 EUR 1,110 12/18/19 (21)
Bank of Montreal USD 1,923 EUR 1,726 12/18/19 (30)
Bank of Montreal USD 1,009 HKD 7,908 12/18/19 1
Bank of Montreal USD 1,131 JPY 121,440 12/18/19 (1)
Bank of Montreal USD 1,467 JPY 156,193 12/18/19 (15)
Bank of Montreal USD 340 SGD 469 12/18/19 (1)
Bank of New York USD 579 AUD 841 12/18/19 (10)
Bank of New York USD 324 CAD 425 12/18/19 (2)
Bank of New York USD 1,920 EUR 1,726 12/18/19 (28)
Bank of New York USD 1,009 HKD 7,908 12/18/19 1
Bank of New York USD 1,468 JPY 156,193 12/18/19 (15)
Bank of New York USD 340 SGD 469 12/18/19 (1)
Brown Brothers Harriman USD 207 CAD 274 10/02/19 —
Royal Bank of Canada USD 580 AUD 841 12/18/19 (11)
Royal Bank of Canada USD 324 CAD 425 12/18/19 (2)
Royal Bank of Canada USD 1,922 EUR 1,726 12/18/19 (29)
Royal Bank of Canada USD 693 HKD 5,420 12/18/19 (1)
Royal Bank of Canada USD 1,009 HKD 7,908 12/18/19 1
Royal Bank of Canada USD 1,469 JPY 156,193 12/18/19 (17)
Royal Bank of Canada USD 1,103 SGD 1,525 10/02/19 —
Royal Bank of Canada USD 240 SGD 330 12/18/19 (1)
Royal Bank of Canada USD 340 SGD 469 12/18/19 (1)
Royal Bank of Canada AUD 4,390 USD 2,966 10/02/19 3
Royal Bank of Canada AUD 500 USD 344 12/18/19 6
Royal Bank of Canada HKD 894 USD 114 10/03/19 —
Royal Bank of Canada HKD 5,360 USD 684 12/18/19 —
Royal Bank of Canada JPY 179,883 USD 1,666 10/02/19 2
Royal Bank of Canada SGD 150 USD 109 12/18/19 —
State Street USD 302 CAD 400 12/18/19 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(195)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 33,330 $ —
$ —
$ 33,330
Austria — 1,877 —
—
1,877
Belgium — 4,613 —
—
4,613
Canada 25,590 — —
—
25,590
China — 2,158 —
—
2,158
France — 18,848 —
—
18,848
Germany — 37,640 —
—
37,640
Hong Kong — 55,868 —
—
55,868
Ireland — 329 —
—
329
Japan 555 105,718 —
—
106,273
Netherlands 7,649 — —
—
7,649
Norway — 4,168 —
—
4,168
Singapore — 23,073 —
—
23,073
Spain — 9,703 —
—
9,703
Sweden — 19,907 —
—
19,907
Switzerland — 5,413 —
—
5,413
United Kingdom — 38,361 —
—
38,361
United States 492,433 — —
—
492,433
Short-Term Investments — — — 41,090 41,090
Other Securities — — — 24,941 24,941
Total Investments 526,227 361,006 — 66 , 031 953,264
Other Financial Instruments
Assets
Futures Contracts 1,173 — —
—
1 , 173
Foreign Currency Exchange Contracts 7 8 —
—
1 5
Liabilities
Futures Contracts (21) — —
—
(21)
Foreign Currency Exchange Contracts — (210) —
—
(2 10 )
Total Other Financial Instruments
*
$ 1,15 9 $ (202) $ — $ — $ 957
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2019, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30 , 2019, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Diversified ..............................................................................
303,986
Healthcare ..............................................................................
70,298
Industrial ................................................................................
86,072
Lodging/Resorts ......................................................................
27,507
Manufactured Homes ..............................................................
17,458
Office ......................................................................................
102,651
Regional Malls ........................................................................
26,883
Residential ..............................................................................
164,115
Self Storage .............................................................................
42,056
Shopping Centers ....................................................................
46,207
Short-Term Investments ..........................................................
41,090
Other Securities ......................................................................
24,941
Total Investments .................................................................... 953,264

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2019 (Unaudited)
70 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% rate is used as a placeholder.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
(ÿ ) Notional amount .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date sh own reflects next contractual call date.
(
ƕ
) Unfunded Loan Agreement .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2019 (Unaudited)
Notes to Schedules of Investments 71
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2019 (Unaudited)
72 Notes to Quarterly Report
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFuS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFuS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 73
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
74 Notes to Quarterly Report
the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.
The U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, and Global Real Estate
Securities Fund had no transfers between Levels 1, 2 and 3 for the period ended September 30, 2019. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Strategic Bond Fund had transfers out of Level 3 to Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $36,181.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFuS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFuS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFuS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFuS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFuS employs third-party pricing vendors to provide fair value measurements. RIFuS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 75
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFuS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFuS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFuS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
76 Notes to Quarterly Report
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2019 the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019
International Developed Markets Fund $ 166,952,447 $ 108,530,104 $ 68,435,457
Strategic Bond Fund 276,761,776 346,905,191 406,773,970
Global Real Estate Securities Fund 13,077,807 9,690,876 29,934,621

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 77
As of September 30, 2019 the Funds had cash collateral balances in connection with foreign currency contracts purchased /sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended September 30, 2019, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds' options contracts notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As of September 30, 2019, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019
International Developed Markets Fund $ 166,988,286 $ 108,684,111 $ 67,845,339
Strategic Bond Fund 281,153,505 338,223,071 407,769,462
Global Real Estate Securities Fund 13,018,690 9,698,703 29,658,735
Cash Collateral for Forwards Due to Broker
Strategic Bond Fund $ 10,000 $ 40,000
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Notional of Options Contracts
Funds March 31, 2019 June 30, 2019 September 30, 2019
Strategic Bond Fund $ 50,072,755 $ 58,192,750 $ 47,490,500

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
78 Notes to Quarterly Report
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
As of September 30, 2019, the Funds had cash collateral balances in connection with futures contracts purchased /sold as follows:
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts
Funds March 31, 2019 June 30, 2019 September 30, 2019
U.S. Strategic Equity Fund $ 6,243,160 $ 7,066,080 $ 1,936,025
U.S. Small Cap Equity Fund 2,006,940 7,600,435 5,185,000
International Developed Markets Fund 118,377,117 112,050,501 109,639,209
Strategic Bond Fund 584,543,689 679,752,543 775,144,815
Global Real Estate Securities Fund 21,319,343 18,589,439 47,941,057
Cash Collateral for Futures Due to Broker
U.S. Strategic Equity Fund $ 120,828 $ —
U.S. Small Cap Equity Fund $ 419,709 $ —
International Developed Markets Fund $ 3,574,121 $ —
Strategic Bond Fund $ 6,887,226 $ 41
Global Real Estate Securities Fund $ 1,056,985 $ —

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 79
consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of September 30, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 3,056,369 $ 218,630

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
80 Notes to Quarterly Report
or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended September 30, 2019, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 81
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended September 30, 2019, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2019, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended September 30, 2019, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019
Strategic Bond Fund $ 36,699,702 $ 36,190,000 $ 18,034,200
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2019 June 30, 2019 September 30, 2019
Strategic Bond Fund $ 60,993,824 $ 81,003,255 $ 89,927,991

Russell Investment Funds
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82 Notes to Quarterly Report
to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. Short sales expose the Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 83
borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b)
otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short).
The U.S. Small Cap Fund may also engage in short sale transactions that are effected through State Street and may deliver cash received in connection with its reciprocal lending activity to State Street as collateral to secure the short sale transactions.
Participation in this program may subject the Fund to a heightened risk that State Street would fail to return the Fund’s cash collateral.
As of September 30, 2019, the market value of securities on loan through the reciprocal lending program for U.S. Small Cap Equity
Fund was $8,867,836.
As of September 30, 2019, the U.S. Small Cap Equity Fund held $12,627,904 as collateral for short sales.
Emerging Markets Securities
Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
84 Notes to Quarterly Report
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 85
sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of

Russell Investment Funds
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86 Notes to Quarterly Report
loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of September 30, 2019, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment Transactions
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of September 30, 2019, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2019 (Unaudited)
Notes to Quarterly Report 87
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFuS is the Funds' administrator and transfer agent. RIFuS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFuS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFuS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2019, the Funds had invested $140,323,281 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $45,862,727 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended, ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended September 30, 2019, there was $25,116 in unfunded loan commitments held by the Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On October 1, 2019 the Board declared dividends payable from net investment income. Dividends were paid on October 3, 2019, to shareholders of record effective with the opening of business on October 2, 2019.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 400,250,665 $ 226,409,812 $ 385,913,868
Unrealized Appreciation
$ 42,985,667 $ 17,271,222 $ 50,326,439
Unrealized Depreciation
(12,383,988) (9,424,043) (58,199,052)
Net Unrealized Appreciation (Depreciation)
$ 30,601,679 $ 7,847,179 $ (7,872,613)
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 933,472,435 $ 823,404,599
Unrealized Appreciation
$ 24,890,871 $ 139,186,695
Unrealized Depreciation
(8,890,116) (8,377,005)
Net Unrealized Appreciation (Depreciation)
$ 16,000,755 $ 130,809,690

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495